Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2013	Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Oneida Financial Corp.
Entity Central Index Key	0001485001
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 55.7
Entity Common Stock, Shares Outstanding		7,024,596
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statements of Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 16,480,824	$ 22,910,284
Federal funds sold	3,322,255	17,661,389
Total cash and cash equivalents	19,803,079	40,571,673
Trading securities	5,630,100	7,010,349
Securities available-for-sale	228,369,261	193,605,166
Securities held-to-maturity (fair value $30,780,414 and $49,264,203 respectively)	29,077,365	47,198,910
Mortgage loans held for sale	1,029,488	688,416
Loans receivable	312,568,636	287,818,861
Deferred fees	880,958	996,203
Allowance for loan losses	(2,775,857)	(2,899,525)
Net loans receivable	310,673,737	285,915,539
Federal Home Loan Bank stock, at cost	1,935,800	2,101,700
Premises and equipment, net	20,669,351	21,379,743
Accrued interest receivable	2,064,557	2,226,551
Bank owned life insurance	17,576,358	16,978,468
Other assets	17,545,287	21,089,384
Goodwill	25,462,675	23,982,454
Other intangible assets	1,554,380	964,226
Total Assets	681,391,438	663,712,579
Liabilities and Stockholders' Equity
Interest bearing deposits	492,454,671	481,505,452
Non-interest bearing deposits	75,809,939	69,119,138
Borrowings	6,000,000	11,000,000
Other liabilities	14,086,827	14,126,801
Total liabilities	588,351,437	575,751,391
Commitments and contingent liabilities (Note 15)
Oneida Financial Corp. Stockholders' equity:
Preferred stock, 10,000,000 shares authorized ; 0 issued and outstanding
Common stock, $.01 par value, 30,000,000 shares authorized; 7,024,596 issued at December 31, 2012; 6,915,570 shares issued at December 31, 2011	70,246	69,156
Additional paid-in capital	42,684,045	43,396,150
Retained earnings	49,675,836	47,210,558
Accumulated other comprehensive income (loss)	910,594	(2,122,238)
Treasury stock (at cost, 0 shares and 2,521 shares)		(19,790)
Unearned employee stock ownership plan (ESOP) (44,965 and 78,956 shares)	(359,720)	(631,648)
Total Oneida Financial Corp. stockholders' equity - controlling interest	92,981,001	87,902,188
Noncontrolling interest	59,000	59,000
Total stockholders' equity	93,040,001	87,961,188
Total Liabilities and Stockholders' Equity	$ 681,391,438	$ 663,712,579

Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Condition
Fair value of securities held-to-maturity (in dollars)	$ 30,780,414	$ 49,264,203
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	7,024,596	6,915,570
Treasury stock, shares	0	2,521
Unearned ESOP, shares	44,965	78,956

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Interest and fees on loans	$ 15,125,745	$ 15,588,323	$ 16,791,404
Interest and dividends on investment securities:
U. S. Government and agency obligations	1,280,828	1,849,419	1,927,182
Corporate debt and equity obligations	1,472,572	868,829	795,810
Mortgage-backed securities	2,581,701	3,064,709	2,628,810
Tax exempt securities	1,671,153	1,792,354	1,304,501
Other	611,124	598,158	293,257
Interest on federal funds sold and interest-earning deposits	22,224	21,140	39,007
Total interest and dividend income	22,765,347	23,782,932	23,779,971
Interest expense:
Savings deposits	303,862	358,232	507,841
Money market and interest-bearing checking	805,508	1,076,740	1,571,647
Time deposits	1,629,813	2,077,158	2,606,188
Short-term borrowings	130,401	30,108	465,650
Long-term borrowings	303,300	480,975	530,020
Total interest expense	3,172,884	4,023,213	5,681,346
Net interest income	19,592,463	19,759,719	18,098,625
Provision for loan losses	740,000	1,050,000	1,650,000
Net interest income after provision for loan losses	18,852,463	18,709,719	16,448,625
Other-than-temporary impairment loss
Total impairment loss		(382,172)	(2,822,283)
Loss recognized in other comprehensive income		14,748	399,172
Net impairment loss recognized in earnings		(367,424)	(2,423,111)
Impairment of other asset	(1,886,080)
Net gains on sales of securities	796,281	425,730	1,522,260
Changes in fair value of trading securities	619,751	198,632	103,280
Non-interest income	26,613,056	24,654,329	22,888,310
Non-interest expenses	37,134,153	35,746,767	33,607,038
Income before income taxes	7,861,318	7,874,219	4,932,326
Provision for income taxes	2,095,000	1,953,000	914,200
Net Income	5,766,318	5,921,219	4,018,126
Less: net income attributable to noncontrolling interest	5,900	191,938	257,438
Net Income attributable to Oneida Financial Corp.	$ 5,760,418	$ 5,729,281	$ 3,760,688
Earnings per share - basic (in dollars per share)	$ 0.84	$ 0.82	$ 0.53
Earnings per share - diluted (in dollars per share)	$ 0.84	$ 0.82	$ 0.53

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 5,766,318	$ 5,921,219	$ 4,018,126
Available for sale securities:
Unrealized holding gains (losses) on securities arising during period	5,516,942	7,425,665	(2,511,240)
Reclassification adjustment for gains realized in income	(796,281)	(425,730)	(1,522,260)
Net unrealized gains (losses)	4,720,661	6,999,935	(4,033,500)
Tax effect	(1,888,264)	(2,799,974)	1,613,400
Net-of-tax amount	2,832,397	4,199,961	(2,420,100)
Other-than-temporary impaired securities:
Unrealized holding (losses) on securities arising during period		(43,702)	(2,213,414)
Reclassification adjustment for losses realized in income		367,424	2,423,111
Net unrealized gains		323,722	209,697
Tax effect		(129,489)	(83,879)
Net-of-tax amount		194,233	125,818
Defined benefit pension plans:
Net gain (loss) arising during the period	114,262	(701,493)	(73,944)
Reclassification adjustment for amortization of prior service cost and net gain included in net periodic pension cost	219,797	171,171	168,792
Net gain (loss)	334,059	(530,322)	94,848
Tax effect	(133,624)	212,129	(37,939)
Net-of-tax amount	200,435	(318,193)	56,909
Other comprehensive income (loss), net of tax	3,032,832	4,076,001	(2,237,373)
Comprehensive income	8,799,150	9,997,220	1,780,753
Comprehensive income attributable to the noncontrolling interest	5,900	191,938	257,438
Comprehensive income attributable to Oneida Financial Corp.	$ 8,793,250	$ 9,805,282	$ 1,523,315

Consolidated Statements of Stockholders' Equity (USD $)	Total	Total Equity Attributable To Oneida Financial Corp.	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income(Loss)	Treasury Stock	Unearned Employee Stock Ownership Plan	Noncontrolling Interest
Balance at Dec. 31, 2009	$ 59,116,173	$ 56,557,173	$ 83,225	$ 19,481,956	$ 44,024,272	$ (3,960,866)	$ (3,071,414)		$ 2,559,000
Balance (in shares) at Dec. 31, 2009			8,322,452
Increase (Decrease) in Stockholders' Equity
Net income	4,018,126	3,760,688			3,760,688				257,438
Distributions to non-controlling interest	(257,438)								(257,438)
Other comprehensive income (loss), net of tax	(2,237,373)	(2,237,373)				(2,237,373)
Shares earned under stock plans	185,598	185,598		185,598
Tax benefit from stock plans	9,165	9,165		9,165
Common stock cash dividends: $.42, $.48 and $.48 per share for the period December 31, 2010, 2011 and 2012 respectively	(2,968,461)	(2,968,461)			(2,968,461)
Increase in noncontrolling interest	500								500
Treasury stock purchased	(155,877)	(155,877)					(155,877)
Treasury stock reissued	170,035	170,035		(888)			170,923
Proceeds of common stock offering and conversion of existing shares, net of expenses	27,737,108	27,737,108	(6,880)	29,003,988				(1,260,000)
Proceeds of common stock offering and conversion of existing shares, net of expenses (in shares)			(688,001)
Retirement of 469,657 treasury stock			(4,697)	(3,031,881)			3,036,578
Retirement of treasury stock (in shares)	(469,657)		(469,657)
Allocation of ESOP shares	302,739	302,739		(11,437)				314,176
Balance at Dec. 31, 2010	85,920,295	83,360,795	71,648	45,636,501	44,816,499	(6,198,239)	(19,790)	(945,824)	2,559,500
Balance (in shares) at Dec. 31, 2010			7,164,794
Increase (Decrease) in Stockholders' Equity
Net income	5,921,219	5,729,281			5,729,281				191,938
Distributions to non-controlling interest	(191,938)								(191,938)
Other comprehensive income (loss), net of tax	4,076,001	4,076,001				4,076,001
Tax benefit from stock plans	(4,424)	(4,424)		(4,424)
Common stock cash dividends: $.42, $.48 and $.48 per share for the period December 31, 2010, 2011 and 2012 respectively	(3,335,222)	(3,335,222)			(3,335,222)
Redemption of noncontrolling interest	(2,500,500)								(2,500,500)
Stock repurchased and retired	(2,267,285)	(2,267,285)	(2,492)	(2,264,793)
Stock repurchased and retired (in shares)			(249,224)
Allocation of ESOP shares	343,042	343,042		28,866				314,176
Balance at Dec. 31, 2011	87,961,188	87,902,188	69,156	43,396,150	47,210,558	(2,122,238)	(19,790)	(631,648)	59,000
Balance (in shares) at Dec. 31, 2011			6,915,570
Increase (Decrease) in Stockholders' Equity
Net income	5,766,318	5,760,418			5,760,418				5,900
Distributions to non-controlling interest	(5,900)								(5,900)
Other comprehensive income (loss), net of tax	3,032,832	3,032,832				3,032,832
Shares earned under stock plans	264,462	264,462		264,462
Tax benefit from stock plans	5,831	5,831		5,831
Common stock cash dividends: $.42, $.48 and $.48 per share for the period December 31, 2010, 2011 and 2012 respectively	(3,295,140)	(3,295,140)			(3,295,140)
Stock repurchased and retired	(1,039,703)	(1,039,703)	(1,060)	(1,058,433)			19,790
Stock repurchased and retired (in shares)			(105,974)
Shares issued under stock plans			2,150	(2,150)
Shares issued under stock plans (in shares)			215,000
Allocation of ESOP shares	350,113	350,113		78,185				271,928
Balance at Dec. 31, 2012	$ 93,040,001	$ 92,981,001	$ 70,246	$ 42,684,045	$ 49,675,836	$ 910,594		$ (359,720)	$ 59,000
Balance (in shares) at Dec. 31, 2012			7,024,596

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Stockholders' Equity
Common stock dividends, per share (in dollars per share)	$ 0.48	$ 0.48	$ 0.42
Retirement of treasury stock (in shares)			469,657

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 5,766,318	$ 5,921,219	$ 4,018,126
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,800,203	1,782,859	1,981,965
Amortization of premiums and (accretion of discounts) on securities, net	663,543	849,024	492,598
Net change in fair value of trading securities	(619,751)	(198,632)	(103,280)
Provision for loan losses	740,000	1,050,000	1,650,000
Provision for deferred income taxes	397,052	453,435	(1,494,208)
Gain on sale of premises and equipment			(62,870)
Gain on sale of securities, net	(796,281)	(425,730)	(1,522,260)
Loss on impairment of securities		367,424	2,423,111
Loss on impairment of other asset	1,886,080
ESOP shares earned	350,113	343,042	302,739
Stock compensation earned	264,462		185,598
Loss on write down or sale of foreclosed assets	118,860	135,668	122,986
Gain on sale of loans, net	(703,486)	(487,628)	(651,656)
Income taxes payable	(147,524)	(300,044)	647,448
Accrued interest receivable	161,994	228,202	14,224
Other assets	(321,285)	(1,493,384)	1,114,080
Other liabilities	(1,895,013)	1,770,247	(314,180)
Earnings on bank owned life insurance	(542,087)	(646,675)	(601,684)
Origination of loans held for sale	(23,209,069)	(25,296,779)	(36,846,898)
Proceeds from sale of loans	23,571,483	25,953,172	37,328,797
Proceeds from sale of trading securities		845,000
Maturities and calls of trading securities	2,000,000
Net cash provided by operating activities	9,485,612	10,850,420	8,684,636
Investing activities:
Purchase of securities available for sale	(140,313,084)	(86,022,264)	(244,076,005)
Proceeds from sales of securities available for sale	38,519,694	52,262,277	45,899,020
Maturities and calls of securities available for sale	54,615,727	54,875,009	60,670,003
Principal collected on securities available for sale	17,476,504	15,817,814	19,552,701
Purchase of securities held to maturity	(4,092,944)	(35,024,792)
Maturities and calls of securities held to maturity	14,217,131	6,998,432	19,060,975
Principal collected on securities held to maturity	7,787,821	4,778,473	4,318,540
Purchase of FHLB stock	(3,090,600)	(538,400)	(476,600)
Redemption of FHLB stock	3,256,500	545,600	1,032,500
Net (increase) decrease in loans	(25,772,158)	(3,934,486)	10,065,786
Purchase of bank premises and equipment	(720,645)	(2,869,266)	(1,274,858)
Proceeds from sale of bank premises and equipment			1,139,639
Proceeds from sale of foreclosed assets	344,636	412,621	540,549
Purchase of employee benefits company		(95,388)	(117,520)
Purchase of insurance agency	(795,149)	(361,718)
Net cash (used in) provided by investing activities	(38,566,567)	6,843,912	(83,665,270)
Financing activities:
Net increase in demand deposits, savings, money market, interest-bearing checking and mortgagor's escrow accounts	18,139,826	10,327,053	67,507,687
Net decrease in time deposits	(499,806)	(11,866,277)	(4,708,280)
Proceeds from borrowings	3,000,000		110,000
Repayment of borrowings	(8,000,000)	(1,000,000)	(19,110,000)
Cash dividends	(3,282,056)	(3,365,128)	(2,108,687)
Increase in noncontrolling interest			500
Redemption of noncontrolling interest		(2,500,500)
Dividends on preferred stock of subsidiary held by noncontrolling interest	(5,900)	(191,938)	(257,438)
Repurchase of common shares	(1,039,703)	(2,267,285)
Exercise of stock options (using treasury stock)			170,035
Purchase of treasury stock			(155,877)
Net proceeds of stock offering and conversion			27,737,108
Net cash provided (used in) by financing activities	8,312,361	(10,864,075)	69,185,048
(Decrease) increase in cash and cash equivalents	(20,768,594)	6,830,257	(5,795,586)
Cash and cash equivalents at beginning of year	40,571,673	33,741,416	39,537,002
Cash and Cash Equivalents at End of Year	19,803,079	40,571,673	33,741,416
Supplemental disclosures of cash flow information:
Cash paid during the year for Interest on deposits and obligations	3,176,711	4,041,821	5,745,286
Cash paid during the year for Income taxes	2,240,000	1,715,025	1,810,015
Non-cash investing activities:
Transfer of loans to foreclosed assets	273,960	538,609	862,751
Non-cash financing activities:
Dividends declared and unpaid	842,952	829,868	859,774
Notes payable issued in connection with acquisition	$ 1,000,000	$ 361,718

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

1.                        Summary of Significant Accounting Policies

Nature of Operations

The consolidated financial statements include Oneida Financial Corp. (the “Company”) and its wholly-owned subsidiary, Oneida Savings Bank (the “Bank”).  Inter-company transactions and balances are eliminated in consolidation.   Oneida Financial Corp. is a Maryland corporation.  On July 7, 2010, Oneida Financial Corp. completed its conversion from the mutual holding company structure and the related public offering and is now a stock holding company that is fully owned by the public.  As a result of the conversion, the mutual holding company and former mid-tier holding company were merged into Oneida Financial Corp.  The Oneida Savings Bank (“Oneida Savings Bank”) is 100% owned by the Company and the Company is 100% owned by public stockholders.  The Company sold a total of 3,937,500 shares of common stock, par value $0.01 per share, in the subscription and community offerings, including 157,500 shares to the Oneida Savings Bank employee stock ownership plan.  All shares were sold at a price of $8.00 per share, raising $31.5 million in gross proceeds.  Conversion related expenses of $2.5 million were offset against the gross proceeds, resulting in $29.0 million of net proceeds.  Concurrent with the completion of the offering, shares of Oneida Financial Corp., a federal corporation, common stock owned by public stockholders were exchanged for 0.9136 shares of the Company’s common stock.

The Bank is located in Central New York with offices in the City of Oneida and Rome and the Villages of Cazenovia, Hamilton, Canastota, Camden, Chittenango, Vernon and Westmoreland and owns two banking related subsidiaries; Oneida Preferred Funding Corporation (OPFC) and The State Bank of Chittenango (SBC).  The Bank is engaged primarily in accepting deposits and providing various types of loans to the community. The Bank also provides trust and brokerage services. OPFC, a Real Estate Investment Trust, primarily engages in investing activities of residential and commercial real estate mortgages.  SBC is a limited purpose commercial bank subsidiary which is permitted to accept municipal deposit accounts from various municipalities, school districts and other public sources; a source of funds not available to the Bank under New York Law.  The Bank also owns one insurance and financial services subsidiary; Bailey & Haskell Associates, Inc. (B&H) which has six central New York offices.  The Bank also owns an employee benefits consulting and retirement plan administration firm, Benefit Consulting Group Inc. (BCG) which has an office in central New York.  Workplace Health Solutions was established in January 2008 as a risk management company with services to help mitigate and prevent work related injuries.  This subsidiary was developed to complement the products and services offered by our other subsidiaries with an overall philosophy of innovative risk management services.

Subsequent Events

The Company reviews subsequent events for recognition and disclosure.

Use of Estimates

To prepare financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions based on available information.  These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ.   The allowance for loan losses, mortgage servicing rights, deferred tax assets, goodwill, the evaluation of other-than-temporary impairment for securities whose fair value is less than amortized cost and fair values of financial instruments are particularly subject to change.

Cash and Cash Equivalents

Cash and cash equivalents include cash, deposits with other financial institutions with maturities fewer than 90 days and federal funds sold.  Net cash flows are reported for customer loan and deposit transactions.

Trading Assets

Securities in which the fair value option has been elected are considered trading assets and are recorded at fair value with changes in fair value included in earnings.  The fair value option has been elected for common and preferred equity securities as they do not have stated maturity values and the fair value fluctuates with market changes.  Interest and dividends are included in net interest income based on the contractual amount of interest income.  Cash flows from the purchase and sale of securities for which the fair value option has been elected are shown as operating activities within the consolidated statement of cash flows.

Investment Securities (including Mortgage-Backed Securities)

Debt securities are classified as held-to-maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity.  Debt securities are classified as available-for-sale when they might be sold before maturity.  Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.  Interest income includes amortization of purchase premium or discount.  Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated.  Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer.  Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis.  If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows:  1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

In order to determine OTTI for purchased beneficial interests that, on the purchase date, were not highly rated, the Company compares the present value of the remaining cash flows as estimated at the preceding evaluation date to the current expected remaining cash flows.  OTTI is deemed to have occurred if there has been an adverse change in the remaining expected future cash flows.

Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value, as determined by outstanding commitments from investors.  Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale are generally sold with servicing rights retained.  The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing right.  Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of deferred origination fees and costs and the allowance for loan losses.  Interest income is accrued on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income on loans is discontinued at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection.  Past due status is based on the contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified as impaired loans.  A loan is moved to non-accrual status in accordance with the Company’s policy, typically after 90 days of non-payment.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income.  Interest received on such loans is accounted for on the cash-basis method until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Concentration of Credit Risk

Most of the Company’s business activity is with customers located throughout Madison and Oneida Counties.  Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economy in those counties.

Allowance for Loan Losses

The allowance for loan losses is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired, when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or the fair value of collateral if repayment is expected solely from the collateral.  Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For troubled debt restructurings that subsequently default, the Bank determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and is based on historical loss experience adjusted for current factors.  The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent 3 years.  This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.  These economic factors include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.  The following portfolio segments have been identified:  commercial real estate loans, commercial loans, consumer loans, home equity loans and residential mortgages.

Loans secured by commercial real estate and multi-family residential properties generally are larger than one-to-four family residential loans and involve a greater degree of risk. Commercial and multi-family residential mortgage loans often involve large loan balances to single borrowers or groups of related borrowers. Payments on these loans depend to a large degree on the results of operations and management of the properties or underlying businesses, and may be affected to a greater extent by adverse conditions in the real estate market or the economy in general. Accordingly, the nature of commercial real estate loans makes them more difficult for management to monitor and evaluate.

Commercial business lending generally involves greater risk than residential mortgage lending and involves risks that are different from those associated with residential and commercial real estate lending. Real estate lending is generally considered to be collateral based, with loan amounts based on predetermined loan to collateral values and liquidation of the underlying real estate collateral is viewed as the primary source of repayment in the event of borrower default. Although commercial business loans may be collateralized by equipment or other business assets, the liquidation of collateral in the event of a borrower default is often an insufficient source of repayment because equipment and other business assets may be obsolete or of limited use, among other things. Accordingly, the repayment of a commercial business loan depends primarily on the creditworthiness of the borrower (and any guarantors), while liquidation of collateral is a secondary and often insufficient source of repayment.

Consumer loans generally have shorter terms and higher interest rates than one-to-four family mortgage loans. In addition, consumer loans expand the products and services we offer to meet the financial services needs of our customers.  Consumer loans generally involve greater credit risk than residential mortgage loans because of the difference in the underlying collateral.  Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage to, loss of, or depreciation in the underlying collateral. The remaining deficiency often does not warrant further substantial collection efforts against the borrower beyond obtaining a deficiency judgment. In addition, consumer loan collections depend on the borrower’s personal financial stability.  Furthermore, the application of various federal and state laws, including federal and state bankruptcy and insolvency laws, may limit the amount that can be recovered on such loans.

Home equity loans are secured by a borrower’s primary residence.  Home equity loans are underwritten under the same criteria that we use to underwrite one-to-four family fixed-rate loans. Home equity loans may be underwritten with a loan to value ratio of 90% when combined with the principal balance of an existing mortgage loan.  Home equity loans generally involve greater credit risk than the primary residential mortgage loans due to the potential of declines in collateral values, collectability as a result of foreclosure processes if the Bank is considered to be in a secondary position as well as the amount of expenses incurred during the process.

Residential real estate loans have as collateral a borrower’s primary residence.  The risk of loss on these loans would be due to collateral deficiencies due to market deterioration or location and condition of the property.  The foreclosure process of a primary residence is usually the final course of action on these types of loans. Given our underwriting criteria and the volume and balance of the loans as compared to collateral, the risk in this portfolio segment is less than that of the other segments.

Mortgage Servicing Rights

When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in servicing fee income.  Fair value is based on market prices for comparable mortgage servicing contracts, when available or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses.  The Company compares the valuation model inputs and results to published industry data in order to validate the model results and assumptions.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amounts.  Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount.  If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase in income. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans.  The fees are based on a contractual percentage of the outstanding principal; or a fixed amount per loan and are recorded as income when earned.  The amortization of mortgage servicing rights is netted against loan servicing fee income.  Servicing fees totaled $316,815, $431,033 and $511,678 for the years ended December 31, 2012, 2011 and 2010.

Foreclosed Assets

Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell.  If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense.  Operating costs after acquisition are expensed.

Premises and Equipment

Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation.  Buildings and related components are depreciated using the straight-line method with useful lives ranging from 5 to 39 years.  Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 10 years.  Maintenance and repairs are charged to operating expense as incurred.

Federal Home Loan Bank (FHLB) Stock

The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts.  FHLB stock is carried at cost and periodically evaluated for impairment based on the ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Bank Owned Life Insurance

The Company has purchased life insurance policies on certain key officers.  Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Goodwill and Other Intangible Assets

Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed.  The Company has selected December 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values.  Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Other intangible assets consist of core deposit and acquired customer relationship intangible assets arising from whole bank, insurance agency, and other acquisitions.  They are initially measured at fair value and then are amortized on an accelerated method over their estimated useful lives.  Core deposit intangibles are being amortized over a range of 10 to 12 years and acquired customer relationship intangible over a range of 5 to 11 years.

Long Term Assets

Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows.  If impaired, the assets are recorded at fair value.

Loan Commitments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded.

Stock-Based Compensation

Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards.

Compensation cost is recognized over the required service period, generally defined as the vesting period.  For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Income Taxes

Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax basis of assets and liabilities, computed using enacted tax rates.   A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.  A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

All companies included in the consolidated financial statements operate under tax sharing agreements and are allocated income taxes based on their operating income and applicable effective income tax rate.  All amounts due to or from are settled annually.

Insurance

Commissions from sales of insurance are recorded as income when earned.

Trust Department Assets

Assets held in fiduciary or agency capacities for customers are not included in the accompanying consolidated statements of condition, since such items are not assets of the Company.  Fees associated with providing trust management services are recorded as earned, and are included in Non-Interest Income.  At December 31, 2012, the Bank maintained 477 trust/fiduciary accounts, with total assets of $112.9 million under management as compared to 518 trust/fiduciary accounts with $110.8 million of total assets at December 31, 2011.

Employee Benefits

Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized.  Employee 401(k) expense is the amount of matching contributions.  Deferred compensation expense allocates the benefits over years of service.

Employee Stock Ownership Plan

The cost of shares issued to the ESOP, but not yet allocated to participants, is shown as a reduction of stockholders’ equity.  Compensation expense is based on the market price of shares as they are committed to be released to participant accounts.  Dividends on allocated ESOP shares reduce retained earnings; dividends on unearned ESOP shares reduce debt and accrued interest.

Earnings per Share

Basic earnings per common share is net income available to common shareholders divided by the weighted average number of common shares outstanding during the period, excluding outstanding participating securities. ESOP shares are considered outstanding for the calculation unless unearned.  All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities and are included in the computation of earnings per share pursuant to the two-class method.  The Company has determined that 130,000 of its 215,000 outstanding non-vested stock awards are participating securities.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options and awards using the treasury stock method.   Earnings and dividends per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements.

Other Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available-for-sale and changes in the funded status of pension plans which are also recognized as separate components of equity.

Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.  Management does not believe there are such matters that will have a material effect on the financial statements.

Restrictions on Cash

Cash on hand or on deposit with the Federal Reserve Bank was required to meet regulatory reserve and clearing requirements.

Equity

Common stock has $0.01 par and 30,000,000 shares authorized.  In addition, ten million shares of serial preferred stock were authorized.  There is no serial preferred stock outstanding as of December 31, 2012.

Dividend Restrictions

Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to the holding company or by the holding company to shareholders.

Treasury Stock

Prior to the stock offering, common stock that was purchased was classified as treasury stock and recorded at cost.  The shares reissued during 2010 were issued upon the exercise of stock options at average cost. Effective with the stock offering and conversion, the Company became a Maryland Corporation which does not recognize treasury shares but considers common stock repurchases to result in the retirement of stock. The shares repurchased in 2011 were considered retired.

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Segments

Internal financial information is primarily reported and aggregated in four lines of business; banking, insurance, employee benefit consulting and risk management activities.

Reclassification

Some items in the prior year financial statements were reclassified to conform to the current presentation.

Adoption of New Accounting Standards

In July 2012, the FASB amended existing guidance related to testing indefinite-lived intangible assets for impairment.  The amendment permits an assessment of qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired.  If, after assessing the totality of events and circumstances, it is concluded that it is not more likely than not that the indefinite-lived intangible asset is impaired, then no further action is required.  However, after the same assessment, if it is concluded that it is more likely than not that the indefinite-lived intangible asset is impaired, then a quantitative impairment test should be performed whereby the fair value of the indefinite-lived intangible asset is compared to the carrying amount.  The amendments in this guidance are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted.  The effect of adopting this standard is not expected to have a material effect on the Company’s operating results or financial condition.

In September 2011, the FASB amended existing guidance related to goodwill impairment testing.  The amendment permits an assessment of qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing these events and circumstances, it is concluded that it is not more likely than not that the fair value of a reporting unit is less that its carrying amount, then performing the two-step impairment test is unnecessary.  The amendments in this guidance are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of this guidance did not have a material effect on the Company’s operating results or financial condition.

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. The amendments in this guidance are effective as of the beginning of a fiscal reporting year and interim periods within that year that begins after December 15, 2011. The adoption of this amendment changed the presentation of the components of comprehensive income for the Company as part of the consolidated statement of stockholders’ equity.

In May 2011, the FASB issued an amendment to achieve common fair value measurements and disclosure requirements between U.S. and International accounting principles.  Overall, the guidance is consistent with existing U.S accounting principles; however, there are some amendments that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this guidance are effective for interim and annual reporting periods beginning after December 15, 2011.  The effect of adopting this standard did not have a material effect on the Company’s operating results or financial condition.

In April 2011, the FASB amended existing guidance for assisting a creditor in determining whether a restructuring is a troubled debt restructuring.  The amendments clarify the guidance for a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties.  With regard to determining whether a concession has been granted, the ASU clarifies that creditors are precluded from using the effective interest method to determine whether a concession has been granted.   In absence of using the effective interest method, a creditor must now focus on other considerations such as the value of the underlying collateral, evaluation of other collateral or guarantees, the debtor’s ability to access other funds at market rates, interest rate increases and whether the restructuring results in a delay in payment that is insignificant. This guidance was effective for interim and annual reporting periods beginning after June 15, 2011, and was applied retrospectively to the beginning of the annual period of adoption.  For purpose of measuring impairment on newly identified troubled debt restructuring, the amendments were applied prospectively for the first interim or annual period beginning on or after June 15, 2011. The adoption of this guidance did not have a material effect on the Company’s operating results or financial condition.

Investment Securities and Mortgage-Backed Securities	12 Months Ended
Dec. 31, 2012
Investment Securities and Mortgage-Backed Securities
Investment Securities and Mortgage-Backed Securities

2.                        Investment Securities and Mortgage-Backed Securities

The following table summarizes the amortized cost and fair value of securities available-for-sale and securities held-to-maturity at December 31, 2012 and 2011 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:

	2012
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Available-for-sale
Investment Securities
Debt securities:
U. S. Agencies	$47,210,403	$150,734	$(77,220)	$47,283,917
Corporate	40,740,074	1,005,611	(1,601,152)	40,144,533
Agency asset backed securities	5,799,929	29,163	—	5,829,092
Trust preferred securities	5,583,365	1,568,106	(1,530,026)	5,621,445
State and municipals	39,924,420	2,796,651	—	42,721,071
Small Business Administration	13,302,540	463,418	(119)	13,765,839
	$152,560,731	$6,013,683	$(3,208,517)	$155,365,897

Residential Mortgage-Backed Securities
Fannie Mae	$20,697,976	$830,766	$(5,100)	$21,523,642
Freddie Mac	24,806,455	214,327	(26,821)	24,993,961
Government National Mortgage Assoc.	23,820,572	1,017,546	(18,788)	24,819,330
Collateralized Mortgage Obligations	1,574,116	92,315	—	1,666,431
	$70,899,119	$2,154,954	$(50,709)	$73,003,364

Total available-for-sale	$223,459,850	$8,168,637	$(3,259,226)	$228,369,261

	2012
	Amortized	Gross Unrecognized		Fair
	Cost	Gains	Losses	Value
Held-to-maturity
Investment Securities
Debt securities:
U. S. Agencies	$1,000,000	$38,765	$—	$1,038,765
State and municipals	9,779,376	938,501	—	10,717,877
Small Business Administration	394,073	2,747	—	396,820
	$11,173,449	$980,013	$—	$12,153,462

Residential Mortgage-Backed Securities
Fannie Mae	$9,723,174	$404,674	$—	$10,127,848
Freddie Mac	3,142,362	106,836	—	3,249,198
Government National Mortgage Assoc.	5,038,380	211,526	—	5,249,906
	$17,903,916	$723,036	$—	$18,626,952

Total held-to-maturity	$29,077,365	$1,703,049	$—	$30,780,414

	2011
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Available-for-sale
Investment Securities
Debt securities:
U. S. Agencies	$30,422,316	$172,868	$(17,206)	$30,577,978
Corporate	33,306,190	395,037	(2,224,944)	31,476,283
Agency asset backed securities	1,918,794		(15,116)	1,903,678
Trust preferred securities	6,266,366	—	(2,651,506)	3,614,860
State and municipals	45,524,498	2,509,938	—	48,034,436
Small Business Administration	9,994,830	159,986	(4,224)	10,150,592
	$127,432,994	$3,237,829	$(4,912,996)	$125,757,827

Residential Mortgage-Backed Securities
Fannie Mae	$34,618,961	$818,913	$—	$35,437,874
Freddie Mac	7,160,805	222,023	—	7,382,828
Government National Mortgage Assoc.	22,124,507	893,393	—	23,017,900
Collateralized Mortgage Obligations	2,079,149	18,658	(89,070)	2,008,737
	$65,983,422	$1,952,987	$(89,070)	$67,847,339

Total available-for-sale	$193,416,416	$5,190,816	$(5,002,066)	$193,605,166

	2011
	Amortized	Gross Unrecognized		Fair
	Cost	Gains	Losses	Value
Held-to-maturity
Investment Securities
Debt securities:
U. S. Agencies	$13,626,745	$192,658	$—	$13,819,403
State and municipals	8,161,012	1,102,047	—	9,263,059
Small Business Administration	503,493	5,563	—	509,056
	$22,291,250	$1,300,268	$—	$23,591,518

Residential Mortgage-Backed Securities
Fannie Mae	$14,131,508	$450,044	$—	$14,581,552
Freddie Mac	4,630,790	111,961	—	4,742,751
Government National Mortgage Assoc.	6,145,362	203,020	—	6,348,382
	$24,907,660	$765,025	$—	$25,672,685

Total held-to-maturity	$47,198,910	$2,065,293	$—	$49,264,203

The amortized cost and fair value of investment securities portfolio are shown by contractual maturities.  Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale		Held-to-maturity
	December 31, 2012		December 31, 2012
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Within one year	$136,270	$138,138	$939,145	$944,484
After one year through five years	25,051,575	25,902,803	2,382,914	2,512,171
After five years through ten years	47,229,318	48,947,258	6,988,346	7,689,999
After ten years	80,143,568	80,377,698	863,044	1,006,808
Total	$152,560,731	$155,365,897	$11,173,449	$12,153,462

Sales of available-for-sale securities were as follows:

	2012	2011	2010

Proceeds	$38,519,694	$52,262,277	$45,899,020
Gross Gains	$830,618	$782,710	$1,549,848
Gross Losses	$34,337	$356,980	$27,588

The tax provision related to these net realized gains and losses was $308,081, $164,715 and $588,962 for 2012, 2011 and 2010 respectively.

Investment securities with a carrying value of $120,860,037 and $146,721,272 at December 31, 2012 and 2011 respectively were pledged to collateralize borrowing arrangements, secure public deposits and for other purposes required or permitted by law.  At year-end 2012 and 2011, there were no holdings of securities of any one issuer, other than the U.S. Government, its agencies and government sponsored enterprises, in an amount greater than 10% of stockholders’ equity.

The following table summarizes securities with unrealized losses at December 31, 2012 and 2011 aggregated by major security type and length of time in a continuous unrealized loss position:

	Less than 12 Months		More than 12 Months		Total
December 31, 2012	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Available-for-Sale
U. S. Agencies	$17,430,998	$(77,220)	$—	$—	$17,430,998	$(77,220)
Corporate	10,922,340	(136,641)	9,526,184	(1,464,511)	20,448,524	(1,601,152)
Trust preferred securities	—	—	1,174,155	(1,530,026)	1,174,155	(1,530,026)
Small Business Administration	—	—	942,463	(119)	942,463	(119)
Fannie Mae	3,543,032	(5,100)	—	—	3,543,032	(5,100)
Freddie Mac	5,909,171	(26,821)	—	—	5,909,171	(26,821)
Government National Mortgage Assoc	2,702,342	(18,788)	—	—	2,702,342	(18,788)

Total available-for-sale	$40,507,883	$(264,570)	$11,642,802	$(2,994,656)	$52,150,685	$(3,259,226)

	Less than 12 Months		More than 12 Months		Total
December 31, 2011	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Available-for-Sale
U. S. Agencies	$3,981,580	$(17,206)	$—	$—	$3,981,580	$(17,206)
Corporate	14,643,990	(587,374)	6,352,685	(1,637,570)	20,996,675	(2,224,944)
Agency asset backed securities	1,903,678	(15,116)	—	—	1,903,678	(15,116)
Trust preferred securities	—	—	3,614,860	(2,651,506)	3,614,860	(2,651,506)
Small Business Administration	1,046,665	(4,204)	5,104	(20)	1,051,769	(4,224)
Collateralized Mortgage Obligations	—	—	723,689	(89,070)	723,689	(89,070)

Total available-for-sale	$21,575,913	$(623,900)	$10,696,338	$(4,378,166)	$32,272,251	$(5,002,066)

As of December 31, 2012, the Company’s security portfolio consisted of 339 securities, 45 of which were in an unrealized loss position. The majority of the unrealized losses are related to the Company’s agency, corporate and trust preferred securities as discussed below.

U.S. Agency and Agency Mortgage-Backed Securities

Fannie Mae, Freddie Mac, Ginnie Mae and the Small Business Administration guarantee the contractual cash flows of our agency and mortgage-backed securities. Fannie Mae and Freddie Mac are institutions which the government has affirmed its commitment to support.  Our Ginnie Mae mortgage-backed securities are backed by the full faith and credit of the U.S. Government.

At December 31, 2012, of the twenty-three U.S. Government sponsored enterprise agency and mortgage-backed securities in an unrealized loss position in our available-for-sale portfolio, two were in a continuous unrealized loss position for 12 months or more.  The unrealized losses at December 31, 2012 were primarily attributable to changes in interest rates and illiquidity, and not credit quality. The Company does not have the intent to sell these agency and mortgage-backed securities and it is likely that it will not be required to sell the securities before their anticipated recovery. The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012.

Corporate Debt Securities

At December 31, 2012, of the seventeen corporate debt securities in an unrealized loss position, nine were in a continuous unrealized loss position of 12 months or more.  We have assessed these securities and determined that the decline in fair value was temporary.  In making this determination, we considered the period of time the securities were in a loss position, the percentage decline in comparison with the securities’ amortized cost, the financial condition of the issuer, and the delinquency or default rates based on the applicable bond ratings.  In addition, we do not have the intent to sell these securities and it is not more likely than not that we will be required to sell these securities before their anticipated recovery of their cost basis, which may be at maturity.  Included in the nine securities whose unrealized loss position exceeds 12 months was a $2.5 million Strats-Goldman Sachs Corporation obligation, maturing February 15, 2034 which is a variable rate note based on the 6 month LIBOR.  The current rate on the security is 1.51%.  The unrealized loss was $1,165,695 and $1,190,000 at December 31, 2012 and December 31, 2011 respectively. In addition to the items noted above, we reviewed capital ratios, public filings of the issuer and related trust documents in the review of the unrealized loss.  Strats-Goldman Sachs Corporation is paying as agreed.  The other eight securities in a continuous unrealized loss position were finance sector corporate debt securities all rated above investment grade with variable interest rates that have maturities ranging from 2015 to 2021.  The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012.

Trust Preferred Securities

The Company has $5.6 million invested in nine trust preferred securities as of December 31, 2012.  Five of the trust preferred securities totaling $1.2 million as of December 31, 2012 had unrealized losses that have been in a continuous loss position exceeding 12 months or more. Four of the trust preferred securities totaling $4.4 million were in an unrealized gain position of $1.6 million as of December 31, 2012.  As of December 31, 2011, the nine securities had been in a continuous unrealized loss position totaling $2.7 million.  Six of the nine securities have variable rates of interest and are on nonaccrual status.  Three of the securities have fixed rates of interest and are considered accruing as of December 31, 2012.  Prior to September 30, 2012, these three securities were also considered to be on nonaccrual.  Payments received on the trust preferred securities totaling $911,555 and $299,504 for 2012 and 2011 respectively were applied to principal.  The Company realized $228,555 of interest income on these securities for the year ended December 31, 2012 based on estimated cash flows using assumptions that were considered as part of our OTTI analysis for the three trust preferred securities that are considered accruing.  No interest was recognized during 2011.  All of the trust preferred securities are pooled issuances.

The following table provides detailed information related to the trust preferred securities held as of December 31, 2012:

									Expected
							Number of	Actual	Additional	Excess
							Banks and	Deferrals and	Deferrals and	Subordination
							Insurance	Defaults	Defaults	Defaults
				Unrealized			Companies	as % of	as % of	as % of
		Book	Fair	Gain	Realized	Lowest	Currently	Original	Performing	Performing
Description	Class	Value (2)	Value	(Loss)	Loss (2) (3)	Rating (1)	Performing	Collateral	Collateral	Collateral

Preferred Term Ltd	Mezz	$609,698	$991,219	$381,521	$337,591	C	12	39.00%	6.64%	-21.41%
Preferred Term Ltd	Mezz	1,235,248	1,903,141	667,893	683,159	C	12	39.00%	6.64%	-21.41%
Preferred Term Ltd	Mezz	823,499	1,268,760	445,261	455,440	C	12	39.00%	6.64%	-21.41%
Preferred Term X	B-3	755,634	520,044	(235,590)	1,163,085	C	34	35.70%	15.22%	-34.67%
Preferred Term XV	B-2	634,119	262,506	(371,613)	365,881	C	50	32.20%	10.79%	-42.51%
Preferred Term XV	B-3	640,993	269,017	(371,976)	359,007	C	50	32.20%	10.79%	-42.51%
Preferred Term XXVI	C-1	673,435	122,588	(550,847)	311,757	C	47	29.10%	21.14%	-20.06%
Preferred Term XXVI	D-1	—	—	—	496,788	C	47	29.10%	21.14%	-30.81%
MMCF IX	B-2	210,739	284,170	73,431	710,345	CC	17	41.06%	8.13%	-52.97%

		$5,583,365	$5,621,445	$38,080	$4,883,053

(1)  The table above presents ratings information as of December 31, 2012.  The securities had “investment grade” ratings by Moody’s (Baa2 or better) at the time of purchase, but have since been downgraded by the ratings agencies

(2)  Book value has been reduced by realized losses to reflect a new amortized cost basis.

(3)  Represents life to date cumulative loss recognized in the income statement.

The structuring of trust preferred securities generally provide for a waterfall approach to absorbing losses whereby lower tranches are initially impacted and more senior tranches are impacted after lower tranches can no longer absorb losses.  Likewise, the waterfall approach also applies to principal and interest payments received, as senior tranches have priority over lower tranches in the receipt of payments.  In addition, there may be multiple classes within a single tranche that react differently to assumptions utilized in cash flow models due to the different features of the class such as fixed rate, floating rate, or a combination of both.  In determining the amount of “currently performing” collateral for purposes of the table above, the total amount of issuers’ balances outstanding have been reduced by the amount in deferral and default.  Also, for some of the securities, management has further reduced the total performing balance for the effects of issuers’ subsequent announcements of their intent to defer on the next applicable payment, and for other relevant circumstances through the date of issuance of the financial statements.  Management considered all such announcements and circumstances known to us in evaluating the pooled trust preferred securities for OTTI as of December 31, 2012.

In the table above, “Excess Subordination Defaults as % of Performing Collateral” (Excess Subordination Ratio) was calculated as follows:  total face value of performing collateral minus face value of all outstanding note balances not subordinate to our investment, divided by total face value of performing collateral.  The Excess Subordination Ratio measures the extent to which there may be tranches within each pooled trust preferred structure available to absorb credit losses before the Company’s securities would be adversely impacted.  In 2008, 2009 and 2010, the amount of deferrals and defaults on the pools described above rose significantly, which has resulted in substantial reductions in the amounts of performing collateral.  As a result, the negative Excess Subordination Ratio percentages shown in the table signify there is no support from subordinate tranches available to absorb losses before the Company’s securities would be adversely impacted. A negative Subordination Ratio is not definitive, in isolation, for determining whether or not OTTI should be recorded for a pooled trust preferred security.  Other factors affect the timing and amount of cash flows available for payments to the note holders (investors); including the excess interest paid by the issuers (the issuers typically pay higher rates of interest than are paid out to the note holders).

The Company uses the OTTI evaluation model to compare the present value of expected cash flows to the previous estimates to ensure there are no adverse changes in cash flows during the quarter.  The OTTI model considers the structure and term of the trust preferred securities and the financial condition of the underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes.  The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults of underlying trust preferred securities.  Assumptions used in the models are as follows:

Significant inputs at December 31, 2012

Annual prepayment	1% annually
Projected severity of loss on current defaults	100%
Projected severity of loss on current deferrals	0% - 80%
Projected severity of loss on specific deferrals	0% - 80%
Projected additional defaults:	0.375% applied annually
Projected severity of loss on additional defaults	50 - 65%
Present value discount rates for OTTI	3.34% - 9.91%
Present value discount rates for fair value	12% - 15%

The discount rates range can vary depending on the index the instruments are tied to as well as the spread for each instrument. The Company uses market-based yield indicators as a baseline for determining appropriate discount rates, and then adjusts the resulting discount rates on the basis of its credit and structural analysis of specific trust preferred securities.  The Company looks principally to market yields to maturity for investment grade and non-investment grade trust preferred securities for which there is an active and liquid market. The next step is to make a series of adjustments to reflect the differences that nevertheless exist between these products (both credit and structural) and, most importantly, to reflect idiosyncratic credit performance differences (both actual and projected) between these products and the underlying collateral in the specific trust preferred securities. In addition, utilization of the individual trust preferred investment’s interest crediting rate and if applicable, margin index, is utilized in calculating the expected cash flows.

Prepayments can occur at the discretion of the issuer on predetermined call increments.  The call provision allows the issuer to prepay some or the entire outstanding debt obligation on the fifth year and every fifth year thereafter.  Due to the general weakness of the financial sector and the regulatory requirements to maintain and increase the capitalization of U.S. banks, the Company concluded that the issuers were unlikely to prepay their outstanding debt obligation and thereby reducing their individual capital ratios during this continued difficult economic cycle.

The Company reviews each issuer individually for projected future deferrals and defaults. The purpose of the individual issuer review is to determine if an individual issuer demonstrates a significant likelihood of potential deferral/default so as to require a further addition to the projected additional default percentages as outlined in the above table. This review includes obtaining quarterly financial information and monitoring news releases and pertinent information relative to those issuers.  The Company specifically reviews certain financial ratios including Fitch Score and “Texas Ratio” as well as capital adequacy.  The Company believes the “Texas Ratio (“TR”)” is a prominent indicator of the stress a financial institution is experiencing.  The TR is calculated by dividing nonperforming assets and loans, including past due 90 days or more, by the sum of tangible equity and loan loss reserves. Management judgmentally establishes various credit criteria, and combinations of credit criteria and those issuers meeting some combination of such criteria are considered additional deferrals as of the reporting date.  Based on the results of this analysis, the Company ensures that actual deferrals/defaults as well as forecasted deferrals/defaults of specific institutions are appropriately factored into the cash flow projections for each security.   The default and recovery probabilities for each piece of collateral were formed based on the evaluation of collateral credit and a review of historical default data and current/near term operating conditions.  There is no recovery estimated for actual defaulted issuers.  Projected deferrals are modeled in a consistent manner with actual deferrals.  One of these securities was fully impaired in 2009.  Our model indicated there was no other-than-temporary impairment on these securities for the year ended December 31, 2012.  Other-than-temporary impairment recorded on these securities for the year ended December 31, 2011 was $292,000 which was recorded as expense.

These eight securities remain classified as available-for-sale at December 31, 2012.  It is possible that the underlying collateral of these securities will perform worse than expectations including an increase in deferrals/defaults above projections, which may lead to adverse changes in cash flows on these securities and potential future OTTI losses.  Events that may trigger material declines in fair value for these securities in the future would include, but are not limited to, deterioration of credit metrics, such as significantly higher levels of defaults, and severity of loss on the underlying collateral and further illiquidity.

Non-Agency Collateralized Mortgage Obligations

All of our non-agency collateralized mortgage obligations carry various amounts of credit enhancements.  These securities were purchased based on the underlying loan characteristics such as loan to value ratio, credit scores, property type, location and level of credit enhancement. Current characteristics of each security were reviewed regularly by management.  If the level of credit loss coverage is sufficient, it indicates that we will receive all of the originally scheduled cash flows.

At December 31, 2012, the Bank currently owns three non-agency collateralized mortgage obligations of which none were in an unrealized loss position.  Two of these obligations totaling $1.2 million based on expected cash flows, delinquencies and credit support the Company had considered impaired.  Both obligations are rated below investment grade.  There was no impairment recorded for the year ended December 31, 2012.  The total impairment recorded during 2011 was $75,334.  The unrealized loss at December 31, 2011 on these two securities was $89,070. These securities remain available for sale at December 31, 2012.

The table below presents a roll-forward of the credit losses recognized in earnings for securities for the years ended December 31:

	2012	2011	2010
Beginning Balance	$6,107,221	$5,739,797	$3,316,686
Additions for credit losses on securities for which no previous other-than-temporary impairment was recognized	—	75,334	311,757
Increases to credit losses on securities for which other-than-temporary impairment was previously recognized	—	292,090	2,111,354
Reductions for previous credit losses realized on securities sold during the year	—	—	—
Reductions for previous credit losses related to securities the Company now intends to sell or will be more likely than not required to sell	—	—	—
Reductions for previous credit losses due to an increase in cash flows expected to be collected	(228,555)	—	—
Ending Balance	$5,878,666	$6,107,221	$5,739,797

Loans Receivable	12 Months Ended
Dec. 31, 2012
Loans Receivable
Loans Receivable

3.                        Loans Receivable

The components of loans receivable at December 31 are as follows:

	2012	2011

Residential mortgages	$104,236,713	$88,534,353
Home equity loans	47,083,312	44,979,503
Consumer loans	29,678,184	34,340,467
Commercial real estate	84,106,515	82,269,122
Commercial loans	47,463,912	37,695,416
	312,568,636	287,818,861
Deferred fees	880,958	996,203
Allowance for loan losses	(2,775,857)	(2,899,525)
Net loans	$310,673,737	$285,915,539

At December 31, 2012 and 2011 loans to officers and directors were approximately $9.4 million and $9.2 million respectively.  During 2012 and 2011, $4.0 million and $5.4 million of new loans were made to officers and directors respectively.  Net pay downs and repayments in aggregate on loans to officers and directors were approximately $3.8 million and $5.1 million during 2012 and 2011 respectively.  Effect of changes in the composition of related parties resulted in an increase of approximately $12,000 and $160,000 during 2012 and 2011 respectively.

At December 31, 2012 and 2011, Federal Home Loan Bank advances are collateralized by residential mortgages in the amount of $78,848,981 and $63,641,363, respectively pledged under a blanket collateral agreement.

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ending December 31, 2012, 2011 and 2010:

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2012	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525
Loans charged off	(35,521)	(653,938)	(206,620)	(29,608)	(8,000)	(933,687)
Recoveries	787	1,985	63,821	1,217	2,209	70,019
Provision for loan losses	333,346	198,854	48,310	45,492	113,998	740,000
Balance at end of year	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2011	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449
Loans charged off	(2,273,355)	(79,701)	(249,428)	(13,020)	(26,501)	(2,642,005)
Recoveries	55,628	5,134	150,513	3,738	68	215,081
Provision for loan losses	84,895	808,598	87,699	9,170	59,638	1,050,000
Balance at end of year	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2010	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$1,259,155	$635,184	$430,560	$190,991	$384,697	$2,900,587
Loans charged off	(57,307)	—	(249,310)	(143,020)	(159,064)	(608,701)
Recoveries	135,990	6,609	190,515	1,449	—	334,563
Provision for loan losses	1,329,989	(66,013)	(34,426)	215,205	205,245	1,650,000
Balance at end of year	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

		Commercial	Commercial	Consumer	Home	Residential
December 31, 2012	Total	Loans	Real Estate	Loans	Equity	Mortgages
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$236,682	$213,685	$22,997	$—	$—	$—
Collectively evaluated for impairment	2,539,175	619,922	833,715	231,634	281,614	572,290
Total ending allowance balance	$2,775,857	$833,607	$856,712	$231,634	$281,614	$572,290
Loans:
Individually evaluated for impairment	$1,085,318	$884,680	$200,638	$—	$—	$—
Collectively evaluated for impairment	311,483,318	46,579,232	83,905,877	29,678,184	47,083,312	104,236,713
Total ending loan balance	$312,568,636	$47,463,912	$84,106,515	$29,678,184	$47,083,312	$104,236,713

		Commercial	Commercial	Consumer	Home	Residential
December 31, 2011	Total	Loans	Real Estate	Loans	Equity	Mortgages
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$661,098	$—	$661,098	$—	$—	$—
Collectively evaluated for impairment	2,238,427	534,995	648,713	326,123	264,513	464,083
Total ending allowance balance	$2,899,525	$534,995	$1,309,811	$326,123	$264,513	$464,083
Loans:
Individually evaluated for impairment	$836,098	$—	$836,098	$—	$—	$—
Collectively evaluated for impairment	286,982,763	37,695,416	81,433,024	34,340,467	44,979,503	88,534,353
Total ending loan balance	$287,818,861	$37,695,416	$82,269,122	$34,340,467	$44,979,503	$88,534,353

The following table presents information related to impaired loans by segment of loans as of and for the year ended December 31, 2012, 2011 and 2010:

December 31, 2012
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	884,680	884,680	213,685	960,820	44,708
Commercial real estate	200,638	200,638	22,997	609,764	11,622
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$1,085,318	$1,085,318	$236,682	$1,570,584	$56,330

December 31, 2011
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	—	—	—	1,074,271	9
Commercial real estate	836,098	836,098	661,098	1,218,246	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$836,098	$836,098	$661,098	$2,292,517	$9

December 31, 2010
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	2,042,914	2,042,914	2,042,914	2,144,366	35
Commercial real estate	1,382,762	1,382,762	98,221	1,382,762	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$3,425,676	$3,425,676	$2,141,135	$3,527,128	$35

The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. For purposes of this disclosure, the unpaid principal balance is not reduced for net charge-offs.

The following table presents the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class as of December 31, 2012 and December 31, 2011:

	December 31, 2012		December 31, 2011
		Loans Past Due		Loans Past Due
		Over 90 days		Over 90 days
		Still		Still
	Nonaccrual	Accruing	Nonaccrual	Accruing

Commercial loans	$58,900	$—	$68,942	$—
Commercial real estate	—	238,265	836,098	—
Consumer loans	—	—	—	—
Home equity	150,000	—	150,000	—
Residential mortgages	279,349	—	381,647	—
Total	$488,249	$238,265	$1,436,687	$—

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 and by class of loans:

		30 - 59	60 - 89	Greater than
		Days	Days	90 Days	Total	Loans Not
December 31, 2012	Total	Past Due	Past Due	Past Due	Past Due	Past Due

Commercial loans	$47,463,912	$—	$—	$—	$—	$47,463,912
Commercial real estate	84,106,515	—	—	238,265	238,265	83,868,250
Consumer loans	29,678,184	84,949	—	—	84,949	29,593,235
Home equity	47,083,312	23,217	—	150,000	173,217	46,910,095
Residential mortgages	104,236,713	181,333	56,000	279,349	516,682	103,720,031
Total	$312,568,636	$289,499	$56,000	$667,614	$1,013,113	$311,555,523

		30 - 59	60 - 89	Greater than
		Days	Days	90 Days	Total	Loans Not
December 31, 2011	Total	Past Due	Past Due	Past Due	Past Due	Past Due

Commercial loans	$37,695,416	$35,521	$—	$—	$35,521	$37,659,895
Commercial real estate	82,269,122	—	—	836,098	836,098	81,433,024
Consumer loans	34,340,467	108,739	—	—	108,739	34,231,728
Home equity	44,979,503	—	—	150,000	150,000	44,829,503
Residential mortgages	88,534,353	5,466	332,461	195,535	533,462	88,000,891
Total	$287,818,861	$149,726	$332,461	$1,181,633	$1,663,820	$286,155,041

Troubled Debt Restructurings

As of December 31, 2012, the Company has a recorded investment in troubled debt restructurings of $662,167.   There were no troubled debt restructurings as of December 31, 2011. The Company has allocated $185,854 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2012.  The Company has not committed to lend additional amounts as of December 31, 2012 to customers with outstanding loans that are classified as troubled debt restructurings.

During the year ended December 31, 2012, the terms of certain loans were modified as troubled debt restructurings.  The modification of the terms of such loans included one or a combination of the following:  a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Four commercial loans were considered to be troubled debt restructurings as of December 31, 2012.  Each loan was a commercial line of credit which was not paid in full at the time of maturity. The loans maturity dates were extended ranging from ten years to twenty years and the reduction in interest rates were to below market rates.  One of the commercial loans had a principal balance as of December 31, 2012 of $197,233 which was considered impaired and had a specific allowance of $20,837 based on the present value of estimated future cash flows.  This loan is currently performing in accordance with the modified terms of the loan.  In addition, one commercial loan had a principal balance of $405,945 as of December 31, 2012 which was considered impaired and had a specific allowance of $150,261 based on the present value of estimated future cash flows.  This loan is currently performing in accordance with the modified terms of the loan.  The two remaining commercial loans represent one commercial relationship, with a principal balance of $58,989 as of December 31, 2012 which was considered impaired and had a specific allowance of $14,756 based on the present value of estimated future cash flows. These two loans are considered nonaccrual. These loans are currently paying in accordance with the modified terms.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis includes non-homogenous loans, such as commercial and commercial real estate with an outstanding relationship greater than $250,000.  Homogenous loans are reviewed when appropriate given foreclosures, bankruptcies or relationships that include non-homogenous loans.  For homogenous loan pools, such as residential mortgages, home equity and consumer loans, the Company uses the payment status to identify the credit risk in these loan portfolios.  Payment status is reviewed on at least a monthly basis by the Company’s personnel and on a quarterly basis with respect to determining the adequacy of the allowance for loan losses. This analysis is performed on at least an annual basis.  The Company uses the following definitions for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncovered, these potential weaknesses may result in deterioration of the repayment prospects for the loan or the institution’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debts.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  Loans listed as not rated are either less than $250,000 or are included in groups of homogenous loans.   Based on the most recent analysis performed (all loans graded within the past 12 months), the risk category by class of loans is as follows:

	Not		Special
December 31, 2012	Rated	Pass	Mention	Substandard	Doubtful

Commercial loans	$16,927,391	$29,751,826	$—	$699,572	$85,123
Commercial real estate	15,905,085	67,679,442	—	493,665	28,323
Total	$32,832,476	$97,431,268	$—	$1,193,237	$113,446

	Not		Special
December 31, 2011	Rated	Pass	Mention	Substandard	Doubtful

Commercial loans	$15,320,492	$22,088,715	$130,803	$58,276	$97,130
Commercial real estate	13,520,575	66,173,233	1,037,753	670,599	866,962
Total	$28,841,067	$88,261,948	$1,168,556	$728,875	$964,092

Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value
Fair Value

4.       Fair Value

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2:  Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:  Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company uses the following methods and significant assumptions to estimate fair value:

Securities:  The fair values of trading securities and investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).  For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3).  The fair value of level 3 investment securities are determined by the Company’s Finance Department, which reports to the Chief Financial Officer (CFO).  The CFO reviews the values and these are reported to the Investment Committee on a quarterly basis.  Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality.  During times when trading is more liquid, broker quotes are used (if available) to validate the model.  Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Impaired Loans:  At the time a loan is considered impaired, it is valued at the lower of cost or fair value.  Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses.  For collateral dependent loans, fair value is commonly based on recent real estate appraisals.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach.  Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available.  Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.  Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted  or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and the client’s business, resulting in a level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Other Real Estate:  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at the lower of cost or fair value less estimated costs to sell.  Fair value is commonly based on recent real estate appraisals and may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach.

Assets measured at fair value on a recurring basis, including financial assets which the Company has elected the fair value option, are summarized below:

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Common and preferred equities	$5,630,100	$3,172,100	$2,458,000	$—
Available for sale securities
U.S. Agencies	47,283,917	—	47,283,917	—
Corporate	40,144,533	—	40,144,533	—
Agency asset backed securities	5,829,092		5,829,092
Trust preferred securities	5,621,445	—	—	5,621,445
State and municipals	42,721,071	—	40,105,103	2,615,968
Small Business Administration	13,765,839	—	13,765,839	—
Residential mortgage-backed securities	71,336,933	—	71,336,933	—
Collateralized mortgage obligations	1,666,431	—	1,666,431	—
Total	$233,999,361	$3,172,100	$222,589,848	$8,237,413

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Common and preferred equities	$7,010,349	$3,004,597	$2,087,000	$1,918,752
Available for sale securities
U.S. Agencies	30,577,978	—	30,577,978	—
Corporate	31,476,283	—	31,476,283	—
Agency asset backed securities	1,903,678	—	1,903,678	—
Trust preferred securities	3,614,860	—	—	3,614,860
State and municipals	48,034,436	—	40,539,152	7,495,284
Small Business Administration	10,150,592	—	10,150,592	—
Residential mortgage-backed securities	65,838,602	—	65,838,602	—
Collateralized mortgage obligations	2,008,737	—	2,008,737	—
Total	$200,615,515	$3,004,597	$184,582,022	$13,028,896

There were no transfers between Level 1 and Level 2 during 2012.  The Bank transferred $3,004,597 in common and preferred equities from Level 2 to Level 1 during 2011.

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Trading	Trust	Municipal
	Securities	Preferreds	Securities	Total

Beginning balance, January 1, 2012	$1,918,752	$3,614,860	$7,495,284	$13,028,896
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	—	228,555	—	228,555
Other changes in fair value	81,248	—	—	81,248
Net impairment losses recognized in earnings	—	—	—	—
Included in other comprehensive income	—	2,689,585	(50,757)	2,638,828
Interest payments applied to principal		(911,555)	—	(911,555)
Purchases, sales, issuances and settlement, net	(2,000,000)	—	(4,828,559)	(6,828,559)
Transfers in and/or out of Level 3	—	—	—	—
Ending balance, December 31, 2012	$—	$5,621,445	$2,615,968	$8,237,413

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Trading	Trust	Municipal
	Securities	Preferreds	Securities	Total

Beginning balance, January 1, 2011	$1,901,252	$3,402,901	$—	$5,304,153
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	(19,614)	—	—	(19,614)
Other changes in fair value	37,114	—	—	37,114
Net impairment losses recognized in earnings	—	(292,090)	—	(292,090)
Included in other comprehensive income	—	803,553	—	803,553
Interest payments applied to principal		(299,504)	—	(299,504)
Purchases, sales, issuances and settlement, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	7,495,284	7,495,284
Ending balance, December 31, 2011	$1,918,752	$3,614,860	$7,495,284	$13,028,896

Non-rated local municipal securities with a fair value of $7.5 million as of December 31, 2011 were transferred from Level 2 to Level 3 because of a lack of observable market data for these investments.  They represent Bond Anticipation Notes which are localized within our own market.  The Company’s policy is to recognize transfers into and out of a level as of the end of the reporting period.  As a result, the fair value of these securities was transferred on December 31, 2011.

The fair value of the Company’s trust preferred securities are determined internally by calculating discounted cash flows.  Information such as historical and current performance of the underlying collateral, deferral/default rates, collateral coverage ratios, break in yield calculations, cash flow projections, liquidity and credit premiums required by a market participant, and financial trend analysis with respect to the individual issuing financial institutions and insurance companies, are utilized in determining individual security valuations. Assumptions were back-tested on a quarterly basis as specific-issuer deferral and defaults that occurred are compared to those that were projected and ongoing assumptions are adjusted in accordance with the level of unexpected deferrals and defaults that occurred.  See Note 2 to the Consolidated Financial Statements for the significant unobservable inputs used in the fair value measurement of the Company’s trust preferred securities.

The Company’s Level 3 state and local municipal securities valuations were supported by analysis prepared by an independent third party.  The third party’s approach to determining fair value involves using recently executed transactions for similar securities and market quotations for similar securities.  As these securities are not rated by the rating agencies and are localized to our market area, it was determined that these were valued using Level 3 inputs.  In addition, the Company reviews past history of the contractual payments and financial condition of the municipalities in determining an appropriate market value for this type of security.

The Company’s Level 3 common and preferred equity security valuation was supported by analysis prepared by an independent third party.  The third party’s approach to determining fair value is based on the security characteristics including benchmark yields, reported trades, rating data and industry research reports.  Due to the limited trading activity of this individual security in the market, it was determined that this was valued using Level 3 inputs.  In addition, the Company reviews past history of the contractual payments and financial condition of the equity security in determining an appropriate market value for this type of security.  This security was called in October 2012.

There were no impaired loans or other real estate owned, net that were measured at fair value as of December 31, 2012.

Assets measured at fair value on a non-recurring basis are summarized below:

Fair Value Measurements
at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate	$175,000	$—	$—	$175,000

Other real estate owned
Commercial real estate	$122,550	$—	$—	$122,550

Impaired commercial real estate loans that are measured for impairment using the fair value of collateral for collateral dependent loans had a principal balance of $836,098, with a valuation allowance of $661,098 at December 31, 2011 which resulted in an additional provision for loan losses at $581,000 for the year ended December 31, 2011.

At December 31, 2011, other real estate owned had a net carrying amount of $122,550, made up of the outstanding balance of $142,842, net of a valuation allowance of $20,292.  The fair value of the properties is based on the sales comparison approach which has been discounted due to costs to sell and time the property has been on the market.

Fair Value Option

The following table presents the amount of gains and losses from fair value changes included in income before income taxes for financial assets carried at fair value for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Interest income	$—	$(19,614)	$(39,229)
Other changes in fair value	619,751	198,632	103,280
Total	$619,751	$179,018	$64,051

The carrying amounts and estimated fair values of financial instruments, at December 31, 2012 and December 31, 2011 are as follows:

		Fair Value Measurements at
	Carrying	December 31, 2012 Using
	Value	(Level 1)	(Level 2)	(Level 3)
	(Amounts in thousands)
Financial assets:
Cash and cash equivalents	$19,803	$19,803	$—	$—
Trading securities	5,630	3,172	2,458	—
Investment securities, available-for-sale	228,369	—	220,132	8,237
Investment securities, held-to-maturity	29,077	—	29,193	1,587
Loans held for sale	1,029	—	1,073	—
Loans receivable, net	310,674	—	—	321,207
Federal Home Loan Bank stock	1,936	N/A	N/A	N/A
Accrued interest receivable	2,065	—	1,077	988

Financial liabilities:
Deposits	$568,265	$428,436	$142,616	$—
Federal Home Loan Bank Advances	6,000	—	6,097	—
Accrued interest payable	31	4	27	—

	2011
	Carrying	Estimated
	Amount	Fair Value
	(Amounts in thousands)
Financial assets:
Cash and cash equivalents	$40,572	$40,572
Trading securities	7,010	7,010
Investment securities, available-for-sale	193,605	193,605
Investment securities, held-to-maturity	47,199	49,264
Loans held for sale	688	710
Loans receivable, net	285,916	297,488
Federal Home Loan Bank stock	2,102	N/A
Accrued interest receivable	2,227	2,227
Financial liabilities:
Deposits	$550,625	$553,670
Federal Home Loan Bank advances	11,000	11,260
Accrued interest payable	35	35

The methods and assumptions, not previously presented, used to estimate fair values are describes as follows:

(a)         Cash and Cash Equivalents

The carrying value of our cash and cash equivalents approximates fair value and is classified as Level 1.

(b)         Loans Held for Sale

The fair value of loans held for sale is estimated based upon binding contracts and quotes from third party investors resulting in a Level 2 classification.

(c)          Loans

Fair value of loans, excluding loans held for sale, are estimated as follows:  for variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification.  Impaired loans are valued at the lower of cost or fair value as described previously.  The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

(d)         FHLB Stock

It is not practicable to estimate the fair value of FHLB stock due to restrictions placed on its transferability.

(e)          Deposits

The fair value disclosed for non-interest bearing deposits are, by definition, equal to the amount payable on demand at the reporting date resulting in a Level 1 classification.  The carrying amounts of variable rate interest bearing deposits approximate their fair values at the reporting date resulting in Level 1 classification.  Fair values for fixed rate certificates of deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregate expected monthly maturities on time deposits resulting in a Level 2 classification.

(f)           Borrowings

The fair value of the Company’s borrowings are estimated using discounted cash flows analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

(g)         Accrued Interest Receivable/Payable

The carrying amounts of accrued interest approximate fair value resulting in a Level 1, Level 2 or Level 3 classification based on the level of the asset or the liability with which the accrual is associated.

(h)         Off-balance Sheet Instruments

Fair value for off-balance sheet, credit related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standings.  The fair value of commitments is not material.

Secondary Mortgage Market Activities	12 Months Ended
Dec. 31, 2012
Secondary Mortgage Market Activities
Secondary Mortgage Market Activities

5.       Secondary Mortgage Market Activities

Mortgage loans serviced for others are not included in the accompanying consolidated statements of condition.  The principal balances of these loans at December 31 are as follows:

	2012	2011
Mortgage loan portfolios serviced for:
Freddie Mac	$97,808,232	$110,886,694
Federal Home Loan Bank	$22,811,156	$21,928,662

Custodial escrow balances maintained in connection with serviced loans were approximately $1,669,000 and $1,649,000 at December 31, 2012 and 2011, respectively.

Activity for mortgage servicing rights and the related valuation allowance is as follows:

	2012	2011	2010

Balance at beginning of year	$522,346	$535,205	$500,750
Additions	141,516	149,831	203,176
Disposals	—	—	—
Amortized to expense	(176,964)	(162,690)	(168,721)
Balance at end of year	$486,898	$522,346	$535,205
Valuation Allowance	$—	$—	$—

The fair value of mortgage servicing rights approximated $498,000 and $740,000 at year-end 2012 and 2011. Fair value at year-end 2012 and 2011 was determined using servicing multiples for similar assets as a percentage of the loans sold balance.  The mortgages servicing rights multiple used for year end 2012 and 2011 was 0.41% and 0.56%, respectively.  As of December 2012 and 2011, no impairment was recorded for mortgage servicing rights.

The weighted average amortization period is eight years.  Estimated amortization expense for each of the next five years is:

2013	141,817
2014	102,951
2015	74,244
2016	52,822
2017	37,773

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment
Premises and Equipment

6.                        Premises and Equipment

Premises and equipment consist of the following at December 31:

	2012	2011
Land	$3,511,497	$3,509,066
Buildings	23,870,070	23,787,412
Equipment and fixtures	10,238,276	9,658,096
Construction in progress	5,860	7,915
	37,625,703	36,962,489
Accumulated depreciation	(16,956,352)	(15,582,746)
Net book value	$20,669,351	$21,379,743

Depreciation expense was $1,461,326, $1,392,153 and $1,569,975 in 2012, 2011 and 2010 respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

7.        Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the year ended December 31 is as follows:

	Banking	Insurance	Benefit Consulting
	Activities	Activities	Activities	Total
Balance as of January 1, 1010	$10,005,131	$10,268,266	$2,909,704	$23,183,101
Goodwill acquired	—	—	117,520	117,520
Balance as of December 31, 2010	10,005,131	10,268,266	3,027,224	23,300,621
Transfer of Goodwill	—	(1,133,075)	1,133,075	—
Goodwill acquired	—	586,445	95,388	681,833
Balance as of December 31, 2011	10,005,131	9,721,636	4,255,687	23,982,454
Goodwill acquired	—	1,480,221	—	1,480,221
Balance as of December 31, 2012	$10,005,131	$11,201,857	$4,255,687	$25,462,675

During 2006, the Company completed its acquisition of Benefit Consulting Group LLC.  Goodwill in the amount of $2.5 million and other intangible assets in the amount of $1.1 million were recorded as part of the acquisition of Benefit Consulting Group LLC. Under the terms of the agreement, contingent purchase payments based on future performance levels may be made over a five-year period ending December 31, 2010.  Additional goodwill in the amount of $95,388 and $117,520 was recorded for the contingent purchase payment made in 2011 and 2010 respectively based on performance through December 31, 2010. During 2011, $1.1 million of goodwill was transferred between the insurance activities and the benefit consulting activities which represented the movement of a segment of business that was transferred from Bailey and Haskell Associates, Inc. to Benefit Consulting Group LLC after the acquisition of Benefit Consulting Group LLC.

During 2011, the Company completed its acquisition of David Holmes Agency, Inc., an insurance agency operating in Utica, New York. The Company paid $361,718 in cash and established a note payable for $361,718 to be paid monthly over 24 months with interest at 3.00% per annum for fixed assets and other intangible assets.  Goodwill in the amount of $586,445 and intangible assets in the amount of $136,991 were recorded in conjunction with the acquisition. David Holmes Agency, Inc. has been subsequently merged into Bailey and Haskell Associates, Inc.   During 2012 and 2011, the Company paid $198,619 and $163,099 in principal and $3,493 and $7,919 in interest payments respectively on the note.

At December 31, 2012, the Company completed its acquisition of Schenectady Insuring Agency, Inc., an insurance agency operating in Schenectady, New York. The Company paid $795,149 in cash and established a note payable for $1,000,000 to be paid monthly over 24 months with interest at 3.00% per annum to acquire 100% of the capital stock of the Schenectady Insuring Agency, Inc.   Goodwill in the amount of $1,480,221 and intangible assets in the amount of $929,031 were recorded in conjunction with the acquisition. Schenectady Insuring Agency, Inc. has been subsequently merged into Bailey and Haskell Associates, Inc. and the corporation dissolved. The Company began payment on the note in 2013.

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value.  At December 31, 2012, the Company’s reporting units had positive equity and the Company elected to perform a step one analysis to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill.  Management has identified that the Company has four reporting units, its banking unit, its insurance unit, its employee benefits consulting unit and its risk management activities unit.  The step one analysis indicated that it was more likely than not that the fair value of the reporting units exceeded its carrying value, resulting in no impairment.  There is no goodwill attributable to the risk management activities unit.

Other intangible assets consist of the following at December 31:

	As of December 31, 2012
	Gross
	Carrying	Accumulated
	Value	Amortization	Net
Core deposit intangible	$2,705,391	$(2,308,067)	$397,324
Customer relationship intangible	2,331,565	(1,174,509)	1,157,056
Total	$5,036,956	$(3,482,576)	$1,554,380

	As of December 31, 2011
	Gross
	Carrying	Accumulated
	Value	Amortization	Net
Core deposit intangible	$2,705,391	$(2,060,448)	$644,943
Customer relationship intangible	1,402,534	(1,083,251)	319,283
Total	$4,107,925	$(3,143,699)	$964,226

Aggregate amortization expense was $338,877, $390,706 and $411,990 for 2012, 2011 and 2010.

Estimated amortization expense for each of the next five years:

2013	452,356
2014	293,997
2015	238,589
2016	185,779
2017	115,706

Impairment of Other Asset	12 Months Ended
Dec. 31, 2012
Impairment of Other Asset
Impairment of Other Asset

8.        Impairment of Other Asset

During 2012, the Company recorded an impairment charge of $1.9 million related to an asset held by the Bank supporting sales activities in its insurance agency subsidiary.  The Company contributed surplus notes to an insurance company specializing in professional liability for long-term care facilities.  The financing provided by the surplus notes enabled the insurance company to develop a specialty insurance sales line for our Company that has generated $3.9 million in commission revenue from 2004 to September 30, 2012 at the time of the write-off.  Due to recent underwriting losses of this insurance company the value of the surplus notes contributed to this venture is deemed fully impaired.  The Company’s insurance agency subsidiary represents numerous insurance outlets and the Company expects to maintain the commission revenue it has developed in this specialty insurance sales line.

Due to Depositors	12 Months Ended
Dec. 31, 2012
Due to Depositors
Due to Depositors

9.                       Due to Depositors

Amounts due to depositors at December 31 are as follows:

	2012	2011
Non-interest bearing demand	$75,809,939	$69,119,138
Savings	116,039,419	103,609,613
Money market and interest-bearing checking	235,278,101	236,523,193
Time deposits	139,828,818	140,328,624
Mortgage escrow funds	1,308,333	1,044,022
Total due to depositors	$568,264,610	$550,624,590

At December 31, 2012 and 2011, time deposits with balances in excess of $100,000 totaled $52,473,111 and $50,725,385, respectively.

The contractual maturity of time deposits as of December 31, are as follows:

	2012		2011
Maturity	Amount	Percent	Amount	Percent
One year or less	$94,391,579	67.5%	$99,609,377	71.0%
One to two years	18,576,084	13.3	15,525,191	11.1
Two to three years	9,155,966	6.6	10,425,319	7.4
Three to four years	9,247,660	6.6	6,227,121	4.4
Four to five years	8,457,529	6.0	8,536,161	6.1
Over five years	—	0.0	5,455	0.0
	$139,828,818	100.0%	$140,328,624	100.0%

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings
Borrowings

10.                 Borrowings

Outstanding borrowings as of December 31 are as follows:

	2012	2011
Short-term borrowings:
Federal Home Loan Bank advances	$5,000,000	$5,000,000
Long-term borrowings:
Federal Home Loan Bank advances	1,000,000	6,000,000
	$6,000,000	$11,000,000

Borrowings at December 31, 2012 have maturity dates as follows:

	Interest
	Rate
2013	5.00%	5,000,000
2014	5.33%	1,000,000
		$6,000,000

All outstanding advances are fixed rate.  Each advance is payable at its maturity date, with a prepayment penalty. At December 31, 2012, borrowings are collateralized by pledged securities, which had a carrying value of $587,765 and residential mortgages in the amount of $78,848,981 pledged under a blanket collateral agreement.  At December 31, 2012, the Bank has available $72.4 million of overnight borrowing capacity with the Federal Home Loan Bank of which none was outstanding at December 31, 2012.  The Bank also has available a $5,000,000 unsecured line of credit with Key Bank of which $0 is outstanding at December 31, 2012, a $5,000,000 unsecured line of credit with M&T Bank of which $0 is outstanding at December 31, 2012 and a $10,000,000 unsecured line of credit with Fifth Third Bank of which $0 is outstanding at December 31, 2012.

At December 31, 2011, borrowings are collateralized by pledged securities, which had a carrying value of $734,000 and residential mortgages in the amount of $63,641,363 pledged under a blanket collateral agreement.  At December 31, 2011, the Bank has available $52.6 million of overnight borrowing capacity with the Federal Home Loan Bank of which none was outstanding at December 31, 2011.  The Bank also has available a $5,000,000 unsecured line of credit with Key Bank of which $0 is outstanding at December 31, 2011.  In addition, the Bank also has available a $5,000,000 unsecured line of credit with M&T Bank of which $0 is outstanding at December 31, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

11.      Income Taxes

The provision for income taxes for the years ended December 31, consists of the following:

	2012	2011	2010
Current:
Federal	$1,487,108	$1,281,207	$2,073,533
State	210,840	218,358	334,875
Deferred:
Federal	345,392	384,793	(1,206,333)
State	51,660	68,642	(287,875)
	$2,095,000	$1,953,000	$914,200

A reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

	2012	2011	2010
Federal statutory income tax rate	34%	34%	34%
State tax, net of federal benefit	2%	2%	1%
Tax exempt investment income	(7)%	(8)%	(10)%
Earnings from bank owned life insurance	(2)%	(3)%	(4)%
Other	0%	0%	(1)%
Effective tax rate expense	27%	25%	20%

The components of deferred income taxes included in other assets in the statements of condition are approximately as follows:

	2012	2011
	Asset (Liability)
Allowance for loan losses	$1,063,000	$1,111,000
Deferred compensation	237,000	238,000
Investment security charges/adjustments	5,239,000	5,241,000
Pension benefits	447,000	626,000
Other	23,000	89,000
subtotal deferred tax assets	7,009,000	7,305,000
Depreciation	(754,000)	(565,000)
Mortgage related fees	(362,000)	(369,000)
Intangible amortization	(983,000)	(493,000)
Purchase accounting adjustments	(63,000)	(158,000)
Prepaid expenses	(192,000)	(79,000)
Unrealized gains on securities available for sale	(1,964,000)	(75,000)
Other	(1,000)	(98,000)
subtotal deferred tax liability	(4,319,000)	(1,837,000)
Total deferred income tax asset, net	$2,690,000	$5,468,000

Realization of deferred tax assets is dependent upon the ability to carry back deductions to prior periods when the deferred tax assets are realized and/or in generating sufficient taxable income in future periods.  Based on the Company’s history of taxable income and expected future taxable income, the Company has determined that a valuation allowance is not required.

At December 31, 2012 and December 31, 2011, the Company had no unrecognized tax benefits.  The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.

The Company recognizes interest and penalties related to income tax matters as part of income tax expense.  At December 31, 2012 and December 31, 2011, there were no amounts accrued for interest and penalties.

The Company is subject to U.S. federal income tax as well as New York state income tax.  The Company is no longer subject to federal or state examinations for tax years prior to 2009.  The tax years of 2009-2011 remain open to federal and state examination.

During 2011, the Internal Revenue Service completed an examination of the 2008 and 2009 federal income tax returns. The examination had no material impact on the financial statements.  Additionally, during 2011, the State of New York completed an examination of the 2008 New York income tax return. The examination had no material impact on the financial statements.

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans
Benefit Plans

12.      Benefit Plans

The Bank provides a noncontributory defined benefit retirement accumulation plan (cash balance plan) covering substantially all employees.  Under the plan, retirement benefits are primarily a function of the employee’s years of service and level of compensation.  As of June 15, 2004, the Bank had a plan amendment to freeze the plan benefits for plan participants.  The Bank uses a December 31 measurement date for its pension plan. State Bank of Chittenango, a limited purpose commercial bank subsidiary of Oneida Savings Bank, participated in the New York State Bankers Retirement System (the System) plan which was a noncontributory defined benefit plan covering substantially all employees.  Under the plan, retirement benefits were primarily a function of the employee’s years of service and level of compensation.  The plan was frozen as of May 31, 2002.  State Bank of Chittenango uses a December 31 measurement date for its pension plan.

Information about changes in obligations and funded status of the defined benefit pension plan follows:

	Oneida Savings Bank		State Bank of Chittenango
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$4,382,788	$4,371,899	$2,599,361	$2,395,770
Service cost	—	—	26,335	26,261
Interest cost	168,082	211,449	105,807	123,774
Actuarial gain	28,529	34,698	113,464	270,854
Benefits paid	(231,294)	(235,258)	(220,169)	(217,298)
Benefit obligation at end of year	$4,348,105	$4,382,788	$2,624,798	$2,599,361

Change in plan assets, at fair value:
Beginning plan assets	$3,544,708	$3,574,529	$1,947,056	$2,135,136
Actual return	442,024	5,437	200,156	2,425
Benefits paid	(231,294)	(235,258)	(213,620)	(212,405)
Employer contributions	200,000	200,000	43,127	21,900
Ending plan assets	$3,955,438	$3,544,708	$1,976,719	$1,947,056

Funded status at year end (plan assets less benefit obligation)	$(392,667)	$(838,080)	$(648,079)	$(652,305)

Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	Oneida Savings Bank		State Bank of Chittenango
	2012	2011	2012	2011
Net actuarial loss (gain)	$2,168,332	$2,457,886	$1,223,420	$1,267,925
Prior service cost (credit)	—	—	—	—
	$2,168,332	$2,457,886	$1,223,420	$1,267,925

The accumulated benefit obligation for the Oneida Savings Bank pension plan was $4,348,105 and $4,382,788 at year-end 2012 and 2011 respectively.  The accumulated benefit obligation for the State Bank of Chittenango pension plan was $2,624,798 and $2,599,361 at year-end 2012 and 2011 respectively.

The net periodic pension cost and other amounts recognized in other comprehensive income for the years ended December 31 includes the following components:

	Oneida Savings Bank			State Bank of Chittenango
	2012	2011	2010	2012	2011	2010
Service cost benefits earned during the period	$—	$—	$—	$26,335	$26,261	$21,899
Interest cost on projected benefit obligation	168,082	211,449	211,573	105,807	123,774	131,694
Expected return on plan assets	(264,680)	(266,768)	(243,442)	(127,794)	(141,928)	(155,498)
Net amortization and deferral	140,739	122,317	126,009	79,058	48,854	42,783
Net periodic pension cost	44,141	66,998	94,140	83,406	56,961	40,878
Net (gain) loss	(148,815)	296,029	(26,003)	34,553	405,464	99,947
Prior service cost (credit)	—	—	—	—	—	—
Amortization of gain (loss)	(140,739)	(122,317)	(126,009)	(79,058)	(48,854)	(42,783)
Total recognized in other comprehensive income	(289,554)	173,712	(152,012)	(44,505)	356,610	57,164
Total recognized in net periodic benefit (cost) and other comprehensive income	$(245,413)	$240,710	$(57,872)	$38,901	$413,571	$98,042

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $203,861.

	Oneida Savings Bank			State Bank of Chittenango
Assumptions	2012	2011	2010	2012	2011	2010

Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	3.97%	4.98%	5.05%	3.84%	4.27%	5.38%

Weighted-average assumptions used to determine net cost
Discount rate	4.98%	5.05%	3.97%	4.27%	5.38%	5.89%
Expected return on plan assets	7.50%	7.50%	7.50%	7.00%	7.00%	7.50%

Oneida Savings Bank Plan Assets

The Company’s overall investment strategy is to achieve a mix of approximately 65% of investments for long-term growth and 35% for near-term benefit payments to preserve the long-term earnings power of the assets.  The target allocations for plan assets are shown in the table below.  Equity securities primarily include investments in common stock.  Fixed income securities include corporate bonds, government issues and mortgage-backed securities.  Other fixed income securities include a money market account and checking account.

The weighted average expected long-term rate of return is estimated based on current trends in the plan assets as well as projected future rates of return on those assets.  The following assumptions were used in determining the long-term rate of return:

Equity securities	Dividend discount model, the smoothed earnings yield model and the equity risk premium model

Fixed income securities	Current yield to maturity and forecasts of future yields

The long term rate of return considers historical returns.  There were no adjustments made to historical returns.

The plan is prohibited from investing in the following investments or transactions: (1) commodities and futures; (2) warrants; (3) Eurobonds; (4) naked option transactions; (5) margin purchase securities; (6) private placements; (7) short sales of securities; (8) unregistered or restricted stock and (9) speculative derivatives.  All assets selected for inclusion in the Portfolio must have a readily ascertainable market value and must be generally considered marketable at the time of purchase.

The Company’s pension plan asset allocation at year-end 2012 and 2011, target allocation for 2013, and expected long-term rate of return by asset category are as follows:

		Percentage of		Weighted-
	Target	Plan Assets		Average Expected
	Allocation	at December 31		Long Term Rate
Asset Category	2013	2012	2011	of Return
Equity Securities	60%	54%	57%	10%
Debt Securities	40%	41%	29%	2%
Other	0%	5%	14%
Total	100%	100%	100%	7%

The fair value of the plan assets, as previously defined, at December 31, 2012, by asset category, is as follows:

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash	$167,097	$167,097	$—	$—
Equities
Common stock	2,110,589	2,110,589	—	—
Real estate investment trust	49,321	49,321	—	—
Fixed income securities
Government issues (US Treasuries)	470,345	—	470,345	—
FHLMC	111,142	—	111,142	—
FNMA	240,165	—	240,165	—
Exchange traded funds	806,779	806,779	—	—
Total	$3,955,438	$3,133,786	$821,652	$—

The fair value of plan assets, as previously defined, at December 31, 2011, by asset category, is as follows:

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash	$415,378	$415,378	$—	$—
Equities
Common stock	2,030,556	2,030,556	—	—
Real estate investment trust	45,086	45,086
Fixed income securities			—
Government issues (US Treasuries)	102,464	—	102,464	—
FHLMC	86,244	—	86,244	—
FNMA	104,438	—	104,438	—
Exchange traded funds	760,542	760,542
Total	$3,544,708	$3,251,562	$293,146	$—

There were no plan assets measured at fair value using significant unobservable inputs (Level 3) for period ending December 31, 2012 and 2011.

State Bank of Chittenango Plan Assets

The Company’s overall investment strategy is to achieve a mix of approximately 97% of investments for long-term growth and 3% for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers.  The target allocations for System assets are shown in the table below.  Cash equivalents consist primarily of government issues and short term investment funds.  Equity securities primarily include investments in common stock, depository receipts, preferred stock and real estate investment trusts. Fixed income securities include corporate bonds, government issues, mortgage-backed securities, municipals and other asset backed securities.

The weighted average expected long-term rate of return is estimated based on current trends in the System’s assets as well as projected future rates of return on those assets and reasonable actuarial assumptions based on the guidance provided by ASOP No. 27 “Selection of Economic Assumptions for Measuring Pension Obligations” for long term inflation, and the real and nominal rate of investment return for a specific mix of asset classes.  The following assumptions were used in determining the long-term rate of return:

Equity securities	Dividend discount model, the smoothed earnings yield model and the equity risk premium model

Fixed income securities	Current yield to maturity and forecasts of future yields

Other financial instruments	Comparison of the specific investment’s risk to that of fixed income and equity instruments and using judgment

The long term rate of return considers historical returns.  Adjustments were made to historical returns in order to reflect expectations of future returns.  These adjustments were due to factor forecasts by economists and long-term U.S. Treasury yields to forecast long-term inflation.  In addition, forecasts by economists and others for long-term GDP growth were factored into the development of assumptions for earnings growth and per capita income.

Effective September 2011, the System revised its investment guidelines.  The System currently prohibits its investment managers from purchasing any security greater than 5% of the portfolio at the time of purchase or greater than 8% at market value in any one issuer.  In addition the following are prohibited:  (1) Equity security short sales, unregistered securities and margin purchases; (2) mortgage backed derivatives that have an inverse floating rate coupon or that are interest only securities, any asset backed security that is not issued by the U.S. Government or its agencies or its instrumentalities, generally securities of less than Baa2/BBB quality may not be purchased, and securities of less than A-quality may not in the aggregate exceed 10% of the investment manager’s portfolio; and (3) other financial instruments such as unhedged currency exposure in countries not defined as “high income economies” by the World Bank.  Prior to September 2011, investments in emerging countries as defined by Morgan Stanley Emerging Markets Index and structured notes were prohibited.  All other investments not prohibited by the System are permitted.  At December 31, 2012 and 2011, the System held certain investments which are no longer deemed acceptable to acquire. These positions will be liquidated when the investment managers deem that such liquidation is in the best interest of the System.

The Company’s pension plan asset allocation at year-end 2012 and 2011, target allocation for 2013 and expected long-term rate of return by asset category are as follows:

		Percentage of		Weighted-
	Target	Plan Assets		Average Expected
	Allocation	at December 31,		Long Term Rate
Asset Category	2013	2012	2011	of Return
Cash equivalents	0 - 20%	13%	11%	0.4%
Equity securities	40 - 60%	45%	48%	4.0%
Fixed income securities	40 - 60%	42%	41%	1.9%
Other financial instruments	0 - 5%	0%	0%	0%
Total		100%	100%	6.3%

The following table represents the Plan’s fair value hierarchy for its financial assets (investments), as defined previously measured at fair value on a recurring basis as of December 31, 2012:

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$2,057	$2,057	$—	$—
Government issues	10,728	—	10,728	—
Short term investment funds	242,302	—	242,302	—
Equities
Common stock	870,508	870,508	—	—
Depository receipts	19,468	19,468	—	—
Preferred stock	3,860	3,860	—	—
Real estate investment trust	3,867	3,867	—	—
Fixed income securities
Auto loan receivables	10,712	—	10,712	—
Collateralized mortgage obligations	214,202	—	214,202	—
Corporate bonds	186,628	—	186,628	—
Federal Home Loan Mortgage Corp.	24,526	—	24,526	—
Federal National Mortgage Assoc.	98,083	—	98,083	—
Government National Mortgage Assoc. I	1,044	—	1,044	—
Government National Mortgage Assoc. II	4,548	—	4,548	—
Government Issues	281,564	—	281,564	—
Municipals	2,150	—	2,150	—
Other asset backed	472	—	472	—
Total	$1,976,719	$899,760	$1,076,959	$—

At December 31, 2012 the portfolio was managed by two investment firms.  In addition approximately $20 million of system monies had not yet been allocated to either investment manager.  Control was split approximately 49%, 43% and 8%.

At December 31, 2012, there was a 12% of portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund.

The fair value of plan assets, as previously defined, at December 31, 2011, by asset category, is as follows:

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$3,366	$3,366	$—	$—
Short term investment funds	203,281	—	203,281	—
Equities
Common stock	910,462	910,462	—	—
Depository receipts	19,598	19,598	—	—
Preferred stock	2,871	2,871	—	—
Real estate investment trust	—	—	—	—
Fixed income securities
Auto loan receivable	235	—	235	—
Collateralized mortgage obligations	190,276	—	190,276	—
Corporate bonds	173,009	—	173,009	—
Federal Home Loan Mortgage Corp.	33,560	—	33,560	—
Federal National Mortgage Assoc.	103,672		103,672
Government National Mortgage Assoc. I	1,400	—	1,400	—
Government National Mortgage Assoc. II	7,263	—	7,263	—
Government issues	293,573	—	293,573	—
Municipals	2,280	—	2,280	—
Other asset backed	2,210	—	2,210	—
Total	$1,947,056	$936,297	$1,010,759	$—

At December 31, 2011 the portfolio was managed by two investment firms.  The portfolio was split approximately 46% and 52% under the control of the investment managers with the remaining 2% under the direct control of the System.

At December 31, 2011, there was a 10% of portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund.

There were no plan assets measured at fair value using significant unobservable inputs (Level 3) for the period ending December 31, 2012 and 2011.

The Company expects to contribute $243,127 to the Plans for the year ending December 31, 2012.

The following benefit payments are expected to be paid:

	Oneida	State Bank
Fiscal year ending December 31:	Savings Bank	Of Chittenango
2013	350,000	195,157
2014	368,000	189,195
2015	386,000	183,012
2016	405,000	176,758
2017	425,000	170,597
Years 2018 - 2022	2,468,000	769,995

In addition to the retirement plan, the Company sponsors a 401(k) savings plan which enables employees who meet the plan’s eligibility requirements to defer income on a pre-tax basis.

Employees may elect to contribute a portion of their compensation, with the Company matching the contribution up to 5% of compensation.  Employer contributions associated with the plan amounted to $724,273, $655,808 and $622,681 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Bank provides The Oneida Savings Bank Employee Stock Ownership Plan (“ESOP”) with all employees meeting the age and service requirements eligible to participate in the Plan.  Employees are eligible for the Plan if they are twenty-one years of age and have one year of service with at least 1,000 hours.  The ESOP purchased 157,500 shares of common stock as part of the second step conversion (see Footnote 23) which was funded by a loan from the Company payable in ten equal installments over 10 years bearing a variable interest rate of prime at the beginning of the year which was 3.25% for 2012 and 2011.  Loan payments are to be funded by cash contributions from the Bank.  The loan can be prepaid without penalty.  Shares purchased by the ESOP are maintained in a suspense account and held for allocation among the participants.  As loan payments are made, shares are committed to be released and subsequently allocated to employee accounts at each calendar year end.  Compensation expense is recognized related to the shares committed to be released based on the average market price during the period.  Cash dividends received on unallocated shares are used to pay debt service.  For the purpose of computing earnings per share, unallocated ESOP shares are not considered outstanding.  Contributions to the ESOP during 2012, 2011 and 2010 were $235,835, $288,538 and $331,100 respectively.  Expense recorded for 2012, 2011 and 2010 was $350,113, $343,042 and $302,739 respectively.

Shares held by the ESOP were as follows:

	2012	2011
Allocated to participants	400,193	366,202
Unearned	44,965	78,956
Total ESOP shares	445,158	445,158
Fair value of unearned shares	$478,877	$750,082

Stock Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Stock Based Compensation Plans
Stock Based Compensation Plans

13.      Stock Based Compensation Plans

The Company has three share based compensation plans as described below.  Total compensation cost that has been charged against income for those plans was $264,462 for 2012.  There was no compensation cost related to these plans for 2011 as the plans were started in July 2012.  Total compensation cost that has been charged against income for 2010 for plans that expired in 2010 was $185,598.   The total income tax benefit was $101,818, $0 and $71,455 for the years ended December 31, 2012, 2011 and 2010 respectively.

Stock Options

The Company’s 2012 Equity Incentive Plan, which is shareholder approved, permits the granting of share options to its directors, officers and key employees for up to 216,750 share of common stock.  Option awards are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant;   those options have vesting periods of five years and have ten year contractual terms.  There were 19,250 shares available for future option grants under the plan described above as of December 31, 2012.  Compensation recorded in conjunction with the option awards was $17,179 for 2012.

The Company’s 2000 Stock Option Plan, which was shareholder approved, permitted the granting of share options to its directors, officers and key employees for up to 342,205 shares of common stock.  The exercise price of options granted was equal to the market value of the Company’s shares at the date of grant; those options vest and become exercisable ratably over a one to five-year period.  The plan also had a reload feature which entitled the option holder, who had delivered common stock as payment of the exercise price for option stock, to a new option to acquire additional shares in the amount equal to the shares traded in.  The option period during which the reload option had to be exercised would expire at the same time as that of the original option that the holder had exercised.  The Company had a policy of using shares held as treasury stock to satisfy share option exercises.  Compensation recorded in conjunction with this plan was $13,102 for 2010.  All options granted expired in April 2010.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below.  Expected volatilities are based on historical volatilities of the Company’s common stock.  The Company uses historical data to estimate option exercise and post-vesting termination behavior.  The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.  The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted was determined using the following weighted-average assumptions as of grant date:

	2012	2011	2010

Risk-free interest rate	0.60%	N/A	0.50%
Expected stock price volatility	21.98%	N/A	66.32%
Expected dividend rate	4.66%	N/A	3.00%
Expected life	5.00	N/A	0.17

A summary of activity for the stock option awards for 2012 was as follows:

	Options		Weighted
	Outstanding	Average	Remaining	Aggregate
	and	Exercise	Contractual	Intrinsic
	Exercisable	Price	Term	Value
Outstanding at January 1, 2012	—	—	—	$—
Granted	197,500	$10.300	9.563	69,125
Exercised	—	—	—	—
Forfeited or expired	—	—	—	—
Outstanding at December 31, 2012	197,500	$10.300	9.563	$69,125

Fully vested and expected to exercise	197,500	—	—	$152,346
Exercisable at end of year	—	—	—	—

Information related to the stock option plans during each year follows:

	2012	2011	2010
Intrinsic value of options exercised	$—	N/A	$163,977
Cash received from option exercises	—	N/A	34,835
Shares received from option exercises	—	N/A	12,396
Tax benefit realized from option exercises	—	N/A	25,644
Weighted average fair value of options granted	0.989	N/A	1.057

As of December 31, 2012, there was $178,050 of total unrecognized compensation cost related to nonvested stock options granted under the 2012 plan.  The cost is expected to be recognized over a weighted-average period of 4.6 years.  There was no unrecognized compensation cost for the 2000 Plan as of December 31, 2010 as all shares had vested under the terms of the plan.  New grants were for the reload option feature which were expensed at the date of grant.

Stock Awards

The 2012 Equity Incentive Plan provides for the issuance of shares of restricted stock (“RRP”) to directors, officers and key employees.  Compensation expense is recognized over the five year vesting period of the awards based on the fair value of the stock at issue date.  The fair value of the stock was determined using the grant date fair value of $10.30.  RRP shares vest ratably over the five year vesting period.  The shares have voting rights and are eligible to receive nonforfeitable dividends on the unvested shares.  These shares are considered to be participating securities in the earnings per share calculation.  Total RRP shares issuable under the plans are 131,500 at December 31, 2012 and 130,000 shares were issued in July 2012.

A summary of changes in the Company’s nonvested RRP shares for the year follows:

		Weighted Average
		Grant-Date
Nonvested Shares	Shares	Fair Value
Nonvested at January 1, 2012	—	$—
Granted	130,000	10.30
Vested	—	—
Forfeited	—	—
Nonvested at December 31, 2012	130,000	$10.30

As of December 31, 2012, there was $1.2 million of total unrecognized compensation cost related to nonvested RRP shares granted under the Plan.  The cost is expected to be recognized over a weighted average period of 4.6 years.  Compensation recorded in conjunction with the RRP awards  was $117,822 for 2012.

There was a Management Recognition and Retention Plan granted in 2006 that provided for the issuance of shares of restricted stock to directors, officers and key employees.  Compensation expense equal to the market value of Oneida Financial Corp.’s stock on the grant date was recognized ratably over the five year vesting period for shares of restricted stock granted that were fully vested at December 31, 2010.  Compensation recorded in conjunction with this plan was $172,496 for 2010.  There were no shares available for future awards as of December 31, 2010. As of December 31, 2010, there was no unrecognized compensation cost related to nonvested shares granted under the plan.  The total fair value of shares vested during the year ended December 31, 2010 was $124,658.

Performance Awards

The 2012 Equity Incentive Plan  provides for the issuance of shares of performance award restricted stock to directors, officers and key employees.  Compensation expense is recognized over the vesting period of the awards based on the fair value of the stock at issue date. The fair value of the stock was determined using the grant date fair value of $10.30.  Performance shares cliff vest as of July 24, 2015 based on the performance results for the three year period ending December 31, 2014. There are three sets of performance criteria based on the individual award; (1) based on a three year cumulative earnings per share, return on average assets and return on average tangible equity metrics weighted at 33%; (2) three year cumulative earnings per share, annual loan growth rate and net charge off rate weighted at 33%; and (3) average revenue and profit margin weighted at 50%.   Compensation cost is estimated based on the probability that the performance conditions will be achieved.  As of December 31, 2012, the compensation cost is estimated in the range of 75%- 100% payout under the terms of the plan for the different performance set.  At each reporting period, the Company will reassess the likelihood of achieving the performance criteria and will adjust compensation expense as needed.   The shares have voting rights.  Upon vesting of the performance shares, any dividends declared during the vesting period will be paid based on the shares vested.  Total shares issuable under the performance awards are 85,000 at December 31, 2012 and all shares were awarded in 2012.

A summary of changes in the Company’s nonvested performance award shares for the years follows:

		Weighted Average
		Grant-Date
Nonvested Shares	Shares	Fair Value
Nonvested at January 1, 2012	—	$—
Granted	85,000	10.30
Vested	—	—
Forfeited	—	—
Nonvested at December 31, 2012	85,000	$10.30

As of December 31, 2012, there was $587,151 of total unrecognized compensation cost related to nonvested performance award shares granted under the Plan.  The cost is expected to be recognized over a weighted average period of 2.0 years.

Non-Interest Income and Expenses	12 Months Ended
Dec. 31, 2012
Non-Interest Income and Expenses
Non-Interest Income and Expenses

14.      Non-Interest Income and Expenses

Non-interest income and non-interest expenses for the years ended December 31 consist of the following:

	2012	2011	2010
Non-interest income:
Service charges on deposit accounts	$2,589,333	$2,586,518	$2,635,334
Commissions and fees on sales of non-banking products	21,505,620	19,422,025	17,498,748
Cash surrender value increase	542,087	646,675	601,684
Gain on sale of loans	703,486	487,628	651,656
Other	1,272,530	1,511,483	1,500,888
Total non-interest income	$26,613,056	$24,654,329	$22,888,310

Non-interest expenses:
Salaries and employee benefits	$24,029,868	$23,065,164	$21,445,701
Building occupancy and equipment	4,674,793	4,838,369	4,996,850
FDIC and N.Y.S. assessment	419,624	609,682	860,121
Advertising	665,033	619,999	529,901
Postage and telephone	719,440	694,607	672,276
Director compensation	268,851	275,854	297,021
Professional fees	537,526	425,456	294,875
Consultant Fees	1,627,623	1,258,856	1,031,920
Travel and meetings	898,926	951,118	814,600
Insurance	486,498	374,539	321,423
Dues and subscriptions	249,051	212,434	207,287
Service fees	1,012,850	923,804	795,712
ORE expenses	135,378	129,672	57,476
Contributions	137,114	130,794	109,341
Sales tax	1,802	6,921	4,602
Other	930,899	838,792	755,942
Intangible amortization	338,877	390,706	411,990
Total non-interest expenses	$37,134,153	$35,746,767	$33,607,038

Commitments	12 Months Ended
Dec. 31, 2012
Commitments
Commitments

15.                 Commitments

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs.   These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates.  Commitments may expire without being used.  Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of financial instruments with off-balance-sheet risk at year end were as follows:

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$4,046,134	$774,000	$18,054,533	$2,896,500
Unused lines of credit	1,254,057	58,555,975	2,789,175	48,102,533
Standby letters of credit	5,342,944	—	274,039	—

Commitments to make loans are generally made for periods of 60 days or less.  The fixed rate loan commitments have interest rates ranging from 3.75% to 6.75% and maturities ranging from 15 years to 30 years.  Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The commitments for equity lines of credit may expire without being drawn upon.  Therefore, the total commitment amounts do not necessarily represent future cash requirements.  The Bank evaluates each customer’s creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the counterparty.  Collateral held varies, but includes residential and commercial real estate.

Dividends and Restrictions	12 Months Ended
Dec. 31, 2012
Dividends and Restrictions
Dividends and Restrictions

16.      Dividends and Restrictions

The Company’s principal source of funds for dividend payments is dividends received from the Bank.  Banking regulations limit the amount of dividends that may be paid without prior approval of the New York State Department of Financial Services. In addition to state law requirements and the capital requirements discussed below, the circumstances under which the Bank may pay dividends are limited by federal statutes, regulations, and policies.  Retained earnings of the Bank are subject to certain restrictions under New York State Banking regulations.  The amount of retained earnings legally available for dividends under these regulations was $7,068,315 and $9,915,343 as of December 31, 2012 and 2011 respectively.

In addition, the Federal Reserve Board and the Federal Deposit Insurance Corporation are authorized to determine under certain circumstances that the payment of dividends would be an unsafe or unsound practice and to prohibit payment of such dividends.  The Federal Reserve Board has indicated that banking organizations could generally pay dividends only out of current operating earnings.

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters
Regulatory Matters

17.      Regulatory Matters

The Bank is subject to regulatory capital requirements administered by the federal banking agencies.  Capital adequacy guidelines and additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.  Management believes as of December 31, 2012, the Bank met all capital adequacy requirements to which it is subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition.  If adequately capitalized, regulatory approval is required to accept brokered deposits.  If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.   At year-end 2012 and 2011, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  There are no conditions or events since that notification that management believes have changed the institution’s category.

The Bank’s actual and required capital amounts and ratios are as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Capital
(to Risk Weighted Assets)	$63,590,679	15.16%	$33,552,340	8%	$41,940,426	10%
Tier I Capital
(to Risk Weighted Assets)	$60,814,822	14.50%	$16,776,170	4%	$25,164,255	6%
Tier I Capital
(to Average Assets)	$60,814,822	9.33%	$26,064,343	4%	$32,580,429	5%

As of December 31, 2011:
Total Capital
(to Risk Weighted Assets)	$64,045,250	15.62%	$32,798,038	8%	$40,997,548	10%
Tier I Capital
(to Risk Weighted Assets)	$61,145,725	14.91%	$16,399,019	4%	$24,598,529	6%
Tier I Capital
(to Average Assets)	$61,145,725	9.62%	$25,432,984	4%	$31,791,230	5%

The following represents a reconciliation of Bank capital to regulatory capital as of December 31:

	December 31,
	2012	2011
GAAP equity	$87,726,780	$83,061,936
Accumulated other comprehensive income	(910,594)	2,122,238
Goodwill, net of applicable deferred taxes	(24,734,104)	(23,271,490)
Intangible assets, net of applicable deferred taxes	(1,218,570)	(714,724)
Disallowed portion of mortgage servicing rights	(48,690)	(52,235)
Tier 1 Capital	$60,814,822	$61,145,725

General regulatory allowance for loan losses	2,775,857	2,899,525
Total Capital	$63,590,679	$64,045,250

The Qualified Thrift Lender test requires at least 65% of assets be maintained in housing-related finance and other specified areas.  If this test is not met, limits are placed on growth, branching, new investments, Federal Home Loan Bank advances and new dividends.  Management believes this test is met.

Parent Company Statements	12 Months Ended
Dec. 31, 2012
Parent Company Statements
Parent Company Statements

18.      Parent Company Statements

Condensed financial information of Oneida Financial Corp. follows:

Condensed Balance Sheets

	December 31,
	2012	2011
Assets:
Cash	$5,507,954	$5,112,909
Investments in and advances to subsidiary	87,726,780	83,061,936
ESOP loan receivable	356,893	610,078
Other assets	514,383	346,190
Total assets	$94,106,010	$89,131,113

Liabilities and shareholders’ equity:
Other liabilities	$1,066,009	$1,169,925
Shareholders’ equity	93,040,001	87,961,188
Total liabilities and shareholders’ equity	$94,106,010	$89,131,113

Condensed Statements of Income

	Years Ended December 31,
	2012	2011	2010
Revenue:
Dividends from subsidiary	$5,000,000	$—	$—
Interest on investments and deposits	20,300	71,743	41,288
Total revenue	5,020,300	71,743	41,288

Expenses:
Compensations and benefits	198,095	420,000	53,084
Other expenses	230,393	186,171	168,150
Total expenses	428,488	606,171	221,234
Income (loss) before taxes and equity in undistributed net income of subsidiary	4,591,812	(534,428)	(179,946)

Benefit for income taxes	(157,000)	(207,000)	(82,000)
Income (loss) before equity in undistributed net income of subsidiary	4,748,812	(327,428)	(97,946)
Equity in undistributed net income:
Subsidiary bank	1,011,606	6,056,709	3,858,634

Net income attributable to Oneida Financial Corp.	$5,760,418	$5,729,281	$3,760,688

Condensed Statements of Cash Flow

	Years Ended December 31,
	2012	2011	2010
Operating activities:
Net income attributable to Oneida Financial Corp.	$5,760,418	$5,729,281	$3,760,688
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned	350,113	343,042	302,739
Other assets/liabilities, net	(285,192)	219,791	(177,651)
Equity in undistributed net income of subsidiary bank	(1,011,606)	(6,056,709)	(3,858,634)
Net cash provided by operating activities	4,813,733	235,405	27,142

Investing activities:
Purchase of securities available for sale	—	—	(2,000,000)
Maturities and calls of securities available for sale	—	2,000,000	—
Investment in subsidiary bank	(350,113)	2,157,458	(13,539,841)
Decrease (increase) in ESOP loan	253,185	319,780	(929,858)
Change in due from related parties	—	(22,883)	(794,257)
Net cash (used in) provided by investing activities	(96,928)	4,454,355	(17,263,956)

Financing activities:
Dividends paid	(3,282,056)	(3,365,128)	(2,108,687)
Increase in noncontrolling interest	—	—	500
Redemption of noncontrolling interest	—	(2,500,500)	—
Repurchase of common shares	(1,039,703)	(2,267,285)	—
Exercise of stock options (using treasury stock)	—	—	170,035
Purchase of treasury stock	—	—	(155,877)
Net proceeds of stock offering and conversion	—	—	27,737,108
Net cash (used in) provided by financing activities	(4,321,759)	(8,132,913)	25,643,079
Net increase (decrease) in cash and cash equivalents	395,046	(3,443,153)	8,406,265
Cash and cash equivalents at beginning of year	5,112,909	8,556,062	149,797
Cash and cash equivalents at end of year	$5,507,955	$5,112,909	$8,556,062

Supplemental disclosures of cash flow information:
Non-cash financing activities:
Dividends declared and unpaid	$842,952	$829,868	$859,774

Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share
Earnings per Share

19.      Earnings per Share

The two-class method is used in the calculation of basic and diluted earnings per share. Under the two-class method, earnings available to common shareholders for the period are allocated between common shareholders and participating securities according to dividends declared (or accumulated) and participation rights in undistributed earnings.  The Company has determined that 130,000 of its 215,000 outstanding non-vested stock awards are participating securities.

Earnings per common share have been computed based on the following for the years ended December 31:

	2012	2011	2010
Net income attributable to Oneida Financial Corp.	$5,760,418	$5,729,281	$3,760,688
Net earnings allocated to participating securities	(51,048)	—	(9,395)
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,751,293
Basic
Distributed earnings allocated to common stock	$3,264,243	$3,335,221	$2,951,267
Undistributed earnings allocated to common stock	2,445,127	2,394,060	800,026
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,751,293
Weighted average common shares outstanding including shares considered participating securities	6,912,886	7,114,496	7,160,214
Less: Average unallocated ESOP shares	(70,166)	(110,793)	(75,083)
Less: Average participating securities	(55,099)	—	(14,973)
Weighted average shares	6,787,621	7,003,703	7,070,158
Basic earnings per share	$0.84	$0.82	$0.53
Diluted
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,749,496
Weighted average common shares outstanding for basic	6,787,621	7,003,703	7,070,158
Dilutive effect of stock options and nonparticipating securities	5,681	—	1,860
Weighted average shares	6,793,302	7,003,703	7,072,018
Diluted earnings per share	$0.84	$0.82	$0.53

Stock options of 197,500 shares of common stock were not considered in computing dilutive earnings per common share for 2012 because they were anti-dilutive.  There were no potentially dilutive securities outstanding for 2011 and 2010.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Other Comprehensive Income (Loss)

20.      Other Comprehensive Income (Loss)

The following is a summary of the change in accumulated other comprehensive income balances, net of tax from December 31, 2011 to December 31, 2012:

	Balance	Current	Balance
	at	Period	at
	12/31/2011	Change	12/31/2012

Unrealized gains on securities available for sale	$113,248	$2,832,397	$2,945,645
Unrealized loss on pension benefits	(2,235,486)	200,435	(2,035,051)

Total	$(2,122,238)	$3,032,832	$910,594

The following is a summary of the accumulated other comprehensive income balances included in stockholders’ equity at December 31, 2012:

	Gross		Balance at
	Balance at	Tax	12/31/2012
	12/31/2012	Effect	net of tax

Unrealized gains on securities available for sale	$4,909,411	$(1,963,766)	$2,945,645
Unrealized loss on pension benefits	(3,391,752)	1,356,701	(2,035,051)

Total	$1,517,659	$(607,065)	$910,594

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

21.      Segment Information

The Company has determined that it has four primary business segments, its banking franchise, its insurance activities, its employee benefit consulting activities and its risk management activities.  For the years ended December 31, 2012, 2011 and 2010, the Company’s insurance activities consisted of those conducted through its wholly owned subsidiary, Bailey & Haskell Associates, Inc.  For the years ended December 31, 2012, 2011 and 2010, the benefit consulting activities consisted of those conducted through its wholly owned subsidiary, Benefit Consulting Group Inc.  For the year ended December 31, 2012, 2011 and 2010, the risk management activities consisted of those conducted through its wholly owned subsidiary Workplace Health Solutions Inc.  Information about the Company is presented in the following table for the periods indicated:

	2012
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$19,592,463	$—	$—	$—	$19,592,463
Provision for loan losses	740,000	—	—	—	740,000
Net interest income after provision for loan losses	18,852,463	—	—	—	18,852,463

Investment gains, net	1,416,032	—	—	—	1,416,032
Impairment of other asset	(1,886,080)	—	—	—	(1,886,080)
Non-interest income	5,107,436	12,000,802	7,635,322	1,869,496	26,613,056
Non-interest expenses	17,721,107	9,921,563	5,903,445	1,787,835	35,333,950
Depreciation and amortization	1,549,317	163,263	85,126	2,497	1,800,203

Income before taxes	4,219,427	1,915,976	1,646,751	79,164	7,861,318

Income tax expense	597,400	795,500	667,000	35,100	2,095,000

Net income	3,622,027	1,120,476	979,751	44,064	5,766,318

Less: net income attributable to noncontrolling interest	5,900	—	—	—	5,900

Net income attributable to Oneida Financial Corp.	$3,616,127	$1,120,476	$979,751	$44,064	$5,760,418

Total Assets	$656,728,776	$24,455,573	$8,079,227	$517,574	$689,781,150

	2011
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$19,759,719	$—	$—	$—	$19,759,719
Provision for loan losses	1,050,000	—	—	—	1,050,000
Net interest income after provision for loan losses	18,709,719	—	—	—	18,709,719

Investment gains, net	256,938	—	—	—	256,938
Non-interest income	5,232,304	11,603,209	6,482,456	1,336,360	24,654,329
Non-interest expenses	17,128,181	10,075,521	5,382,755	1,377,451	33,963,908
Depreciation and amortization	1,511,682	171,507	98,424	1,246	1,782,859

Income (loss) before taxes	5,559,098	1,356,181	1,001,277	(42,337)	7,874,219

Income tax expense (benefit)	964,600	586,000	413,000	(10,600)	1,953,000

Net income (loss)	4,594,498	770,181	588,277	(31,737)	5,921,219

Less: net income attributable to noncontrolling interest	191,838	—	—	—	191,838

Net income (loss) attributable to Oneida Financial Corp.	$4,402,660	$770,181	$588,277	$(31,737)	$5,729,381

Total Assets	$641,445,777	$22,835,569	$7,399,574	$306,400	$671,987,320

	2010
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$18,098,625	$—	$—	$—	$18,098,625
Provision for loan losses	1,650,000	—	—	—	1,650,000
Net interest income after provision for loan losses	16,448,625	—	—	—	16,448,625

Investment (losses), net	(797,571)	—	—	—	(797,571)
Non-interest income	5,389,562	10,515,421	5,936,999	1,046,328	22,888,310
Non-interest expenses	16,380,671	9,428,009	4,729,998	1,086,395	31,625,073
Depreciation and amortization	1,685,384	169,131	125,486	1,964	1,981,965

Income (loss) before taxes	2,974,561	918,281	1,081,515	(42,031)	4,932,326

Income tax expense (benefit)	78,800	404,000	447,000	(15,600)	914,200

Net income (loss)	2,895,761	514,281	634,515	(26,431)	4,018,126

Less: net income attributable to noncontrolling interest	257,438	—	—	—	257,438

Net income (loss) attributable to Oneida Financial Corp.	$2,638,323	$514,281	$634,515	$(26,431)	$3,760,688

Total Assets	$643,116,251	$20,184,212	$5,509,696	$150,903	$668,961,062

The following represents a reconciliation of the Company’s reported segment assets to consolidated assets as of December 31:

Assets	2012	2011

Total assets for reportable segments	$689,781,150	$671,987,320
Elimination of intercompany cash balances	(8,389,712)	(8,274,741)

Consolidated total	$681,391,438	$663,712,579

The accounting policies of the segment are the same as those described in the summary of significant accounting policies.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

22.                 Quarterly Financial Data (Unaudited)

	Interest	Net Interest	Net
	Income	Income	Income	Basic	Diluted
	(Dollars in thousands)
2012

First Quarter	$5,691	$4,865	$2,002	$0.29	$0.29
Second Quarter	5,740	4,920	1,899	0.28	0.28
Third Quarter	5,674	4,889	65	0.01	0.01
Fourth Quarter	5,661	4,919	1,795	0.26	0.26

2011

First Quarter	$5,999	$4,839	$1,413	$0.20	$0.20
Second Quarter	6,034	5,013	1,696	0.24	0.24
Third Quarter	5,985	5,039	956	0.14	0.14
Fourth Quarter	5,764	4,868	1,664	0.24	0.24

The decrease in net income during the third quarter 2012 was due to an impairment charge of $1.9 million related to an asset held by the Bank supporting sales activities in its insurance agency subsidiary.  See Footnote 8 for more information on the impairment charge.

The decrease in net income during the third quarter 2011 was due to a decrease in the change in fair value of preferred and common equity securities that the Company holds in the investment portfolio as trading securities. The change in fair value of these securities is reflected as a non-cash adjustment through the income statement.  The fair value of these securities will fluctuate based on equity market conditions.

Conversion and Reorganization	12 Months Ended
Dec. 31, 2012
Conversion and Reorganization
Conversion and Reorganization

23.                 Conversion and Reorganization

On February 9, 2010, the Board of Directors of Oneida Financial, MHC (“MHC”), the Company and Oneida Savings Bank (“Bank”) adopted a Plan of Conversion and Agreement and Plan of Reorganization under the terms of which the Company undertook a “second step” conversion (the “Conversion”), and the Bank reorganized from the two-tier mutual holding company structure to the stock holding company structure.  Prior to the completion of the Conversion, the MHC owned approximately 55.0% of the common stock of the Company.

In connection with the Conversion, the outstanding shares of Oneida Financial Corp owned by the MHC were sold to the depositors of Oneida Savings Bank and other public investors.  Completion of the Conversion and Offering resulted in the issuance of 7,164,794 shares of common stock.  A total of 3,937,500 shares were sold in the subscription, community and syndicated offerings, at $8.00 per share.  An additional 3,227,294 shares were issued to the former public stockholders of the Company based upon an exchange ratio of 0.9136 new shares for each share of Oneida Financial Corp common stock held at the close of business on July 7, 2010.  Common shares held by the Company’s ESOP and Recognition and Retention Plan prior the conversion were also exchanged using the conversion ratio of 0.9136. The Conversion was accounted for as a change in corporate form with no resulting change in the historical basis of the Company’s assets, liabilities and equity.  Costs related to the Offering, primarily marketing fees paid to the Company’s investment banking firm, professional fees, registration fees, printing and mailing costs were $2.5 million and accordingly, net proceeds were $29.0 million.  In addition, as part of the conversion and dissolution of the MHC, the Company received $36,000 of cash previously held by the MHC.  As a result of the Conversion and offering, Oneida Financial Corp. was succeeded by a new, fully public, Maryland corporation with the same name and the MHC ceased to exist.

Also pursuant to the plan of conversion, a liquidation account was created by the Holding Company for the benefit of Eligible Account Holders and Supplemental Eligible Account Holders (as those terms are defined in the plan of conversion) in an amount equal to (i) the MHC’s ownership interest in the Company’s total stockholders’ equity as of the date of the latest statement of financial condition used in the prospectus plus (ii) the value of the net assets of the MHC as of the date of the latest statement of financial condition of the MHC used in the prospectus.  The plan of conversion also provides the establishment of a bank liquidation account at the Bank to support the Holding Company’s liquidation account.  The liquidation account is designed to provide payments to depositors of their liquidation interests in the event of a liquidation of the Holding Company and the Bank or a liquidation solely of the Bank.  Specifically, in the unlikely event that either the Bank or the Holding Company and the Bank were to liquidate after the conversion, all claims of creditors, including those of depositors, would be paid first, followed by distribution to eligible depositors of their interests in the liquidation account maintained by the Holding Company.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Nature of Operations

Nature of Operations

The consolidated financial statements include Oneida Financial Corp. (the “Company”) and its wholly-owned subsidiary, Oneida Savings Bank (the “Bank”).  Inter-company transactions and balances are eliminated in consolidation.   Oneida Financial Corp. is a Maryland corporation.  On July 7, 2010, Oneida Financial Corp. completed its conversion from the mutual holding company structure and the related public offering and is now a stock holding company that is fully owned by the public.  As a result of the conversion, the mutual holding company and former mid-tier holding company were merged into Oneida Financial Corp.  The Oneida Savings Bank (“Oneida Savings Bank”) is 100% owned by the Company and the Company is 100% owned by public stockholders.  The Company sold a total of 3,937,500 shares of common stock, par value $0.01 per share, in the subscription and community offerings, including 157,500 shares to the Oneida Savings Bank employee stock ownership plan.  All shares were sold at a price of $8.00 per share, raising $31.5 million in gross proceeds.  Conversion related expenses of $2.5 million were offset against the gross proceeds, resulting in $29.0 million of net proceeds.  Concurrent with the completion of the offering, shares of Oneida Financial Corp., a federal corporation, common stock owned by public stockholders were exchanged for 0.9136 shares of the Company’s common stock.

The Bank is located in Central New York with offices in the City of Oneida and Rome and the Villages of Cazenovia, Hamilton, Canastota, Camden, Chittenango, Vernon and Westmoreland and owns two banking related subsidiaries; Oneida Preferred Funding Corporation (OPFC) and The State Bank of Chittenango (SBC).  The Bank is engaged primarily in accepting deposits and providing various types of loans to the community. The Bank also provides trust and brokerage services. OPFC, a Real Estate Investment Trust, primarily engages in investing activities of residential and commercial real estate mortgages.  SBC is a limited purpose commercial bank subsidiary which is permitted to accept municipal deposit accounts from various municipalities, school districts and other public sources; a source of funds not available to the Bank under New York Law.  The Bank also owns one insurance and financial services subsidiary; Bailey & Haskell Associates, Inc. (B&H) which has six central New York offices.  The Bank also owns an employee benefits consulting and retirement plan administration firm, Benefit Consulting Group Inc. (BCG) which has an office in central New York.  Workplace Health Solutions was established in January 2008 as a risk management company with services to help mitigate and prevent work related injuries.  This subsidiary was developed to complement the products and services offered by our other subsidiaries with an overall philosophy of innovative risk management services.

Subsequent Events	Subsequent Events The Company reviews subsequent events for recognition and disclosure.
Use of Estimates

Use of Estimates

To prepare financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions based on available information.  These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ.   The allowance for loan losses, mortgage servicing rights, deferred tax assets, goodwill, the evaluation of other-than-temporary impairment for securities whose fair value is less than amortized cost and fair values of financial instruments are particularly subject to change.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash, deposits with other financial institutions with maturities fewer than 90 days and federal funds sold.  Net cash flows are reported for customer loan and deposit transactions.

Trading Assets

Trading Assets

Securities in which the fair value option has been elected are considered trading assets and are recorded at fair value with changes in fair value included in earnings.  The fair value option has been elected for common and preferred equity securities as they do not have stated maturity values and the fair value fluctuates with market changes.  Interest and dividends are included in net interest income based on the contractual amount of interest income.  Cash flows from the purchase and sale of securities for which the fair value option has been elected are shown as operating activities within the consolidated statement of cash flows.

Investment Securities (including Mortgage-Backed Securities)

Investment Securities (including Mortgage-Backed Securities)

Debt securities are classified as held-to-maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity.  Debt securities are classified as available-for-sale when they might be sold before maturity.  Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.  Interest income includes amortization of purchase premium or discount.  Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated.  Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer.  Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis.  If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows:  1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

In order to determine OTTI for purchased beneficial interests that, on the purchase date, were not highly rated, the Company compares the present value of the remaining cash flows as estimated at the preceding evaluation date to the current expected remaining cash flows.  OTTI is deemed to have occurred if there has been an adverse change in the remaining expected future cash flows.

Loans Held for Sale

Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value, as determined by outstanding commitments from investors.  Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale are generally sold with servicing rights retained.  The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing right.  Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of deferred origination fees and costs and the allowance for loan losses.  Interest income is accrued on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income on loans is discontinued at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection.  Past due status is based on the contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified as impaired loans.  A loan is moved to non-accrual status in accordance with the Company’s policy, typically after 90 days of non-payment.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income.  Interest received on such loans is accounted for on the cash-basis method until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Concentration of Credit Risk

Concentration of Credit Risk

Most of the Company’s business activity is with customers located throughout Madison and Oneida Counties.  Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economy in those counties.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired, when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or the fair value of collateral if repayment is expected solely from the collateral.  Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures.

Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For troubled debt restructurings that subsequently default, the Bank determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and is based on historical loss experience adjusted for current factors.  The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent 3 years.  This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.  These economic factors include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.  The following portfolio segments have been identified:  commercial real estate loans, commercial loans, consumer loans, home equity loans and residential mortgages.

Loans secured by commercial real estate and multi-family residential properties generally are larger than one-to-four family residential loans and involve a greater degree of risk. Commercial and multi-family residential mortgage loans often involve large loan balances to single borrowers or groups of related borrowers. Payments on these loans depend to a large degree on the results of operations and management of the properties or underlying businesses, and may be affected to a greater extent by adverse conditions in the real estate market or the economy in general. Accordingly, the nature of commercial real estate loans makes them more difficult for management to monitor and evaluate.

Commercial business lending generally involves greater risk than residential mortgage lending and involves risks that are different from those associated with residential and commercial real estate lending. Real estate lending is generally considered to be collateral based, with loan amounts based on predetermined loan to collateral values and liquidation of the underlying real estate collateral is viewed as the primary source of repayment in the event of borrower default. Although commercial business loans may be collateralized by equipment or other business assets, the liquidation of collateral in the event of a borrower default is often an insufficient source of repayment because equipment and other business assets may be obsolete or of limited use, among other things. Accordingly, the repayment of a commercial business loan depends primarily on the creditworthiness of the borrower (and any guarantors), while liquidation of collateral is a secondary and often insufficient source of repayment.

Consumer loans generally have shorter terms and higher interest rates than one-to-four family mortgage loans. In addition, consumer loans expand the products and services we offer to meet the financial services needs of our customers.  Consumer loans generally involve greater credit risk than residential mortgage loans because of the difference in the underlying collateral.  Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage to, loss of, or depreciation in the underlying collateral. The remaining deficiency often does not warrant further substantial collection efforts against the borrower beyond obtaining a deficiency judgment. In addition, consumer loan collections depend on the borrower’s personal financial stability.  Furthermore, the application of various federal and state laws, including federal and state bankruptcy and insolvency laws, may limit the amount that can be recovered on such loans.

Home equity loans are secured by a borrower’s primary residence.  Home equity loans are underwritten under the same criteria that we use to underwrite one-to-four family fixed-rate loans. Home equity loans may be underwritten with a loan to value ratio of 90% when combined with the principal balance of an existing mortgage loan.  Home equity loans generally involve greater credit risk than the primary residential mortgage loans due to the potential of declines in collateral values, collectability as a result of foreclosure processes if the Bank is considered to be in a secondary position as well as the amount of expenses incurred during the process.

Residential real estate loans have as collateral a borrower’s primary residence.  The risk of loss on these loans would be due to collateral deficiencies due to market deterioration or location and condition of the property.  The foreclosure process of a primary residence is usually the final course of action on these types of loans. Given our underwriting criteria and the volume and balance of the loans as compared to collateral, the risk in this portfolio segment is less than that of the other segments.

Mortgage Servicing Rights

Mortgage Servicing Rights

When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in servicing fee income.  Fair value is based on market prices for comparable mortgage servicing contracts, when available or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.  All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.  The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses.  The Company compares the valuation model inputs and results to published industry data in order to validate the model results and assumptions.

Servicing rights are evaluated for impairment based upon the fair value of the rights as compared to carrying amounts.  Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type.  Impairment is recognized through a valuation allowance for an individual grouping, to the extent that fair value is less than the carrying amount.  If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase in income. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Servicing fee income which is reported on the income statement as other non-interest income is recorded for fees earned for servicing loans.  The fees are based on a contractual percentage of the outstanding principal; or a fixed amount per loan and are recorded as income when earned.  The amortization of mortgage servicing rights is netted against loan servicing fee income.  Servicing fees totaled $316,815, $431,033 and $511,678 for the years ended December 31, 2012, 2011 and 2010.

Foreclosed Assets

Foreclosed Assets

Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell.  If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense.  Operating costs after acquisition are expensed.

Premises and Equipment

Premises and Equipment

Land is carried at cost.  Premises and equipment are stated at cost less accumulated depreciation.  Buildings and related components are depreciated using the straight-line method with useful lives ranging from 5 to 39 years.  Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 10 years.  Maintenance and repairs are charged to operating expense as incurred.

Federal Home Loan Bank (FHLB) Stock

Federal Home Loan Bank (FHLB) Stock

The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts.  FHLB stock is carried at cost and periodically evaluated for impairment based on the ultimate recovery of par value.  Both cash and stock dividends are reported as income.

Bank Owned Life Insurance

Bank Owned Life Insurance

The Company has purchased life insurance policies on certain key officers.  Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually or more frequently if events and circumstances exist that indicate that a goodwill impairment test should be performed.  The Company has selected December 31 as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values.  Goodwill is the only intangible asset with an indefinite life on our balance sheet.

Other intangible assets consist of core deposit and acquired customer relationship intangible assets arising from whole bank, insurance agency, and other acquisitions.  They are initially measured at fair value and then are amortized on an accelerated method over their estimated useful lives.  Core deposit intangibles are being amortized over a range of 10 to 12 years and acquired customer relationship intangible over a range of 5 to 11 years.

Long Term Assets

Long Term Assets

Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows.  If impaired, the assets are recorded at fair value.

Loan Commitments

Loan Commitments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents exposure to loss, before considering customer collateral or ability to repay.  Such financial instruments are recorded when they are funded.

Stock-Based Compensation

Stock-Based Compensation

Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock awards.

Compensation cost is recognized over the required service period, generally defined as the vesting period.  For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Income Taxes

Income Taxes

Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax basis of assets and liabilities, computed using enacted tax rates.   A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.  A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

All companies included in the consolidated financial statements operate under tax sharing agreements and are allocated income taxes based on their operating income and applicable effective income tax rate.  All amounts due to or from are settled annually.

Insurance	Insurance Commissions from sales of insurance are recorded as income when earned.
Trust Department Assets

Trust Department Assets

Assets held in fiduciary or agency capacities for customers are not included in the accompanying consolidated statements of condition, since such items are not assets of the Company.  Fees associated with providing trust management services are recorded as earned, and are included in Non-Interest Income.  At December 31, 2012, the Bank maintained 477 trust/fiduciary accounts, with total assets of $112.9 million under management as compared to 518 trust/fiduciary accounts with $110.8 million of total assets at December 31, 2011.

Employee Benefits

Employee Benefits

Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized.  Employee 401(k) expense is the amount of matching contributions.  Deferred compensation expense allocates the benefits over years of service.

Employee Stock Ownership Plan

Employee Stock Ownership Plan

The cost of shares issued to the ESOP, but not yet allocated to participants, is shown as a reduction of stockholders’ equity.  Compensation expense is based on the market price of shares as they are committed to be released to participant accounts.  Dividends on allocated ESOP shares reduce retained earnings; dividends on unearned ESOP shares reduce debt and accrued interest.

Earnings per Share

Earnings per Share

Basic earnings per common share is net income available to common shareholders divided by the weighted average number of common shares outstanding during the period, excluding outstanding participating securities. ESOP shares are considered outstanding for the calculation unless unearned.  All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities and are included in the computation of earnings per share pursuant to the two-class method.  The Company has determined that 130,000 of its 215,000 outstanding non-vested stock awards are participating securities.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options and awards using the treasury stock method.   Earnings and dividends per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements.

Other Comprehensive Income (Loss)

Other Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available-for-sale and changes in the funded status of pension plans which are also recognized as separate components of equity.

Loss Contingencies

Loss Contingencies

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.  Management does not believe there are such matters that will have a material effect on the financial statements.

Restrictions on Cash	Restrictions on Cash Cash on hand or on deposit with the Federal Reserve Bank was required to meet regulatory reserve and clearing requirements.
Equity

Equity

Common stock has $0.01 par and 30,000,000 shares authorized.  In addition, ten million shares of serial preferred stock were authorized.  There is no serial preferred stock outstanding as of December 31, 2012.

Dividend Restrictions	Dividend Restrictions Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to the holding company or by the holding company to shareholders.
Treasury Stock

Treasury Stock

Prior to the stock offering, common stock that was purchased was classified as treasury stock and recorded at cost.  The shares reissued during 2010 were issued upon the exercise of stock options at average cost. Effective with the stock offering and conversion, the Company became a Maryland Corporation which does not recognize treasury shares but considers common stock repurchases to result in the retirement of stock. The shares repurchased in 2011 were considered retired.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Segments	Segments Internal financial information is primarily reported and aggregated in four lines of business; banking, insurance, employee benefit consulting and risk management activities.
Reclassification	Reclassification Some items in the prior year financial statements were reclassified to conform to the current presentation.
Adoption of New Accounting Standards

Adoption of New Accounting Standards

In July 2012, the FASB amended existing guidance related to testing indefinite-lived intangible assets for impairment.  The amendment permits an assessment of qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired.  If, after assessing the totality of events and circumstances, it is concluded that it is not more likely than not that the indefinite-lived intangible asset is impaired, then no further action is required.  However, after the same assessment, if it is concluded that it is more likely than not that the indefinite-lived intangible asset is impaired, then a quantitative impairment test should be performed whereby the fair value of the indefinite-lived intangible asset is compared to the carrying amount.  The amendments in this guidance are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted.  The effect of adopting this standard is not expected to have a material effect on the Company’s operating results or financial condition.

In September 2011, the FASB amended existing guidance related to goodwill impairment testing.  The amendment permits an assessment of qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing these events and circumstances, it is concluded that it is not more likely than not that the fair value of a reporting unit is less that its carrying amount, then performing the two-step impairment test is unnecessary.  The amendments in this guidance are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of this guidance did not have a material effect on the Company’s operating results or financial condition.

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. The amendments in this guidance are effective as of the beginning of a fiscal reporting year and interim periods within that year that begins after December 15, 2011. The adoption of this amendment changed the presentation of the components of comprehensive income for the Company as part of the consolidated statement of stockholders’ equity.

In May 2011, the FASB issued an amendment to achieve common fair value measurements and disclosure requirements between U.S. and International accounting principles.  Overall, the guidance is consistent with existing U.S accounting principles; however, there are some amendments that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this guidance are effective for interim and annual reporting periods beginning after December 15, 2011.  The effect of adopting this standard did not have a material effect on the Company’s operating results or financial condition.

In April 2011, the FASB amended existing guidance for assisting a creditor in determining whether a restructuring is a troubled debt restructuring.  The amendments clarify the guidance for a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties.  With regard to determining whether a concession has been granted, the ASU clarifies that creditors are precluded from using the effective interest method to determine whether a concession has been granted.   In absence of using the effective interest method, a creditor must now focus on other considerations such as the value of the underlying collateral, evaluation of other collateral or guarantees, the debtor’s ability to access other funds at market rates, interest rate increases and whether the restructuring results in a delay in payment that is insignificant. This guidance was effective for interim and annual reporting periods beginning after June 15, 2011, and was applied retrospectively to the beginning of the annual period of adoption.  For purpose of measuring impairment on newly identified troubled debt restructuring, the amendments were applied prospectively for the first interim or annual period beginning on or after June 15, 2011. The adoption of this guidance did not have a material effect on the Company’s operating results or financial condition.

Investment Securities and Mortgage-Backed Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities and Mortgage-Backed Securities
Schedule of the amortized cost and estimated fair values of the securities available-for-sale and securities held-to-maturity

	2012
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Available-for-sale
Investment Securities
Debt securities:
U. S. Agencies	$47,210,403	$150,734	$(77,220)	$47,283,917
Corporate	40,740,074	1,005,611	(1,601,152)	40,144,533
Agency asset backed securities	5,799,929	29,163	—	5,829,092
Trust preferred securities	5,583,365	1,568,106	(1,530,026)	5,621,445
State and municipals	39,924,420	2,796,651	—	42,721,071
Small Business Administration	13,302,540	463,418	(119)	13,765,839
	$152,560,731	$6,013,683	$(3,208,517)	$155,365,897

Residential Mortgage-Backed Securities
Fannie Mae	$20,697,976	$830,766	$(5,100)	$21,523,642
Freddie Mac	24,806,455	214,327	(26,821)	24,993,961
Government National Mortgage Assoc.	23,820,572	1,017,546	(18,788)	24,819,330
Collateralized Mortgage Obligations	1,574,116	92,315	—	1,666,431
	$70,899,119	$2,154,954	$(50,709)	$73,003,364

Total available-for-sale	$223,459,850	$8,168,637	$(3,259,226)	$228,369,261

	2012
	Amortized	Gross Unrecognized		Fair
	Cost	Gains	Losses	Value
Held-to-maturity
Investment Securities
Debt securities:
U. S. Agencies	$1,000,000	$38,765	$—	$1,038,765
State and municipals	9,779,376	938,501	—	10,717,877
Small Business Administration	394,073	2,747	—	396,820
	$11,173,449	$980,013	$—	$12,153,462

Residential Mortgage-Backed Securities
Fannie Mae	$9,723,174	$404,674	$—	$10,127,848
Freddie Mac	3,142,362	106,836	—	3,249,198
Government National Mortgage Assoc.	5,038,380	211,526	—	5,249,906
	$17,903,916	$723,036	$—	$18,626,952

Total held-to-maturity	$29,077,365	$1,703,049	$—	$30,780,414

	2011
	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value
Available-for-sale
Investment Securities
Debt securities:
U. S. Agencies	$30,422,316	$172,868	$(17,206)	$30,577,978
Corporate	33,306,190	395,037	(2,224,944)	31,476,283
Agency asset backed securities	1,918,794		(15,116)	1,903,678
Trust preferred securities	6,266,366	—	(2,651,506)	3,614,860
State and municipals	45,524,498	2,509,938	—	48,034,436
Small Business Administration	9,994,830	159,986	(4,224)	10,150,592
	$127,432,994	$3,237,829	$(4,912,996)	$125,757,827

Residential Mortgage-Backed Securities
Fannie Mae	$34,618,961	$818,913	$—	$35,437,874
Freddie Mac	7,160,805	222,023	—	7,382,828
Government National Mortgage Assoc.	22,124,507	893,393	—	23,017,900
Collateralized Mortgage Obligations	2,079,149	18,658	(89,070)	2,008,737
	$65,983,422	$1,952,987	$(89,070)	$67,847,339

Total available-for-sale	$193,416,416	$5,190,816	$(5,002,066)	$193,605,166

	2011
	Amortized	Gross Unrecognized		Fair
	Cost	Gains	Losses	Value
Held-to-maturity
Investment Securities
Debt securities:
U. S. Agencies	$13,626,745	$192,658	$—	$13,819,403
State and municipals	8,161,012	1,102,047	—	9,263,059
Small Business Administration	503,493	5,563	—	509,056
	$22,291,250	$1,300,268	$—	$23,591,518

Residential Mortgage-Backed Securities
Fannie Mae	$14,131,508	$450,044	$—	$14,581,552
Freddie Mac	4,630,790	111,961	—	4,742,751
Government National Mortgage Assoc.	6,145,362	203,020	—	6,348,382
	$24,907,660	$765,025	$—	$25,672,685

Total held-to-maturity	$47,198,910	$2,065,293	$—	$49,264,203

Schedule of amortized cost and fair value of investment securities portfolio by expected maturities

	Available-for-sale		Held-to-maturity
	December 31, 2012		December 31, 2012
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Within one year	$136,270	$138,138	$939,145	$944,484
After one year through five years	25,051,575	25,902,803	2,382,914	2,512,171
After five years through ten years	47,229,318	48,947,258	6,988,346	7,689,999
After ten years	80,143,568	80,377,698	863,044	1,006,808
Total	$152,560,731	$155,365,897	$11,173,449	$12,153,462

Schedule of sales of available-for-sale securities
	2012	2011	2010

Proceeds	$38,519,694	$52,262,277	$45,899,020
Gross Gains	$830,618	$782,710	$1,549,848
Gross Losses	$34,337	$356,980	$27,588

Schedule of securities with unrealized losses

	Less than 12 Months		More than 12 Months		Total
December 31, 2012	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Available-for-Sale
U. S. Agencies	$17,430,998	$(77,220)	$—	$—	$17,430,998	$(77,220)
Corporate	10,922,340	(136,641)	9,526,184	(1,464,511)	20,448,524	(1,601,152)
Trust preferred securities	—	—	1,174,155	(1,530,026)	1,174,155	(1,530,026)
Small Business Administration	—	—	942,463	(119)	942,463	(119)
Fannie Mae	3,543,032	(5,100)	—	—	3,543,032	(5,100)
Freddie Mac	5,909,171	(26,821)	—	—	5,909,171	(26,821)
Government National Mortgage Assoc	2,702,342	(18,788)	—	—	2,702,342	(18,788)

Total available-for-sale	$40,507,883	$(264,570)	$11,642,802	$(2,994,656)	$52,150,685	$(3,259,226)

	Less than 12 Months		More than 12 Months		Total
December 31, 2011	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Available-for-Sale
U. S. Agencies	$3,981,580	$(17,206)	$—	$—	$3,981,580	$(17,206)
Corporate	14,643,990	(587,374)	6,352,685	(1,637,570)	20,996,675	(2,224,944)
Agency asset backed securities	1,903,678	(15,116)	—	—	1,903,678	(15,116)
Trust preferred securities	—	—	3,614,860	(2,651,506)	3,614,860	(2,651,506)
Small Business Administration	1,046,665	(4,204)	5,104	(20)	1,051,769	(4,224)
Collateralized Mortgage Obligations	—	—	723,689	(89,070)	723,689	(89,070)

Total available-for-sale	$21,575,913	$(623,900)	$10,696,338	$(4,378,166)	$32,272,251	$(5,002,066)

Schedule of detailed information related to the trust preferred securities

The following table provides detailed information related to the trust preferred securities held as of December 31, 2012:

									Expected
							Number of	Actual	Additional	Excess
							Banks and	Deferrals and	Deferrals and	Subordination
							Insurance	Defaults	Defaults	Defaults
				Unrealized			Companies	as % of	as % of	as % of
		Book	Fair	Gain	Realized	Lowest	Currently	Original	Performing	Performing
Description	Class	Value (2)	Value	(Loss)	Loss (2) (3)	Rating (1)	Performing	Collateral	Collateral	Collateral

Preferred Term Ltd	Mezz	$609,698	$991,219	$381,521	$337,591	C	12	39.00%	6.64%	-21.41%
Preferred Term Ltd	Mezz	1,235,248	1,903,141	667,893	683,159	C	12	39.00%	6.64%	-21.41%
Preferred Term Ltd	Mezz	823,499	1,268,760	445,261	455,440	C	12	39.00%	6.64%	-21.41%
Preferred Term X	B-3	755,634	520,044	(235,590)	1,163,085	C	34	35.70%	15.22%	-34.67%
Preferred Term XV	B-2	634,119	262,506	(371,613)	365,881	C	50	32.20%	10.79%	-42.51%
Preferred Term XV	B-3	640,993	269,017	(371,976)	359,007	C	50	32.20%	10.79%	-42.51%
Preferred Term XXVI	C-1	673,435	122,588	(550,847)	311,757	C	47	29.10%	21.14%	-20.06%
Preferred Term XXVI	D-1	—	—	—	496,788	C	47	29.10%	21.14%	-30.81%
MMCF IX	B-2	210,739	284,170	73,431	710,345	CC	17	41.06%	8.13%	-52.97%

		$5,583,365	$5,621,445	$38,080	$4,883,053

(1)  The table above presents ratings information as of December 31, 2012.  The securities had “investment grade” ratings by Moody’s (Baa2 or better) at the time of purchase, but have since been downgraded by the ratings agencies

(2)  Book value has been reduced by realized losses to reflect a new amortized cost basis.

(3)  Represents life to date cumulative loss recognized in the income statement.

Schedule of assumptions used in the models

Significant inputs at December 31, 2012

Annual prepayment	1% annually
Projected severity of loss on current defaults	100%
Projected severity of loss on current deferrals	0% - 80%
Projected severity of loss on specific deferrals	0% - 80%
Projected additional defaults:	0.375% applied annually
Projected severity of loss on additional defaults	50 - 65%
Present value discount rates for OTTI	3.34% - 9.91%
Present value discount rates for fair value	12% - 15%

Schedule of roll-forward of credit losses recognized in earnings

	2012	2011	2010
Beginning Balance	$6,107,221	$5,739,797	$3,316,686
Additions for credit losses on securities for which no previous other-than-temporary impairment was recognized	—	75,334	311,757
Increases to credit losses on securities for which other-than-temporary impairment was previously recognized	—	292,090	2,111,354
Reductions for previous credit losses realized on securities sold during the year	—	—	—
Reductions for previous credit losses related to securities the Company now intends to sell or will be more likely than not required to sell	—	—	—
Reductions for previous credit losses due to an increase in cash flows expected to be collected	(228,555)	—	—
Ending Balance	$5,878,666	$6,107,221	$5,739,797

Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable
Schedule of components of loans receivable
	2012	2011

Residential mortgages	$104,236,713	$88,534,353
Home equity loans	47,083,312	44,979,503
Consumer loans	29,678,184	34,340,467
Commercial real estate	84,106,515	82,269,122
Commercial loans	47,463,912	37,695,416
	312,568,636	287,818,861
Deferred fees	880,958	996,203
Allowance for loan losses	(2,775,857)	(2,899,525)
Net loans	$310,673,737	$285,915,539

Schedule of activity in the allowance for loan losses by portfolio segment

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2012	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525
Loans charged off	(35,521)	(653,938)	(206,620)	(29,608)	(8,000)	(933,687)
Recoveries	787	1,985	63,821	1,217	2,209	70,019
Provision for loan losses	333,346	198,854	48,310	45,492	113,998	740,000
Balance at end of year	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2011	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449
Loans charged off	(2,273,355)	(79,701)	(249,428)	(13,020)	(26,501)	(2,642,005)
Recoveries	55,628	5,134	150,513	3,738	68	215,081
Provision for loan losses	84,895	808,598	87,699	9,170	59,638	1,050,000
Balance at end of year	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525

	Commercial	Commercial	Consumer	Home	Residential
December 31, 2010	Loans	Real Estate	Loans	Equity	Mortgages	Total

Balance at beginning of year	$1,259,155	$635,184	$430,560	$190,991	$384,697	$2,900,587
Loans charged off	(57,307)	—	(249,310)	(143,020)	(159,064)	(608,701)
Recoveries	135,990	6,609	190,515	1,449	—	334,563
Provision for loan losses	1,329,989	(66,013)	(34,426)	215,205	205,245	1,650,000
Balance at end of year	$2,667,827	$575,780	$337,339	$264,625	$430,878	$4,276,449

Schedule of the balances in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method

		Commercial	Commercial	Consumer	Home	Residential
December 31, 2012	Total	Loans	Real Estate	Loans	Equity	Mortgages
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$236,682	$213,685	$22,997	$—	$—	$—
Collectively evaluated for impairment	2,539,175	619,922	833,715	231,634	281,614	572,290
Total ending allowance balance	$2,775,857	$833,607	$856,712	$231,634	$281,614	$572,290
Loans:
Individually evaluated for impairment	$1,085,318	$884,680	$200,638	$—	$—	$—
Collectively evaluated for impairment	311,483,318	46,579,232	83,905,877	29,678,184	47,083,312	104,236,713
Total ending loan balance	$312,568,636	$47,463,912	$84,106,515	$29,678,184	$47,083,312	$104,236,713

		Commercial	Commercial	Consumer	Home	Residential
December 31, 2011	Total	Loans	Real Estate	Loans	Equity	Mortgages
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$661,098	$—	$661,098	$—	$—	$—
Collectively evaluated for impairment	2,238,427	534,995	648,713	326,123	264,513	464,083
Total ending allowance balance	$2,899,525	$534,995	$1,309,811	$326,123	$264,513	$464,083
Loans:
Individually evaluated for impairment	$836,098	$—	$836,098	$—	$—	$—
Collectively evaluated for impairment	286,982,763	37,695,416	81,433,024	34,340,467	44,979,503	88,534,353
Total ending loan balance	$287,818,861	$37,695,416	$82,269,122	$34,340,467	$44,979,503	$88,534,353

Schedule of information related to loans individually evaluated for impairment by segment of loans

December 31, 2012
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	884,680	884,680	213,685	960,820	44,708
Commercial real estate	200,638	200,638	22,997	609,764	11,622
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$1,085,318	$1,085,318	$236,682	$1,570,584	$56,330

December 31, 2011
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	—	—	—	1,074,271	9
Commercial real estate	836,098	836,098	661,098	1,218,246	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$836,098	$836,098	$661,098	$2,292,517	$9

December 31, 2010
			Allowance		Cash Basis
	Unpaid		for	Average	Interest
	Principal	Recorded	Loan Losses	Recorded	Income
	Balance	Investment	Allocated	Investment	Recognized

With no related allowance recorded
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
With an allowance recorded:	—	—	—	—	—
Commercial loans	2,042,914	2,042,914	2,042,914	2,144,366	35
Commercial real estate	1,382,762	1,382,762	98,221	1,382,762	—
Consumer loans	—	—	—	—	—
Home equity	—	—	—	—	—
Residential mortgages	—	—	—	—	—
Total	$3,425,676	$3,425,676	$2,141,135	$3,527,128	$35

Schedule of recorded investment in nonaccrual and past due loans over 90 days still on accrual by class

	December 31, 2012		December 31, 2011
		Loans Past Due		Loans Past Due
		Over 90 days		Over 90 days
		Still		Still
	Nonaccrual	Accruing	Nonaccrual	Accruing

Commercial loans	$58,900	$—	$68,942	$—
Commercial real estate	—	238,265	836,098	—
Consumer loans	—	—	—	—
Home equity	150,000	—	150,000	—
Residential mortgages	279,349	—	381,647	—
Total	$488,249	$238,265	$1,436,687	$—

Schedule of aging of the recorded investment in past due loans by class of loans

		30 - 59	60 - 89	Greater than
		Days	Days	90 Days	Total	Loans Not
December 31, 2012	Total	Past Due	Past Due	Past Due	Past Due	Past Due

Commercial loans	$47,463,912	$—	$—	$—	$—	$47,463,912
Commercial real estate	84,106,515	—	—	238,265	238,265	83,868,250
Consumer loans	29,678,184	84,949	—	—	84,949	29,593,235
Home equity	47,083,312	23,217	—	150,000	173,217	46,910,095
Residential mortgages	104,236,713	181,333	56,000	279,349	516,682	103,720,031
Total	$312,568,636	$289,499	$56,000	$667,614	$1,013,113	$311,555,523

		30 - 59	60 - 89	Greater than
		Days	Days	90 Days	Total	Loans Not
December 31, 2011	Total	Past Due	Past Due	Past Due	Past Due	Past Due

Commercial loans	$37,695,416	$35,521	$—	$—	$35,521	$37,659,895
Commercial real estate	82,269,122	—	—	836,098	836,098	81,433,024
Consumer loans	34,340,467	108,739	—	—	108,739	34,231,728
Home equity	44,979,503	—	—	150,000	150,000	44,829,503
Residential mortgages	88,534,353	5,466	332,461	195,535	533,462	88,000,891
Total	$287,818,861	$149,726	$332,461	$1,181,633	$1,663,820	$286,155,041

Schedule of the risk category by class of loan
	Not		Special
December 31, 2012	Rated	Pass	Mention	Substandard	Doubtful

Commercial loans	$16,927,391	$29,751,826	$—	$699,572	$85,123
Commercial real estate	15,905,085	67,679,442	—	493,665	28,323
Total	$32,832,476	$97,431,268	$—	$1,193,237	$113,446

	Not		Special
December 31, 2011	Rated	Pass	Mention	Substandard	Doubtful

Commercial loans	$15,320,492	$22,088,715	$130,803	$58,276	$97,130
Commercial real estate	13,520,575	66,173,233	1,037,753	670,599	866,962
Total	$28,841,067	$88,261,948	$1,168,556	$728,875	$964,092

Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value
Schedule of assets measured at fair value on a recurring basis

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Common and preferred equities	$5,630,100	$3,172,100	$2,458,000	$—
Available for sale securities
U.S. Agencies	47,283,917	—	47,283,917	—
Corporate	40,144,533	—	40,144,533	—
Agency asset backed securities	5,829,092		5,829,092
Trust preferred securities	5,621,445	—	—	5,621,445
State and municipals	42,721,071	—	40,105,103	2,615,968
Small Business Administration	13,765,839	—	13,765,839	—
Residential mortgage-backed securities	71,336,933	—	71,336,933	—
Collateralized mortgage obligations	1,666,431	—	1,666,431	—
Total	$233,999,361	$3,172,100	$222,589,848	$8,237,413

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Common and preferred equities	$7,010,349	$3,004,597	$2,087,000	$1,918,752
Available for sale securities
U.S. Agencies	30,577,978	—	30,577,978	—
Corporate	31,476,283	—	31,476,283	—
Agency asset backed securities	1,903,678	—	1,903,678	—
Trust preferred securities	3,614,860	—	—	3,614,860
State and municipals	48,034,436	—	40,539,152	7,495,284
Small Business Administration	10,150,592	—	10,150,592	—
Residential mortgage-backed securities	65,838,602	—	65,838,602	—
Collateralized mortgage obligations	2,008,737	—	2,008,737	—
Total	$200,615,515	$3,004,597	$184,582,022	$13,028,896

Schedule of a reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Trading	Trust	Municipal
	Securities	Preferreds	Securities	Total

Beginning balance, January 1, 2012	$1,918,752	$3,614,860	$7,495,284	$13,028,896
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	—	228,555	—	228,555
Other changes in fair value	81,248	—	—	81,248
Net impairment losses recognized in earnings	—	—	—	—
Included in other comprehensive income	—	2,689,585	(50,757)	2,638,828
Interest payments applied to principal		(911,555)	—	(911,555)
Purchases, sales, issuances and settlement, net	(2,000,000)	—	(4,828,559)	(6,828,559)
Transfers in and/or out of Level 3	—	—	—	—
Ending balance, December 31, 2012	$—	$5,621,445	$2,615,968	$8,237,413

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Trading	Trust	Municipal
	Securities	Preferreds	Securities	Total

Beginning balance, January 1, 2011	$1,901,252	$3,402,901	$—	$5,304,153
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	(19,614)	—	—	(19,614)
Other changes in fair value	37,114	—	—	37,114
Net impairment losses recognized in earnings	—	(292,090)	—	(292,090)
Included in other comprehensive income	—	803,553	—	803,553
Interest payments applied to principal		(299,504)	—	(299,504)
Purchases, sales, issuances and settlement, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	7,495,284	7,495,284
Ending balance, December 31, 2011	$1,918,752	$3,614,860	$7,495,284	$13,028,896

Summary of assets measured at fair value on non-recurring basis

Fair Value Measurements
at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Impaired loans:
Commercial real estate	$175,000	$—	$—	$175,000

Other real estate owned
Commercial real estate	$122,550	$—	$—	$122,550

Schedule of the total amount of gains and losses from changes in fair value included in income before income taxes
	2012	2011	2010

Interest income	$—	$(19,614)	$(39,229)
Other changes in fair value	619,751	198,632	103,280
Total	$619,751	$179,018	$64,051

Schedule of carrying amounts and estimated fair values of financial instruments

		Fair Value Measurements at
	Carrying	December 31, 2012 Using
	Value	(Level 1)	(Level 2)	(Level 3)
	(Amounts in thousands)
Financial assets:
Cash and cash equivalents	$19,803	$19,803	$—	$—
Trading securities	5,630	3,172	2,458	—
Investment securities, available-for-sale	228,369	—	220,132	8,237
Investment securities, held-to-maturity	29,077	—	29,193	1,587
Loans held for sale	1,029	—	1,073	—
Loans receivable, net	310,674	—	—	321,207
Federal Home Loan Bank stock	1,936	N/A	N/A	N/A
Accrued interest receivable	2,065	—	1,077	988

Financial liabilities:
Deposits	$568,265	$428,436	$142,616	$—
Federal Home Loan Bank Advances	6,000	—	6,097	—
Accrued interest payable	31	4	27	—

	2011
	Carrying	Estimated
	Amount	Fair Value
	(Amounts in thousands)
Financial assets:
Cash and cash equivalents	$40,572	$40,572
Trading securities	7,010	7,010
Investment securities, available-for-sale	193,605	193,605
Investment securities, held-to-maturity	47,199	49,264
Loans held for sale	688	710
Loans receivable, net	285,916	297,488
Federal Home Loan Bank stock	2,102	N/A
Accrued interest receivable	2,227	2,227
Financial liabilities:
Deposits	$550,625	$553,670
Federal Home Loan Bank advances	11,000	11,260
Accrued interest payable	35	35

Secondary Mortgage Market Activities (Tables)	12 Months Ended
Dec. 31, 2012
Secondary Mortgage Market Activities
Schedule of principal balances of mortgage loans serviced for others
	2012	2011
Mortgage loan portfolios serviced for:
Freddie Mac	$97,808,232	$110,886,694
Federal Home Loan Bank	$22,811,156	$21,928,662

Schedule of activity for mortgage servicing rights and the related valuation allowance

	2012	2011	2010

Balance at beginning of year	$522,346	$535,205	$500,750
Additions	141,516	149,831	203,176
Disposals	—	—	—
Amortized to expense	(176,964)	(162,690)	(168,721)
Balance at end of year	$486,898	$522,346	$535,205
Valuation Allowance	$—	$—	$—

Schedule of estimated amortization expense of mortgage servicing rights
2013	141,817
2014	102,951
2015	74,244
2016	52,822
2017	37,773

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment
Schedule of premises and equipment
	2012	2011
Land	$3,511,497	$3,509,066
Buildings	23,870,070	23,787,412
Equipment and fixtures	10,238,276	9,658,096
Construction in progress	5,860	7,915
	37,625,703	36,962,489
Accumulated depreciation	(16,956,352)	(15,582,746)
Net book value	$20,669,351	$21,379,743

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Schedule of changes in the carrying amount of goodwill
	Banking	Insurance	Benefit Consulting
	Activities	Activities	Activities	Total
Balance as of January 1, 1010	$10,005,131	$10,268,266	$2,909,704	$23,183,101
Goodwill acquired	—	—	117,520	117,520
Balance as of December 31, 2010	10,005,131	10,268,266	3,027,224	23,300,621
Transfer of Goodwill	—	(1,133,075)	1,133,075	—
Goodwill acquired	—	586,445	95,388	681,833
Balance as of December 31, 2011	10,005,131	9,721,636	4,255,687	23,982,454
Goodwill acquired	—	1,480,221	—	1,480,221
Balance as of December 31, 2012	$10,005,131	$11,201,857	$4,255,687	$25,462,675

Schedule of other intangible assets

	As of December 31, 2012
	Gross
	Carrying	Accumulated
	Value	Amortization	Net
Core deposit intangible	$2,705,391	$(2,308,067)	$397,324
Customer relationship intangible	2,331,565	(1,174,509)	1,157,056
Total	$5,036,956	$(3,482,576)	$1,554,380

	As of December 31, 2011
	Gross
	Carrying	Accumulated
	Value	Amortization	Net
Core deposit intangible	$2,705,391	$(2,060,448)	$644,943
Customer relationship intangible	1,402,534	(1,083,251)	319,283
Total	$4,107,925	$(3,143,699)	$964,226

Schedule of estimated amortization expense
2013	452,356
2014	293,997
2015	238,589
2016	185,779
2017	115,706

Due to Depositors (Tables)	12 Months Ended
Dec. 31, 2012
Due to Depositors
Schedule of amounts due to depositors

	2012	2011
Non-interest bearing demand	$75,809,939	$69,119,138
Savings	116,039,419	103,609,613
Money market and interest-bearing checking	235,278,101	236,523,193
Time deposits	139,828,818	140,328,624
Mortgage escrow funds	1,308,333	1,044,022
Total due to depositors	$568,264,610	$550,624,590

Schedule of contractual maturity of time deposits
	2012		2011
Maturity	Amount	Percent	Amount	Percent
One year or less	$94,391,579	67.5%	$99,609,377	71.0%
One to two years	18,576,084	13.3	15,525,191	11.1
Two to three years	9,155,966	6.6	10,425,319	7.4
Three to four years	9,247,660	6.6	6,227,121	4.4
Four to five years	8,457,529	6.0	8,536,161	6.1
Over five years	—	0.0	5,455	0.0
	$139,828,818	100.0%	$140,328,624	100.0%

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings
Schedule of outstanding borrowings
	2012	2011
Short-term borrowings:
Federal Home Loan Bank advances	$5,000,000	$5,000,000
Long-term borrowings:
Federal Home Loan Bank advances	1,000,000	6,000,000
	$6,000,000	$11,000,000

Schedule of borrowings with maturity dates
	Interest
	Rate
2013	5.00%	5,000,000
2014	5.33%	1,000,000
		$6,000,000

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of provision for income taxes
	2012	2011	2010
Current:
Federal	$1,487,108	$1,281,207	$2,073,533
State	210,840	218,358	334,875
Deferred:
Federal	345,392	384,793	(1,206,333)
State	51,660	68,642	(287,875)
	$2,095,000	$1,953,000	$914,200

Schedule of reconciliation of the federal statutory rate to the effective income tax rate
	2012	2011	2010
Federal statutory income tax rate	34%	34%	34%
State tax, net of federal benefit	2%	2%	1%
Tax exempt investment income	(7)%	(8)%	(10)%
Earnings from bank owned life insurance	(2)%	(3)%	(4)%
Other	0%	0%	(1)%
Effective tax rate expense	27%	25%	20%

Schedule of components of deferred income taxes included in other assets in the statements of condition

	2012	2011
	Asset (Liability)
Allowance for loan losses	$1,063,000	$1,111,000
Deferred compensation	237,000	238,000
Investment security charges/adjustments	5,239,000	5,241,000
Pension benefits	447,000	626,000
Other	23,000	89,000
subtotal deferred tax assets	7,009,000	7,305,000
Depreciation	(754,000)	(565,000)
Mortgage related fees	(362,000)	(369,000)
Intangible amortization	(983,000)	(493,000)
Purchase accounting adjustments	(63,000)	(158,000)
Prepaid expenses	(192,000)	(79,000)
Unrealized gains on securities available for sale	(1,964,000)	(75,000)
Other	(1,000)	(98,000)
subtotal deferred tax liability	(4,319,000)	(1,837,000)
Total deferred income tax asset, net	$2,690,000	$5,468,000

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Benefit Plans
Schedule of changes in obligations and funded status of the defined benefit pension plan

	Oneida Savings Bank		State Bank of Chittenango
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$4,382,788	$4,371,899	$2,599,361	$2,395,770
Service cost	—	—	26,335	26,261
Interest cost	168,082	211,449	105,807	123,774
Actuarial gain	28,529	34,698	113,464	270,854
Benefits paid	(231,294)	(235,258)	(220,169)	(217,298)
Benefit obligation at end of year	$4,348,105	$4,382,788	$2,624,798	$2,599,361

Change in plan assets, at fair value:
Beginning plan assets	$3,544,708	$3,574,529	$1,947,056	$2,135,136
Actual return	442,024	5,437	200,156	2,425
Benefits paid	(231,294)	(235,258)	(213,620)	(212,405)
Employer contributions	200,000	200,000	43,127	21,900
Ending plan assets	$3,955,438	$3,544,708	$1,976,719	$1,947,056

Funded status at year end (plan assets less benefit obligation)	$(392,667)	$(838,080)	$(648,079)	$(652,305)

Schedule of amounts recognized in accumulated other comprehensive income

	Oneida Savings Bank		State Bank of Chittenango
	2012	2011	2012	2011
Net actuarial loss (gain)	$2,168,332	$2,457,886	$1,223,420	$1,267,925
Prior service cost (credit)	—	—	—	—
	$2,168,332	$2,457,886	$1,223,420	$1,267,925

Schedule of components of net periodic pension cost and other amounts recognized in other comprehensive income

	Oneida Savings Bank			State Bank of Chittenango
	2012	2011	2010	2012	2011	2010
Service cost benefits earned during the period	$—	$—	$—	$26,335	$26,261	$21,899
Interest cost on projected benefit obligation	168,082	211,449	211,573	105,807	123,774	131,694
Expected return on plan assets	(264,680)	(266,768)	(243,442)	(127,794)	(141,928)	(155,498)
Net amortization and deferral	140,739	122,317	126,009	79,058	48,854	42,783
Net periodic pension cost	44,141	66,998	94,140	83,406	56,961	40,878
Net (gain) loss	(148,815)	296,029	(26,003)	34,553	405,464	99,947
Prior service cost (credit)	—	—	—	—	—	—
Amortization of gain (loss)	(140,739)	(122,317)	(126,009)	(79,058)	(48,854)	(42,783)
Total recognized in other comprehensive income	(289,554)	173,712	(152,012)	(44,505)	356,610	57,164
Total recognized in net periodic benefit (cost) and other comprehensive income	$(245,413)	$240,710	$(57,872)	$38,901	$413,571	$98,042

Schedule of weighted average assumptions used to determine benefit obligation and net cost

	Oneida Savings Bank			State Bank of Chittenango
Assumptions	2012	2011	2010	2012	2011	2010

Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	3.97%	4.98%	5.05%	3.84%	4.27%	5.38%

Weighted-average assumptions used to determine net cost
Discount rate	4.98%	5.05%	3.97%	4.27%	5.38%	5.89%
Expected return on plan assets	7.50%	7.50%	7.50%	7.00%	7.00%	7.50%

Schedule of benefit payments expected to be paid

	Oneida	State Bank
Fiscal year ending December 31:	Savings Bank	Of Chittenango
2013	350,000	195,157
2014	368,000	189,195
2015	386,000	183,012
2016	405,000	176,758
2017	425,000	170,597
Years 2018 - 2022	2,468,000	769,995

Schedule of shares held by the ESOP
	2012	2011
Allocated to participants	400,193	366,202
Unearned	44,965	78,956
Total ESOP shares	445,158	445,158
Fair value of unearned shares	$478,877	$750,082

Oneida Savings Bank pension plan
Benefit Plans
Schedule of pension plan asset allocation, target allocation and expected long-term rate of return by asset category

		Percentage of		Weighted-
	Target	Plan Assets		Average Expected
	Allocation	at December 31		Long Term Rate
Asset Category	2013	2012	2011	of Return
Equity Securities	60%	54%	57%	10%
Debt Securities	40%	41%	29%	2%
Other	0%	5%	14%
Total	100%	100%	100%	7%

Schedule of fair value of the plan assets by asset category

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash	$167,097	$167,097	$—	$—
Equities
Common stock	2,110,589	2,110,589	—	—
Real estate investment trust	49,321	49,321	—	—
Fixed income securities
Government issues (US Treasuries)	470,345	—	470,345	—
FHLMC	111,142	—	111,142	—
FNMA	240,165	—	240,165	—
Exchange traded funds	806,779	806,779	—	—
Total	$3,955,438	$3,133,786	$821,652	$—

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash	$415,378	$415,378	$—	$—
Equities
Common stock	2,030,556	2,030,556	—	—
Real estate investment trust	45,086	45,086
Fixed income securities			—
Government issues (US Treasuries)	102,464	—	102,464	—
FHLMC	86,244	—	86,244	—
FNMA	104,438	—	104,438	—
Exchange traded funds	760,542	760,542
Total	$3,544,708	$3,251,562	$293,146	$—

State Bank of Chittenango pension plan
Benefit Plans
Schedule of pension plan asset allocation, target allocation and expected long-term rate of return by asset category

		Percentage of		Weighted-
	Target	Plan Assets		Average Expected
	Allocation	at December 31,		Long Term Rate
Asset Category	2013	2012	2011	of Return
Cash equivalents	0 - 20%	13%	11%	0.4%
Equity securities	40 - 60%	45%	48%	4.0%
Fixed income securities	40 - 60%	42%	41%	1.9%
Other financial instruments	0 - 5%	0%	0%	0%
Total		100%	100%	6.3%

Schedule of fair value of the plan assets by asset category

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$2,057	$2,057	$—	$—
Government issues	10,728	—	10,728	—
Short term investment funds	242,302	—	242,302	—
Equities
Common stock	870,508	870,508	—	—
Depository receipts	19,468	19,468	—	—
Preferred stock	3,860	3,860	—	—
Real estate investment trust	3,867	3,867	—	—
Fixed income securities
Auto loan receivables	10,712	—	10,712	—
Collateralized mortgage obligations	214,202	—	214,202	—
Corporate bonds	186,628	—	186,628	—
Federal Home Loan Mortgage Corp.	24,526	—	24,526	—
Federal National Mortgage Assoc.	98,083	—	98,083	—
Government National Mortgage Assoc. I	1,044	—	1,044	—
Government National Mortgage Assoc. II	4,548	—	4,548	—
Government Issues	281,564	—	281,564	—
Municipals	2,150	—	2,150	—
Other asset backed	472	—	472	—
Total	$1,976,719	$899,760	$1,076,959	$—

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$3,366	$3,366	$—	$—
Short term investment funds	203,281	—	203,281	—
Equities
Common stock	910,462	910,462	—	—
Depository receipts	19,598	19,598	—	—
Preferred stock	2,871	2,871	—	—
Real estate investment trust	—	—	—	—
Fixed income securities
Auto loan receivable	235	—	235	—
Collateralized mortgage obligations	190,276	—	190,276	—
Corporate bonds	173,009	—	173,009	—
Federal Home Loan Mortgage Corp.	33,560	—	33,560	—
Federal National Mortgage Assoc.	103,672		103,672
Government National Mortgage Assoc. I	1,400	—	1,400	—
Government National Mortgage Assoc. II	7,263	—	7,263	—
Government issues	293,573	—	293,573	—
Municipals	2,280	—	2,280	—
Other asset backed	2,210	—	2,210	—
Total	$1,947,056	$936,297	$1,010,759	$—

Stock Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation Plans
Schedule of weighted-average assumptions used to determine fair value of options granted
	2012	2011	2010

Risk-free interest rate	0.60%	N/A	0.50%
Expected stock price volatility	21.98%	N/A	66.32%
Expected dividend rate	4.66%	N/A	3.00%
Expected life	5.00	N/A	0.17

Summary of activity for the stock option awards

	Options		Weighted
	Outstanding	Average	Remaining	Aggregate
	and	Exercise	Contractual	Intrinsic
	Exercisable	Price	Term	Value
Outstanding at January 1, 2012	—	—	—	$—
Granted	197,500	$10.300	9.563	69,125
Exercised	—	—	—	—
Forfeited or expired	—	—	—	—
Outstanding at December 31, 2012	197,500	$10.300	9.563	$69,125

Fully vested and expected to exercise	197,500	—	—	$152,346
Exercisable at end of year	—	—	—	—

Schedule of information related to the stock option plans

	2012	2011	2010
Intrinsic value of options exercised	$—	N/A	$163,977
Cash received from option exercises	—	N/A	34,835
Shares received from option exercises	—	N/A	12,396
Tax benefit realized from option exercises	—	N/A	25,644
Weighted average fair value of options granted	0.989	N/A	1.057

Nonvested RRP shares
Stock Based Compensation Plans
Summary of changes in nonvested shares
		Weighted Average
		Grant-Date
Nonvested Shares	Shares	Fair Value
Nonvested at January 1, 2012	—	$—
Granted	130,000	10.30
Vested	—	—
Forfeited	—	—
Nonvested at December 31, 2012	130,000	$10.30

Nonvested performance award
Stock Based Compensation Plans
Summary of changes in nonvested shares
		Weighted Average
		Grant-Date
Nonvested Shares	Shares	Fair Value
Nonvested at January 1, 2012	—	$—
Granted	85,000	10.30
Vested	—	—
Forfeited	—	—
Nonvested at December 31, 2012	85,000	$10.30

Non-Interest Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Non-Interest Income and Expenses
Schedule of non-interest income and non-interest expenses

	2012	2011	2010
Non-interest income:
Service charges on deposit accounts	$2,589,333	$2,586,518	$2,635,334
Commissions and fees on sales of non-banking products	21,505,620	19,422,025	17,498,748
Cash surrender value increase	542,087	646,675	601,684
Gain on sale of loans	703,486	487,628	651,656
Other	1,272,530	1,511,483	1,500,888
Total non-interest income	$26,613,056	$24,654,329	$22,888,310

Non-interest expenses:
Salaries and employee benefits	$24,029,868	$23,065,164	$21,445,701
Building occupancy and equipment	4,674,793	4,838,369	4,996,850
FDIC and N.Y.S. assessment	419,624	609,682	860,121
Advertising	665,033	619,999	529,901
Postage and telephone	719,440	694,607	672,276
Director compensation	268,851	275,854	297,021
Professional fees	537,526	425,456	294,875
Consultant Fees	1,627,623	1,258,856	1,031,920
Travel and meetings	898,926	951,118	814,600
Insurance	486,498	374,539	321,423
Dues and subscriptions	249,051	212,434	207,287
Service fees	1,012,850	923,804	795,712
ORE expenses	135,378	129,672	57,476
Contributions	137,114	130,794	109,341
Sales tax	1,802	6,921	4,602
Other	930,899	838,792	755,942
Intangible amortization	338,877	390,706	411,990
Total non-interest expenses	$37,134,153	$35,746,767	$33,607,038

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments
Schedule of contractual amounts of financial instruments with off-balance-sheet risk

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$4,046,134	$774,000	$18,054,533	$2,896,500
Unused lines of credit	1,254,057	58,555,975	2,789,175	48,102,533
Standby letters of credit	5,342,944	—	274,039	—

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters
Schedule of Bank's actual and required capital amounts and ratios
					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Capital
(to Risk Weighted Assets)	$63,590,679	15.16%	$33,552,340	8%	$41,940,426	10%
Tier I Capital
(to Risk Weighted Assets)	$60,814,822	14.50%	$16,776,170	4%	$25,164,255	6%
Tier I Capital
(to Average Assets)	$60,814,822	9.33%	$26,064,343	4%	$32,580,429	5%

As of December 31, 2011:
Total Capital
(to Risk Weighted Assets)	$64,045,250	15.62%	$32,798,038	8%	$40,997,548	10%
Tier I Capital
(to Risk Weighted Assets)	$61,145,725	14.91%	$16,399,019	4%	$24,598,529	6%
Tier I Capital
(to Average Assets)	$61,145,725	9.62%	$25,432,984	4%	$31,791,230	5%

Schedule of reconciliation of Bank capital to regulatory capital

	December 31,
	2012	2011
GAAP equity	$87,726,780	$83,061,936
Accumulated other comprehensive income	(910,594)	2,122,238
Goodwill, net of applicable deferred taxes	(24,734,104)	(23,271,490)
Intangible assets, net of applicable deferred taxes	(1,218,570)	(714,724)
Disallowed portion of mortgage servicing rights	(48,690)	(52,235)
Tier 1 Capital	$60,814,822	$61,145,725

General regulatory allowance for loan losses	2,775,857	2,899,525
Total Capital	$63,590,679	$64,045,250

Parent Company Statements (Tables) (Oneida Financial Corp.)	12 Months Ended
Dec. 31, 2012
Oneida Financial Corp.
Condensed financial information
Schedule of condensed balance sheets

Condensed Balance Sheets

	December 31,
	2012	2011
Assets:
Cash	$5,507,954	$5,112,909
Investments in and advances to subsidiary	87,726,780	83,061,936
ESOP loan receivable	356,893	610,078
Other assets	514,383	346,190
Total assets	$94,106,010	$89,131,113

Liabilities and shareholders’ equity:
Other liabilities	$1,066,009	$1,169,925
Shareholders’ equity	93,040,001	87,961,188
Total liabilities and shareholders’ equity	$94,106,010	$89,131,113

Schedule of condensed statements of income

Condensed Statements of Income

	Years Ended December 31,
	2012	2011	2010
Revenue:
Dividends from subsidiary	$5,000,000	$—	$—
Interest on investments and deposits	20,300	71,743	41,288
Total revenue	5,020,300	71,743	41,288

Expenses:
Compensations and benefits	198,095	420,000	53,084
Other expenses	230,393	186,171	168,150
Total expenses	428,488	606,171	221,234
Income (loss) before taxes and equity in undistributed net income of subsidiary	4,591,812	(534,428)	(179,946)

Benefit for income taxes	(157,000)	(207,000)	(82,000)
Income (loss) before equity in undistributed net income of subsidiary	4,748,812	(327,428)	(97,946)
Equity in undistributed net income:
Subsidiary bank	1,011,606	6,056,709	3,858,634

Net income attributable to Oneida Financial Corp.	$5,760,418	$5,729,281	$3,760,688

Schedule of condensed statements of cash flow

Condensed Statements of Cash Flow

	Years Ended December 31,
	2012	2011	2010
Operating activities:
Net income attributable to Oneida Financial Corp.	$5,760,418	$5,729,281	$3,760,688
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned	350,113	343,042	302,739
Other assets/liabilities, net	(285,192)	219,791	(177,651)
Equity in undistributed net income of subsidiary bank	(1,011,606)	(6,056,709)	(3,858,634)
Net cash provided by operating activities	4,813,733	235,405	27,142

Investing activities:
Purchase of securities available for sale	—	—	(2,000,000)
Maturities and calls of securities available for sale	—	2,000,000	—
Investment in subsidiary bank	(350,113)	2,157,458	(13,539,841)
Decrease (increase) in ESOP loan	253,185	319,780	(929,858)
Change in due from related parties	—	(22,883)	(794,257)
Net cash (used in) provided by investing activities	(96,928)	4,454,355	(17,263,956)

Financing activities:
Dividends paid	(3,282,056)	(3,365,128)	(2,108,687)
Increase in noncontrolling interest	—	—	500
Redemption of noncontrolling interest	—	(2,500,500)	—
Repurchase of common shares	(1,039,703)	(2,267,285)	—
Exercise of stock options (using treasury stock)	—	—	170,035
Purchase of treasury stock	—	—	(155,877)
Net proceeds of stock offering and conversion	—	—	27,737,108
Net cash (used in) provided by financing activities	(4,321,759)	(8,132,913)	25,643,079
Net increase (decrease) in cash and cash equivalents	395,046	(3,443,153)	8,406,265
Cash and cash equivalents at beginning of year	5,112,909	8,556,062	149,797
Cash and cash equivalents at end of year	$5,507,955	$5,112,909	$8,556,062

Supplemental disclosures of cash flow information:
Non-cash financing activities:
Dividends declared and unpaid	$842,952	$829,868	$859,774

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share
Schedule of earnings per common share

	2012	2011	2010
Net income attributable to Oneida Financial Corp.	$5,760,418	$5,729,281	$3,760,688
Net earnings allocated to participating securities	(51,048)	—	(9,395)
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,751,293
Basic
Distributed earnings allocated to common stock	$3,264,243	$3,335,221	$2,951,267
Undistributed earnings allocated to common stock	2,445,127	2,394,060	800,026
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,751,293
Weighted average common shares outstanding including shares considered participating securities	6,912,886	7,114,496	7,160,214
Less: Average unallocated ESOP shares	(70,166)	(110,793)	(75,083)
Less: Average participating securities	(55,099)	—	(14,973)
Weighted average shares	6,787,621	7,003,703	7,070,158
Basic earnings per share	$0.84	$0.82	$0.53
Diluted
Net earnings allocated to common stock	$5,709,370	$5,729,281	$3,749,496
Weighted average common shares outstanding for basic	6,787,621	7,003,703	7,070,158
Dilutive effect of stock options and nonparticipating securities	5,681	—	1,860
Weighted average shares	6,793,302	7,003,703	7,072,018
Diluted earnings per share	$0.84	$0.82	$0.53

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Summary of the change in accumulated other comprehensive income balances, net of tax

	Balance	Current	Balance
	at	Period	at
	12/31/2011	Change	12/31/2012

Unrealized gains on securities available for sale	$113,248	$2,832,397	$2,945,645
Unrealized loss on pension benefits	(2,235,486)	200,435	(2,035,051)

Total	$(2,122,238)	$3,032,832	$910,594

Summary of the accumulated other comprehensive income balances included in stockholders' equity
	Gross		Balance at
	Balance at	Tax	12/31/2012
	12/31/2012	Effect	net of tax

Unrealized gains on securities available for sale	$4,909,411	$(1,963,766)	$2,945,645
Unrealized loss on pension benefits	(3,391,752)	1,356,701	(2,035,051)

Total	$1,517,659	$(607,065)	$910,594

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Schedule of information about the entity's segments

	2012
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$19,592,463	$—	$—	$—	$19,592,463
Provision for loan losses	740,000	—	—	—	740,000
Net interest income after provision for loan losses	18,852,463	—	—	—	18,852,463

Investment gains, net	1,416,032	—	—	—	1,416,032
Impairment of other asset	(1,886,080)	—	—	—	(1,886,080)
Non-interest income	5,107,436	12,000,802	7,635,322	1,869,496	26,613,056
Non-interest expenses	17,721,107	9,921,563	5,903,445	1,787,835	35,333,950
Depreciation and amortization	1,549,317	163,263	85,126	2,497	1,800,203

Income before taxes	4,219,427	1,915,976	1,646,751	79,164	7,861,318

Income tax expense	597,400	795,500	667,000	35,100	2,095,000

Net income	3,622,027	1,120,476	979,751	44,064	5,766,318

Less: net income attributable to noncontrolling interest	5,900	—	—	—	5,900

Net income attributable to Oneida Financial Corp.	$3,616,127	$1,120,476	$979,751	$44,064	$5,760,418

Total Assets	$656,728,776	$24,455,573	$8,079,227	$517,574	$689,781,150

	2011
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$19,759,719	$—	$—	$—	$19,759,719
Provision for loan losses	1,050,000	—	—	—	1,050,000
Net interest income after provision for loan losses	18,709,719	—	—	—	18,709,719

Investment gains, net	256,938	—	—	—	256,938
Non-interest income	5,232,304	11,603,209	6,482,456	1,336,360	24,654,329
Non-interest expenses	17,128,181	10,075,521	5,382,755	1,377,451	33,963,908
Depreciation and amortization	1,511,682	171,507	98,424	1,246	1,782,859

Income (loss) before taxes	5,559,098	1,356,181	1,001,277	(42,337)	7,874,219

Income tax expense (benefit)	964,600	586,000	413,000	(10,600)	1,953,000

Net income (loss)	4,594,498	770,181	588,277	(31,737)	5,921,219

Less: net income attributable to noncontrolling interest	191,838	—	—	—	191,838

Net income (loss) attributable to Oneida Financial Corp.	$4,402,660	$770,181	$588,277	$(31,737)	$5,729,381

Total Assets	$641,445,777	$22,835,569	$7,399,574	$306,400	$671,987,320

	2010
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$18,098,625	$—	$—	$—	$18,098,625
Provision for loan losses	1,650,000	—	—	—	1,650,000
Net interest income after provision for loan losses	16,448,625	—	—	—	16,448,625

Investment (losses), net	(797,571)	—	—	—	(797,571)
Non-interest income	5,389,562	10,515,421	5,936,999	1,046,328	22,888,310
Non-interest expenses	16,380,671	9,428,009	4,729,998	1,086,395	31,625,073
Depreciation and amortization	1,685,384	169,131	125,486	1,964	1,981,965

Income (loss) before taxes	2,974,561	918,281	1,081,515	(42,031)	4,932,326

Income tax expense (benefit)	78,800	404,000	447,000	(15,600)	914,200

Net income (loss)	2,895,761	514,281	634,515	(26,431)	4,018,126

Less: net income attributable to noncontrolling interest	257,438	—	—	—	257,438

Net income (loss) attributable to Oneida Financial Corp.	$2,638,323	$514,281	$634,515	$(26,431)	$3,760,688

Total Assets	$643,116,251	$20,184,212	$5,509,696	$150,903	$668,961,062

Schedule of reconciliation of the Company's reported segment assets to consolidated assets
Assets	2012	2011

Total assets for reportable segments	$689,781,150	$671,987,320
Elimination of intercompany cash balances	(8,389,712)	(8,274,741)

Consolidated total	$681,391,438	$663,712,579

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited)
Schedule of quarterly financial data (unaudited)
	Interest	Net Interest	Net
	Income	Income	Income	Basic	Diluted
	(Dollars in thousands)
2012

First Quarter	$5,691	$4,865	$2,002	$0.29	$0.29
Second Quarter	5,740	4,920	1,899	0.28	0.28
Third Quarter	5,674	4,889	65	0.01	0.01
Fourth Quarter	5,661	4,919	1,795	0.26	0.26

2011

First Quarter	$5,999	$4,839	$1,413	$0.20	$0.20
Second Quarter	6,034	5,013	1,696	0.24	0.24
Third Quarter	5,985	5,039	956	0.14	0.14
Fourth Quarter	5,764	4,868	1,664	0.24	0.24

Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 07, 2010	Dec. 31, 2012 item	Dec. 31, 2010	Dec. 31, 2011
Nature of Operations
Ownership interest in Oneida Savings Bank held by the entity (as a percent)	100.00%
Ownership interest in the entity held by public stockholders (as a percent)	100.00%
Number of shares of common stock sold in subscription and community offerings	3,937,500
Par value of common stock (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Number of shares of common stock sold to the Oneida Savings Bank employee stock ownership plan	157,500
Sale price of common stock (in dollars per share)	$ 8
Gross proceeds of common stock offering	$ 31,500,000
Conversion related expenses	2,500,000
Net proceeds of common stock offering	$ 29,000,000		$ 27,737,108
Exchange ratio of shares of common stock owned by public stockholders for shares of the entity's common stock	0.9136
Number of banking subsidiaries owned by bank		2
Number of insurance and financial services subsidiaries owned by bank		1
Number of central New York offices of Bailey & Haskell Associates, Inc.		6

Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Delinquency period for interest income on loans to be discontinued	90 days
Period of non-payment for loans to be placed on non-accrual status	90 days
Allowance for Loan Losses
Number of years during which historical loss component of allowance is determined	3 years
Mortgage Servicing Rights
Servicing fees	$ 316,815	$ 431,033	$ 511,678
Home equity loans
Allowance for Loan Losses
Loan to value ratio for underwriting loans secured by borrower's primary residence	90.00%

Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2012
Buildings and related components | Minimum
Premises and Equipment
Useful lives	5 years
Buildings and related components | Maximum
Premises and Equipment
Useful lives	39 years
Furniture, fixtures and equipment | Minimum
Premises and Equipment
Useful lives	3 years
Furniture, fixtures and equipment | Maximum
Premises and Equipment
Useful lives	10 years

Summary of Significant Accounting Policies (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Jul. 07, 2010
Trust Department Assets
Number of trust/fiduciary accounts	477	518
Total assets of trust/fiduciary accounts	$ 112.9	$ 110.8
Equity
Par value of common stock (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Authorized shares of common stock	30,000,000	30,000,000
Authorized shares of serial preferred stock	10,000,000	10,000,000
Earnings per Share
Number of non-vested stock awards participating securities outstanding (in shares)	130,000
Number of non-vested stock awards outstanding (in shares)	215,000
Segments
Number of lines of business	4
Core deposit intangible | Minimum
Other intangible assets
Amortization period	10 years
Core deposit intangible | Maximum
Other intangible assets
Amortization period	12 years
Customer relationship intangible | Minimum
Other intangible assets
Amortization period	5 years
Customer relationship intangible | Maximum
Other intangible assets
Amortization period	11 years

Investment Securities and Mortgage-Backed Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale
Amortized Cost	$ 223,459,850	$ 193,416,416
Gross Unrealized Gains	8,168,637	5,190,816
Gross Unrealized Losses	(3,259,226)	(5,002,066)
Fair Value	228,369,261	193,605,166
Held-to-maturity
Amortized Cost	29,077,365	47,198,910
Gross Unrecognized Gains	1,703,049	2,065,293
Fair Value	30,780,414	49,264,203
Debt Securities Other Than Residential Mortgage-Backed Securities
Available-for-sale
Amortized Cost	152,560,731	127,432,994
Gross Unrealized Gains	6,013,683	3,237,829
Gross Unrealized Losses	(3,208,517)	(4,912,996)
Fair Value	155,365,897	125,757,827
Held-to-maturity
Amortized Cost	11,173,449	22,291,250
Gross Unrecognized Gains	980,013	1,300,268
Fair Value	12,153,462	23,591,518
U. S. Agency
Available-for-sale
Amortized Cost	47,210,403	30,422,316
Gross Unrealized Gains	150,734	172,868
Gross Unrealized Losses	(77,220)	(17,206)
Fair Value	47,283,917	30,577,978
Held-to-maturity
Amortized Cost	1,000,000	13,626,745
Gross Unrecognized Gains	38,765	192,658
Fair Value	1,038,765	13,819,403
Corporate
Available-for-sale
Amortized Cost	40,740,074	33,306,190
Gross Unrealized Gains	1,005,611	395,037
Gross Unrealized Losses	(1,601,152)	(2,224,944)
Fair Value	40,144,533	31,476,283
Agency asset backed securities
Available-for-sale
Amortized Cost	5,799,929	1,918,794
Gross Unrealized Gains	29,163
Gross Unrealized Losses		(15,116)
Fair Value	5,829,092	1,903,678
Trust preferred securities
Available-for-sale
Amortized Cost	5,583,365	6,266,366
Gross Unrealized Gains	1,568,106
Gross Unrealized Losses	(1,530,026)	(2,651,506)
Fair Value	5,621,445	3,614,860
State and municipal
Available-for-sale
Amortized Cost	39,924,420	45,524,498
Gross Unrealized Gains	2,796,651	2,509,938
Fair Value	42,721,071	48,034,436
Held-to-maturity
Amortized Cost	9,779,376	8,161,012
Gross Unrecognized Gains	938,501	1,102,047
Fair Value	10,717,877	9,263,059
Small business administration
Available-for-sale
Amortized Cost	13,302,540	9,994,830
Gross Unrealized Gains	463,418	159,986
Gross Unrealized Losses	(119)	(4,224)
Fair Value	13,765,839	10,150,592
Held-to-maturity
Amortized Cost	394,073	503,493
Gross Unrecognized Gains	2,747	5,563
Fair Value	396,820	509,056
Residential Mortgage-Backed Securities
Available-for-sale
Amortized Cost	70,899,119	65,983,422
Gross Unrealized Gains	2,154,954	1,952,987
Gross Unrealized Losses	(50,709)	(89,070)
Fair Value	73,003,364	67,847,339
Held-to-maturity
Amortized Cost	17,903,916	24,907,660
Gross Unrecognized Gains	723,036	765,025
Fair Value	18,626,952	25,672,685
Fannie Mae
Available-for-sale
Amortized Cost	20,697,976	34,618,961
Gross Unrealized Gains	830,766	818,913
Gross Unrealized Losses	(5,100)
Fair Value	21,523,642	35,437,874
Held-to-maturity
Amortized Cost	9,723,174	14,131,508
Gross Unrecognized Gains	404,674	450,044
Fair Value	10,127,848	14,581,552
Freddie Mac
Available-for-sale
Amortized Cost	24,806,455	7,160,805
Gross Unrealized Gains	214,327	222,023
Gross Unrealized Losses	(26,821)
Fair Value	24,993,961	7,382,828
Held-to-maturity
Amortized Cost	3,142,362	4,630,790
Gross Unrecognized Gains	106,836	111,961
Fair Value	3,249,198	4,742,751
Government National Mortgage Assoc.
Available-for-sale
Amortized Cost	23,820,572	22,124,507
Gross Unrealized Gains	1,017,546	893,393
Gross Unrealized Losses	(18,788)
Fair Value	24,819,330	23,017,900
Held-to-maturity
Amortized Cost	5,038,380	6,145,362
Gross Unrecognized Gains	211,526	203,020
Fair Value	5,249,906	6,348,382
Collateralized Mortgage Obligations
Available-for-sale
Amortized Cost	1,574,116	2,079,149
Gross Unrealized Gains	92,315	18,658
Gross Unrealized Losses		(89,070)
Fair Value	$ 1,666,431	$ 2,008,737

Investment Securities and Mortgage-Backed Securities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Available For Sale securities
Fair Value	$ 228,369,261	$ 193,605,166
Sales of available for sale securities
Proceeds	38,519,694	52,262,277	45,899,020
Gross Gains	830,618	782,710	1,549,848
Gross Losses	34,337	356,980	27,588
Tax provision related to net realized gains and losses	308,081	164,715	588,962
Carrying value of investment securities pledged to collateralize borrowing arrangements, secure public deposits and for other purposes required or permitted by law	120,860,037	146,721,272
Debt Securities Other Than Residential Mortgage-Backed Securities
Amortized cost of Available For Sale securities
Within one year	136,270
After one year through five years	25,051,575
After five years through ten years	47,229,318
After ten years	80,143,568
Total	152,560,731
Fair Value of Available For Sale securities
Within one year	138,138
After one year through five years	25,902,803
After five years through ten years	48,947,258
After ten years	80,377,698
Fair Value	155,365,897	125,757,827
Amortized cost of Held to Maturity securities
Within one year	939,145
After one year through five years	2,382,914
After five years through ten years	6,988,346
After ten years	863,044
Total	11,173,449
Fair Value of Held to Maturity securities
Within one year	944,484
After one year through five years	2,512,171
After five years through ten years	7,689,999
After ten years	1,006,808
Total	$ 12,153,462

Investment Securities and Mortgage-Backed Securities (Details 3) (Stockholder's equity, Investment holding concentration risk, Other than U.S. Government and its Sponsored Entities)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Stockholder's equity | Investment holding concentration risk | Other than U.S. Government and its Sponsored Entities
Securities
Number of issuers where the reporting entity's invested holdings exceeded 10% of stockholder's equity	0	0
Threshold for disclosure	10.00%	10.00%

Investment Securities and Mortgage-Backed Securities (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	$ 40,507,883	$ 21,575,913
Less than 12 Months, Unrealized Loss	(264,570)	(623,900)
More than 12 Months, Fair Value	11,642,802	10,696,338
More than 12 Months, Unrealized Loss	(2,994,656)	(4,378,166)
Total Fair Value	52,150,685	32,272,251
Total Unrealized Loss	(3,259,226)	(5,002,066)
Investment securities and mortgage-backed securities
Number of securities in the portfolio	339
Number of securities in unrealized loss position	45
U. S. Agency
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	17,430,998	3,981,580
Less than 12 Months, Unrealized Loss	(77,220)	(17,206)
Total Fair Value	17,430,998	3,981,580
Total Unrealized Loss	(77,220)	(17,206)
Corporate
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	10,922,340	14,643,990
Less than 12 Months, Unrealized Loss	(136,641)	(587,374)
More than 12 Months, Fair Value	9,526,184	6,352,685
More than 12 Months, Unrealized Loss	(1,464,511)	(1,637,570)
Total Fair Value	20,448,524	20,996,675
Total Unrealized Loss	(1,601,152)	(2,224,944)
Investment securities and mortgage-backed securities
Number of securities in unrealized loss position	17
Number of individual securities in continuous unrealized loss position for 12 months or more	9
Finance sector corporate debt securities
Investment securities and mortgage-backed securities
Number of securities in unrealized loss position	8
Strats-Goldman Sachs Corporation obligation
Available for sale securities in a continuous unrealized loss position
More than 12 Months, Fair Value	2,500,000
Total Unrealized Loss	(1,165,695)	(1,190,000)
Investment securities and mortgage-backed securities
Variable Rate basis	6 month LIBOR
Current interest rate (as a percent)	1.51%
Agency asset backed securities
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value		1,903,678
Less than 12 Months, Unrealized Loss		(15,116)
Total Fair Value		1,903,678
Total Unrealized Loss		(15,116)
Trust preferred securities
Available for sale securities in a continuous unrealized loss position
More than 12 Months, Fair Value	1,174,155	3,614,860
More than 12 Months, Unrealized Loss	(1,530,026)	(2,651,506)
Total Fair Value	1,174,155	3,614,860
Total Unrealized Loss	(1,530,026)	(2,651,506)
Investment securities and mortgage-backed securities
Number of individual securities in continuous unrealized loss position for 12 months or more	5	9
Small business administration
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value		1,046,665
Less than 12 Months, Unrealized Loss		(4,204)
More than 12 Months, Fair Value	942,463	5,104
More than 12 Months, Unrealized Loss	(119)	(20)
Total Fair Value	942,463	1,051,769
Total Unrealized Loss	(119)	(4,224)
Fannie Mae
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	3,543,032
Less than 12 Months, Unrealized Loss	(5,100)
Total Fair Value	3,543,032
Total Unrealized Loss	(5,100)
Freddie Mac
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	5,909,171
Less than 12 Months, Unrealized Loss	(26,821)
Total Fair Value	5,909,171
Total Unrealized Loss	(26,821)
Government National Mortgage Assoc.
Available for sale securities in a continuous unrealized loss position
Less than 12 Months, Fair Value	2,702,342
Less than 12 Months, Unrealized Loss	(18,788)
Total Fair Value	2,702,342
Total Unrealized Loss	(18,788)
Collateralized Mortgage Obligations
Available for sale securities in a continuous unrealized loss position
More than 12 Months, Fair Value		723,689
More than 12 Months, Unrealized Loss		(89,070)
Total Fair Value		723,689
Total Unrealized Loss		$ (89,070)
U.S. Agency and Agency Mortgage-Backed Securities
Investment securities and mortgage-backed securities
Number of securities in unrealized loss position	23
Number of individual securities in continuous unrealized loss position for 12 months or more	2

Investment Securities and Mortgage-Backed Securities (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities and Mortgage-Backed Securities
Gross Unrealized Gains	$ 8,168,637	$ 5,190,816
More than 12 Months, Unrealized Loss	(2,994,656)	(4,378,166)
Book Value	223,459,850	193,416,416
Fair Value	228,369,261	193,605,166
Realized Loss	34,337	356,980	27,588
Trust preferred securities
Investment Securities and Mortgage-Backed Securities
Number of securities in unrealized loss position	5	9
Number of securities in unrealized gain position	4
Investment in securities in an unrealized gain position	4,400,000
Gross Unrealized Gains	1,568,106
Payments received on trust preferred securities	911,555	299,504
Interest income realized	228,555
More than 12 Months, Unrealized Loss	(1,530,026)	(2,651,506)
Securities in continuous loss position having variable rates of interest on nonaccrual status	1,200,000
Book Value	5,583,365	6,266,366
Fair Value	5,621,445	3,614,860
Unrealized Gain (Loss)	38,080
Realized Loss	4,883,053
Trust preferred securities | Variable rate interest securities
Investment Securities and Mortgage-Backed Securities
Number of securities in unrealized loss position on nonaccrual status		6
Securities in continuous loss position having variable rates of interest on nonaccrual status	1,200,000	2,700,000
Trust preferred securities | Fixed rate interest securities
Investment Securities and Mortgage-Backed Securities
Number of securities in unrealized loss position on nonaccrual status		3
Number of securities in an unrealized loss position on accrual status	3
Preferred Term Ltd. one
Investment Securities and Mortgage-Backed Securities
Book Value	609,698
Fair Value	991,219
Unrealized Gain (Loss)	381,521
Realized Loss	337,591
Number of Banks and Insurance Companies Currently Performing	12
Actual Deferrals and Defaults as % of Original Collateral	39.00%
Expected Additional Deferrals and Defaults as % of Performing Collateral	6.64%
Excess Subordination Defaults as % of Performing Collateral	(21.41%)
Preferred Term Ltd. two
Investment Securities and Mortgage-Backed Securities
Book Value	1,235,248
Fair Value	1,903,141
Unrealized Gain (Loss)	667,893
Realized Loss	683,159
Number of Banks and Insurance Companies Currently Performing	12
Actual Deferrals and Defaults as % of Original Collateral	39.00%
Expected Additional Deferrals and Defaults as % of Performing Collateral	6.64%
Excess Subordination Defaults as % of Performing Collateral	(21.41%)
Preferred Term Ltd. three
Investment Securities and Mortgage-Backed Securities
Book Value	823,499
Fair Value	1,268,760
Unrealized Gain (Loss)	445,261
Realized Loss	455,440
Number of Banks and Insurance Companies Currently Performing	12
Actual Deferrals and Defaults as % of Original Collateral	39.00%
Expected Additional Deferrals and Defaults as % of Performing Collateral	6.64%
Excess Subordination Defaults as % of Performing Collateral	(21.41%)
Preferred Term X
Investment Securities and Mortgage-Backed Securities
Book Value	755,634
Fair Value	520,044
Unrealized Gain (Loss)	(235,590)
Realized Loss	1,163,085
Number of Banks and Insurance Companies Currently Performing	34
Actual Deferrals and Defaults as % of Original Collateral	35.70%
Expected Additional Deferrals and Defaults as % of Performing Collateral	15.22%
Excess Subordination Defaults as % of Performing Collateral	(34.67%)
Preferred Term XV with class B-2
Investment Securities and Mortgage-Backed Securities
Book Value	634,119
Fair Value	262,506
Unrealized Gain (Loss)	(371,613)
Realized Loss	365,881
Number of Banks and Insurance Companies Currently Performing	50
Actual Deferrals and Defaults as % of Original Collateral	32.20%
Expected Additional Deferrals and Defaults as % of Performing Collateral	10.79%
Excess Subordination Defaults as % of Performing Collateral	(42.51%)
Preferred Term XV with class B-3
Investment Securities and Mortgage-Backed Securities
Book Value	640,993
Fair Value	269,017
Unrealized Gain (Loss)	(371,976)
Realized Loss	359,007
Number of Banks and Insurance Companies Currently Performing	50
Actual Deferrals and Defaults as % of Original Collateral	32.20%
Expected Additional Deferrals and Defaults as % of Performing Collateral	10.79%
Excess Subordination Defaults as % of Performing Collateral	(42.51%)
Preferred Term XXVI with class C-1
Investment Securities and Mortgage-Backed Securities
Book Value	673,435
Fair Value	122,588
Unrealized Gain (Loss)	(550,847)
Realized Loss	311,757
Number of Banks and Insurance Companies Currently Performing	47
Actual Deferrals and Defaults as % of Original Collateral	29.10%
Expected Additional Deferrals and Defaults as % of Performing Collateral	21.14%
Excess Subordination Defaults as % of Performing Collateral	(20.06%)
Preferred Term XXVI with class D-1
Investment Securities and Mortgage-Backed Securities
Realized Loss	496,788
Number of Banks and Insurance Companies Currently Performing	47
Actual Deferrals and Defaults as % of Original Collateral	29.10%
Expected Additional Deferrals and Defaults as % of Performing Collateral	21.14%
Excess Subordination Defaults as % of Performing Collateral	(30.81%)
MMCF IX
Investment Securities and Mortgage-Backed Securities
Book Value	210,739
Fair Value	284,170
Unrealized Gain (Loss)	73,431
Realized Loss	$ 710,345
Number of Banks and Insurance Companies Currently Performing	17
Actual Deferrals and Defaults as % of Original Collateral	41.06%
Expected Additional Deferrals and Defaults as % of Performing Collateral	8.13%
Excess Subordination Defaults as % of Performing Collateral	(52.97%)

Investment Securities and Mortgage-Backed Securities (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities and Mortgage-Backed Securities
Unrealized loss on securities	$ 3,259,226	$ 5,002,066
Impairment recorded for available-for-sale securities		382,172	2,822,283
Unrealized Loss	(3,259,226)	(5,002,066)
Roll-forward of the credit losses recognized in earnings
Beginning Balance	6,107,221	5,739,797	3,316,686
Additions for credit losses on securities for which no previous other-than-temporary impairment was recognized		75,334	311,757
Increases to credit losses on securities for which other-than-temporary impairment was previously recognized		292,090	2,111,354
Reductions for previous credit losses due to an increase in cash flows expected to be collected	(228,555)
Ending Balance	5,878,666	6,107,221	5,739,797
Trust preferred securities
Investment Securities and Mortgage-Backed Securities
Unrealized loss on securities	1,530,026	2,651,506
Unrealized Loss	(1,530,026)	(2,651,506)
Non-agency collateralized mortgage obligations
Investment Securities and Mortgage-Backed Securities
Number of securities classified as available-for-sale	3
Number of securities considered to be impaired	2
Value of securities considered to be impaired	1,200,000
Unrealized loss on securities		89,070
Impairment recorded for available-for-sale securities		75,334
Unrealized Loss		$ (89,070)
Available-for-sale securities | Trust preferred securities
Investment Securities and Mortgage-Backed Securities
Annual prepayment (as a percent)	1.00%
Projected severity of loss on current defaults (as a percent)	100.00%
Projected additional defaults (as a percent)	0.38%
First year for prepayment of outstanding debt obligation	5 years
Frequency of prepayment after first prepayment	5 years
Number of securities classified as available-for-sale	8
Available-for-sale securities | Trust preferred securities | Minimum
Investment Securities and Mortgage-Backed Securities
Projected severity of loss on current deferrals (as a percent)	0.00%
Projected severity of loss on specific deferrals (as a percent)	0.00%
Projected severity of loss on additional defaults (as a percent)	50.00%
Present value discount rates for OTTI (as a percent)	3.34%
Present value discount rates for fair value (as a percent)	12.00%
Available-for-sale securities | Trust preferred securities | Maximum
Investment Securities and Mortgage-Backed Securities
Projected severity of loss on current deferrals (as a percent)	80.00%
Projected severity of loss on specific deferrals (as a percent)	80.00%
Projected severity of loss on additional defaults (as a percent)	65.00%
Present value discount rates for OTTI (as a percent)	9.91%
Present value discount rates for fair value (as a percent)	15.00%

Loans Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of loans receivable
Total loans	$ 312,568,636	$ 287,818,861
Deferred fees	880,958	996,203
Allowance for loan losses	(2,775,857)	(2,899,525)	(4,276,449)	(2,900,587)
Net loans receivable	310,673,737	285,915,539
Residential mortgages
Components of loans receivable
Total loans	104,236,713	88,534,353
Allowance for loan losses	(572,290)	(464,083)	(430,878)	(384,697)
Home equity loans
Components of loans receivable
Total loans	47,083,312	44,979,503
Allowance for loan losses	(281,614)	(264,513)	(264,625)	(190,991)
Consumer loans
Components of loans receivable
Total loans	29,678,184	34,340,467
Allowance for loan losses	(231,634)	(326,123)	(337,339)	(430,560)
Commercial real estate
Components of loans receivable
Total loans	84,106,515	82,269,122
Allowance for loan losses	(856,712)	(1,309,811)	(575,780)	(635,184)
Commercial loans
Components of loans receivable
Total loans	47,463,912	37,695,416
Allowance for loan losses	$ (833,607)	$ (534,995)	$ (2,667,827)	$ (1,259,155)

Loans Receivable (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable
Loans to officers and directors	$ 9,400,000	$ 9,200,000
New loans made to officers and directors	4,000,000	5,400,000
Net pay downs and repayments in aggregate on loans to officers and directors	3,800,000	5,100,000
Effect of changes in the composition of related parties	12,000	160,000
Amount of residential mortgages used to collateralize Federal Home Loan Bank advances	78,848,981	63,641,363
Analysis of the change in the allowance for loan losses
Balance at beginning of year	2,899,525	4,276,449	2,900,587
Loans charged off	(933,687)	(2,642,005)	(608,701)
Recoveries	70,019	215,081	334,563
Provision for loan losses	740,000	1,050,000	1,650,000
Balance at end of year	2,775,857	2,899,525	4,276,449
Commercial Loans
Analysis of the change in the allowance for loan losses
Balance at beginning of year	534,995	2,667,827	1,259,155
Loans charged off	(35,521)	(2,273,355)	(57,307)
Recoveries	787	55,628	135,990
Provision for loan losses	333,346	84,895	1,329,989
Balance at end of year	833,607	534,995	2,667,827
Commercial Real Estate
Analysis of the change in the allowance for loan losses
Balance at beginning of year	1,309,811	575,780	635,184
Loans charged off	(653,938)	(79,701)
Recoveries	1,985	5,134	6,609
Provision for loan losses	198,854	808,598	(66,013)
Balance at end of year	856,712	1,309,811	575,780
Consumer Loans
Analysis of the change in the allowance for loan losses
Balance at beginning of year	326,123	337,339	430,560
Loans charged off	(206,620)	(249,428)	(249,310)
Recoveries	63,821	150,513	190,515
Provision for loan losses	48,310	87,699	(34,426)
Balance at end of year	231,634	326,123	337,339
Home Equity
Analysis of the change in the allowance for loan losses
Balance at beginning of year	264,513	264,625	190,991
Loans charged off	(29,608)	(13,020)	(143,020)
Recoveries	1,217	3,738	1,449
Provision for loan losses	45,492	9,170	215,205
Balance at end of year	281,614	264,513	264,625
Residential Mortgages
Analysis of the change in the allowance for loan losses
Balance at beginning of year	464,083	430,878	384,697
Loans charged off	(8,000)	(26,501)	(159,064)
Recoveries	2,209	68
Provision for loan losses	113,998	59,638	205,245
Balance at end of year	$ 572,290	$ 464,083	$ 430,878

Loans Receivable (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 236,682	$ 661,098
Collectively evaluated for impairment	2,539,175	2,238,427
Total ending allowance balance	2,775,857	2,899,525	4,276,449	2,900,587
Loans:
Individually evaluated for impairment	1,085,318	836,098
Collectively evaluated for impairment	311,483,318	286,982,763
Total	312,568,636	287,818,861
Unpaid Principal Balance
Total	1,085,318	836,098	3,425,676
Recorded Investment
Total	1,085,318	836,098	3,425,676
Allowance for Loan Losses Allocated
With an allowance recorded	236,682	661,098	2,141,135
Average recorded investment
Total	1,570,584	2,292,517	3,527,128
Cash Basis Interest Income Recognized
Total	56,330	9	35
Commercial Loans
Ending allowance balance attributable to loans:
Individually evaluated for impairment	213,685
Collectively evaluated for impairment	619,922	534,995
Total ending allowance balance	833,607	534,995	2,667,827	1,259,155
Loans:
Individually evaluated for impairment	884,680
Collectively evaluated for impairment	46,579,232	37,695,416
Total	47,463,912	37,695,416
Unpaid Principal Balance
With an allowance recorded	884,680		2,042,914
Total	197,233
Recorded Investment
With an allowance recorded	884,680		2,042,914
Allowance for Loan Losses Allocated
With an allowance recorded	213,685		2,042,914
Average recorded investment
With an allowance recorded	960,820	1,074,271	2,144,366
Cash Basis Interest Income Recognized
With an allowance recorded	44,708	9	35
Commercial Real Estate
Ending allowance balance attributable to loans:
Individually evaluated for impairment	22,997	661,098
Collectively evaluated for impairment	833,715	648,713
Total ending allowance balance	856,712	1,309,811	575,780	635,184
Loans:
Individually evaluated for impairment	200,638	836,098
Collectively evaluated for impairment	83,905,877	81,433,024
Total	84,106,515	82,269,122
Unpaid Principal Balance
With an allowance recorded	200,638	836,098	1,382,762
Recorded Investment
With an allowance recorded	200,638	836,098	1,382,762
Allowance for Loan Losses Allocated
With an allowance recorded	22,997	661,098	98,211
Average recorded investment
With an allowance recorded	609,764	1,218,246	1,382,762
Cash Basis Interest Income Recognized
With an allowance recorded	11,622
Consumer Loans
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	231,634	326,123
Total ending allowance balance	231,634	326,123	337,339	430,560
Loans:
Collectively evaluated for impairment	29,678,184	34,340,467
Total	29,678,184	34,340,467
Home Equity
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	281,614	264,513
Total ending allowance balance	281,614	264,513	264,625	190,991
Loans:
Collectively evaluated for impairment	47,083,312	44,979,503
Total	47,083,312	44,979,503
Residential Mortgages
Ending allowance balance attributable to loans:
Collectively evaluated for impairment	572,290	464,083
Total ending allowance balance	572,290	464,083	430,878	384,697
Loans:
Collectively evaluated for impairment	104,236,713	88,534,353
Total	$ 104,236,713	$ 88,534,353

Loans Receivable (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual Loans
Nonaccrual	$ 488,249	$ 1,436,687
Loans Past Due Over 90 days Still Accruing	238,265
Aging of the recorded investment in past due loans
Total	312,568,636	287,818,861
30-59 Days Past Due	289,499	149,726
60-89 Days Past Due	56,000	332,461
Greater than 90 Days Past Due	667,614	1,181,633
Total Past Due	1,013,113	1,663,820
Loans Not Past Due	311,555,523	286,155,041
Commercial loans
Nonaccrual Loans
Nonaccrual	58,900	68,942
Aging of the recorded investment in past due loans
Total	47,463,912	37,695,416
30-59 Days Past Due		35,521
Total Past Due		35,521
Loans Not Past Due	47,463,912	37,659,895
Commercial real estate
Nonaccrual Loans
Nonaccrual		836,098
Loans Past Due Over 90 days Still Accruing	238,265
Aging of the recorded investment in past due loans
Total	84,106,515	82,269,122
Greater than 90 Days Past Due	238,265	836,098
Total Past Due	238,265	836,098
Loans Not Past Due	83,868,250	81,433,024
Consumer loans
Aging of the recorded investment in past due loans
Total	29,678,184	34,340,467
30-59 Days Past Due	84,949	108,739
Total Past Due	84,949	108,739
Loans Not Past Due	29,593,235	34,231,728
Home equity
Nonaccrual Loans
Nonaccrual	150,000	150,000
Aging of the recorded investment in past due loans
Total	47,083,312	44,979,503
30-59 Days Past Due	23,217
Greater than 90 Days Past Due	150,000	150,000
Total Past Due	173,217	150,000
Loans Not Past Due	46,910,095	44,829,503
Residential mortgages
Nonaccrual Loans
Nonaccrual	279,349	381,647
Aging of the recorded investment in past due loans
Total	104,236,713	88,534,353
30-59 Days Past Due	181,333	5,466
60-89 Days Past Due	56,000	332,461
Greater than 90 Days Past Due	279,349	195,535
Total Past Due	516,682	533,462
Loans Not Past Due	$ 103,720,031	$ 88,000,891

Loans Receivable (Details 5) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Commercial loans item	Dec. 31, 2012 Commercial loans item	Dec. 31, 2010 Commercial loans	Dec. 31, 2012 Commercial loans Non accrual item	Sep. 30, 2012 Commercial loans Non accrual	Dec. 31, 2012 Commercial loans Minimum	Dec. 31, 2012 Commercial loans Maximum	Dec. 31, 2012 First Commercial Loan item	Dec. 31, 2012 Second Commercial Loan item
Troubled Debt Restructurings
Amount of specific reserves allocated	$ 185,854
Recorded investment in troubled debt restructurings	662,167
Number of loans considered to be troubled debt restructurings					4
Extended maturity period of loans									10 years	20 years
Number of loans considered to be impaired				2	1						1	1
Principal balance of loans which was considered to be impaired	1,085,318	836,098	3,425,676		197,233						197,233	405,945
Specific allowance based on present value of estimated future cash flows	236,682	661,098	2,141,135		213,685	2,042,914	14,756	14,756			20,837	150,261
Number of loans considered nonaccrual							2
Principal balance of loans considered nonaccrual							$ 58,989

Loans Receivable (Details 6) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Not Rated	Dec. 31, 2011 Not Rated	Dec. 31, 2012 Pass	Dec. 31, 2011 Pass	Dec. 31, 2011 Special Mention	Dec. 31, 2012 Substandard	Dec. 31, 2011 Substandard	Dec. 31, 2012 Doubtful	Dec. 31, 2011 Doubtful	Dec. 31, 2012 Commercial loans	Dec. 31, 2011 Commercial loans	Dec. 31, 2012 Commercial loans Not Rated	Dec. 31, 2011 Commercial loans Not Rated	Dec. 31, 2012 Commercial loans Pass	Dec. 31, 2011 Commercial loans Pass	Dec. 31, 2011 Commercial loans Special Mention	Dec. 31, 2012 Commercial loans Substandard	Dec. 31, 2011 Commercial loans Substandard	Dec. 31, 2012 Commercial loans Doubtful	Dec. 31, 2011 Commercial loans Doubtful	Dec. 31, 2012 Commercial real estate	Dec. 31, 2011 Commercial real estate	Dec. 31, 2012 Commercial real estate Not Rated	Dec. 31, 2011 Commercial real estate Not Rated	Dec. 31, 2012 Commercial real estate Pass	Dec. 31, 2011 Commercial real estate Pass	Dec. 31, 2011 Commercial real estate Special Mention	Dec. 31, 2012 Commercial real estate Substandard	Dec. 31, 2011 Commercial real estate Substandard	Dec. 31, 2012 Commercial real estate Doubtful	Dec. 31, 2011 Commercial real estate Doubtful
Credit Quality Indicators
Amount considered as basis for analysis of credit quality			$ 250,000
Period considered for analysis of credit quality				12 months
Loans	$ 312,568,636	$ 287,818,861			$ 32,832,476	$ 28,841,067	$ 97,431,268	$ 88,261,948	$ 1,168,556	$ 1,193,237	$ 728,875	$ 113,446	$ 964,092	$ 47,463,912	$ 37,695,416	$ 16,927,391	$ 15,320,492	$ 29,751,826	$ 22,088,715	$ 130,803	$ 699,572	$ 58,276	$ 85,123	$ 97,130	$ 84,106,515	$ 82,269,122	$ 15,905,085	$ 13,520,575	$ 67,679,442	$ 66,173,233	$ 1,037,753	$ 493,665	$ 670,599	$ 28,323	$ 866,962

Fair Value (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Available-for-sale securities	$ 228,369,261	$ 193,605,166
Common and preferred equities
Fair Value
Amount of transfer from Level 2 to Level 1		3,004,597
U. S. Agencies
Fair Value
Available-for-sale securities	47,283,917	30,577,978
Corporate
Fair Value
Available-for-sale securities	40,144,533	31,476,283
Agency asset backed securities
Fair Value
Available-for-sale securities	5,829,092	1,903,678
Trust Preferreds
Fair Value
Available-for-sale securities	5,621,445	3,614,860
State and municipals
Fair Value
Available-for-sale securities	42,721,071	48,034,436
Amount of transfer from Level 2 to Level 3	7,500,000
Small Business Administration
Fair Value
Available-for-sale securities	13,765,839	10,150,592
Collateralized mortgage obligations
Fair Value
Available-for-sale securities	1,666,431	2,008,737
Recurring basis | Total
Fair Value
Assets	233,999,361	200,615,515
Recurring basis | Total | Common and preferred equities
Fair Value
Trading securities	5,630,100	7,010,349
Recurring basis | Total | U. S. Agencies
Fair Value
Available-for-sale securities	47,283,917	30,577,978
Recurring basis | Total | Corporate
Fair Value
Available-for-sale securities	40,144,533	31,476,283
Recurring basis | Total | Agency asset backed securities
Fair Value
Available-for-sale securities	5,829,092	1,903,678
Recurring basis | Total | Trust Preferreds
Fair Value
Available-for-sale securities	5,621,445	3,614,860
Recurring basis | Total | State and municipals
Fair Value
Available-for-sale securities	42,721,071	48,034,436
Recurring basis | Total | Small Business Administration
Fair Value
Available-for-sale securities	13,765,839	10,150,592
Recurring basis | Total | Residential mortgage-backed securities
Fair Value
Available-for-sale securities	71,336,933	65,838,602
Recurring basis | Total | Collateralized mortgage obligations
Fair Value
Available-for-sale securities	1,666,431	2,008,737
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value
Assets	3,172,100	3,004,597
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Common and preferred equities
Fair Value
Trading securities	3,172,100	3,004,597
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value
Assets	222,589,848	184,582,022
Recurring basis | Significant Other Observable Inputs (Level 2) | Common and preferred equities
Fair Value
Trading securities	2,458,000	2,087,000
Recurring basis | Significant Other Observable Inputs (Level 2) | U. S. Agencies
Fair Value
Available-for-sale securities	47,283,917	30,577,978
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate
Fair Value
Available-for-sale securities	40,144,533	31,476,283
Recurring basis | Significant Other Observable Inputs (Level 2) | Agency asset backed securities
Fair Value
Available-for-sale securities	5,829,092	1,903,678
Recurring basis | Significant Other Observable Inputs (Level 2) | State and municipals
Fair Value
Available-for-sale securities	40,105,103	40,539,152
Recurring basis | Significant Other Observable Inputs (Level 2) | Small Business Administration
Fair Value
Available-for-sale securities	13,765,839	10,150,592
Recurring basis | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Fair Value
Available-for-sale securities	71,336,933	65,838,602
Recurring basis | Significant Other Observable Inputs (Level 2) | Collateralized mortgage obligations
Fair Value
Available-for-sale securities	1,666,431	2,008,737
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value
Assets	8,237,413	13,028,896
Recurring basis | Significant Unobservable Inputs (Level 3) | Common and preferred equities
Fair Value
Trading securities		1,918,752
Recurring basis | Significant Unobservable Inputs (Level 3) | Trust Preferreds
Fair Value
Available-for-sale securities	5,621,445	3,614,860
Recurring basis | Significant Unobservable Inputs (Level 3) | State and municipals
Fair Value
Available-for-sale securities	$ 2,615,968	$ 7,495,284

Fair Value (Details 2) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Commercial real estate	Dec. 31, 2012 Commercial real estate	Dec. 31, 2010 Commercial real estate	Dec. 31, 2010 Commercial loans	Dec. 31, 2012 Commercial loans	Dec. 31, 2011 Total Commercial real estate	Dec. 31, 2011 Significant Unobservable Inputs (Level 3) Commercial real estate	Dec. 31, 2012 Interest income on securities	Dec. 31, 2011 Interest income on securities	Dec. 31, 2012 Other changes in fair value	Dec. 31, 2011 Other changes in fair value	Dec. 31, 2011 Net impairment losses recognized in earning	Dec. 31, 2012 Trading Securities	Dec. 31, 2010 Trading Securities	Dec. 31, 2011 Trading Securities Interest income on securities	Dec. 31, 2012 Trading Securities Other changes in fair value	Dec. 31, 2011 Trading Securities Other changes in fair value	Dec. 31, 2012 Trust Preferreds	Dec. 31, 2011 Trust Preferreds	Dec. 31, 2012 Trust Preferreds Interest income on securities	Dec. 31, 2011 Trust Preferreds Net impairment losses recognized in earning	Dec. 31, 2012 Municipal Securities	Dec. 31, 2011 Municipal Securities
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Beginning balance	$ 13,028,896	$ 5,304,153														$ 1,918,752	$ 1,901,252				$ 3,614,860	$ 3,402,901			$ 7,495,284
Total gains or losses (realized/unrealized) Included in earnings											228,555	(19,614)	81,248	37,114	(292,090)			(19,614)	81,248	37,114			228,555	(292,090)
Total gains or losses (realized/unrealized) Included in other comprehensive income	2,638,828	803,553																			2,689,585	803,553			(50,757)
Interest payments applied to principal	(911,555)	(299,504)																			(911,555)	(299,504)
Purchases, sales, issuances and settlement, net	(6,828,559)															(2,000,000)									(4,828,559)
Transfers in and/or out of Level 3		7,495,284																								7,495,284
Ending balance	8,237,413	13,028,896															1,901,252				5,621,445	3,614,860			2,615,968	7,495,284
Impaired loans									175,000	175,000
Other real estate owned, net									122,550	122,550
Other real estate owned
Outstanding balance		142,842
Valuation allowance		20,292
Principal balance of impaired loans				836,098	200,638	1,382,762	2,042,914	884,680
Valuation allowance on impaired loans	236,682	661,098	2,141,135	661,098	22,997	98,211	2,042,914	213,685
Additional provision for loan losses				$ 581,000			$ 1,600,000

Fair Value (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Option
Total Changes in Fair Values Included in Current Period income before taxes	$ 619,751	$ 179,018	$ 64,051
Other changes in fair value
Fair Value Option
Total Changes in Fair Values Included in Current Period income before taxes	619,751	198,632	103,280
Interest Income
Fair Value Option
Total Changes in Fair Values Included in Current Period income before taxes		$ (19,614)	$ (39,229)

Fair Value (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Investment securities, available-for-sale	$ 228,369,261	$ 193,605,166
Accrued interest receivable	2,064,557	2,226,551
Carrying Amount
Financial assets:
Cash and cash equivalents	19,803,000	40,572,000
Trading securities	5,630,000	7,010,000
Investment securities, available-for-sale	228,369,000	193,605,000
Investment securities, held-to-maturity	29,077,000	47,199,000
Loans held for sale	1,029,000	688,000
Loans receivable, net	310,674,000	285,916,000
Federal Home Loan Bank stock	1,936,000	2,102,000
Accrued interest receivable	2,065,000	2,227,000
Financial liabilities:
Deposits	568,265,000	550,625,000
Federal Home Loan Bank advances	6,000,000	11,000,000
Accrued interest payable	31,000	35,000
Estimated Fair Value
Financial assets:
Cash and cash equivalents		40,572,000
Trading securities		7,010,000
Investment securities, available-for-sale		193,605,000
Investment securities, held-to-maturity		49,264,000
Loans held for sale		710,000
Loans receivable, net		297,488,000
Accrued interest receivable		2,227,000
Financial liabilities:
Deposits		553,670,000
Federal Home Loan Bank advances		11,260,000
Accrued interest payable		35,000
Estimated Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	19,803,000
Trading securities	3,172,000
Financial liabilities:
Deposits	428,436,000
Accrued interest payable	4,000
Estimated Fair Value | Significant Other Observable Inputs (Level 2)
Financial assets:
Trading securities	2,458,000
Investment securities, available-for-sale	220,132,000
Investment securities, held-to-maturity	29,193,000
Loans held for sale	1,073,000
Accrued interest receivable	1,077,000
Financial liabilities:
Deposits	142,616,000
Federal Home Loan Bank advances	6,097,000
Accrued interest payable	27,000
Estimated Fair Value | Significant Unobservable Inputs (Level 3)
Financial assets:
Investment securities, available-for-sale	8,237,000
Investment securities, held-to-maturity	1,587,000
Loans receivable, net	321,207,000
Accrued interest receivable	$ 988,000

Secondary Mortgage Market Activities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Freddie Mac
Secondary Mortgage Market Activities
Principal balances of mortgage loans serviced for others, not included in the accompanying consolidated statements of condition	$ 97,808,232	$ 110,886,694
Federal Home Loan Bank
Secondary Mortgage Market Activities
Principal balances of mortgage loans serviced for others, not included in the accompanying consolidated statements of condition	$ 22,811,156	$ 21,928,662

Secondary Mortgage Market Activities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Secondary Mortgage Market Activities
Custodial escrow balances maintained in connection with serviced loans	$ 1,669,000	$ 1,649,000
Activity for mortgage servicing rights and the related valuation allowance
Balance at beginning of year	522,346	535,205	500,750
Additions	141,516	149,831	203,176
Amortized to expense	(176,964)	(162,690)	(168,721)
Balance at end of year	486,898	522,346	535,205
Fair value of mortgage servicing rights	498,000	740,000
Mortgages servicing rights multiple	0.41%	0.56%
Weighted average amortization period	8 years
Estimated amortization expense of mortgage servicing rights
2013	141,817
2014	102,951
2015	74,244
2016	52,822
2017	$ 37,773

Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment
Gross book value	$ 37,625,703	$ 36,962,489
Accumulated depreciation	(16,956,352)	(15,582,746)
Net book value	20,669,351	21,379,743
Depreciation expense	1,461,326	1,392,153	1,569,975
Land
Premises and Equipment
Gross book value	3,511,497	3,509,066
Buildings
Premises and Equipment
Gross book value	23,870,070	23,787,412
Equipment and fixtures
Premises and Equipment
Gross book value	10,238,276	9,658,096
Construction in progress
Premises and Equipment
Gross book value	$ 5,860	$ 7,915

Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Banking Activities	Dec. 31, 2011 Banking Activities	Dec. 31, 2010 Banking Activities	Dec. 31, 2009 Banking Activities	Dec. 31, 2012 Insurance Activities	Dec. 31, 2011 Insurance Activities	Dec. 31, 2009 Insurance Activities	Dec. 31, 2011 Consulting Activities	Dec. 31, 2010 Consulting Activities	Dec. 31, 2012 Consulting Activities
Changes in the carrying amount of goodwill
Balance as of the beginning period	$ 23,982,454	$ 23,300,621	$ 23,183,101	$ 10,005,131	$ 10,005,131	$ 10,005,131	$ 10,005,131	$ 9,721,636	$ 10,268,266	$ 10,268,266	$ 3,027,224	$ 2,909,704	$ 4,255,687
Transfer of Goodwill									(1,133,075)		1,133,075
Goodwill acquired	1,480,221	681,833	117,520					1,480,221	586,445		95,388	117,520
Balance as of the end period	$ 25,462,675	$ 23,982,454	$ 23,300,621	$ 10,005,131	$ 10,005,131	$ 10,005,131	$ 10,005,131	$ 11,201,857	$ 9,721,636	$ 10,268,266	$ 4,255,687	$ 3,027,224	$ 4,255,687

Goodwill and Other Intangible Assets (Details 2) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Benefit Consulting Group LLC	Dec. 31, 2010 Benefit Consulting Group LLC	Dec. 31, 2006 Benefit Consulting Group LLC	Dec. 31, 2011 David Holmes Agency, Inc.	Dec. 31, 2012 David Holmes Agency, Inc. 3.00% note payable	Dec. 31, 2011 David Holmes Agency, Inc. 3.00% note payable	Dec. 31, 2012 Schenectady Insuring Agency, Inc.
Acquisitions
Goodwill						$ 2,500,000	$ 586,445			$ 1,480,221
Intangible assets						1,100,000	136,991			929,031
Period over which contingent purchase payments may be made					5 years
Goodwill acquired	1,480,221	681,833	117,520	95,388	117,520
Goodwill transferred between the insurance activities and the benefit consulting activities				1,100,000
Cash paid for acquisition							361,718			795,149
Note payable for fixed assets and other intangible assets acquired									361,718	1,000,000
Period for payment of note payable									24 months	24 months
Interest rate of note payable (as a percent)									3.00%	3.00%
Acquire capital stock (as a percent)										100.00%
Principal payments on the note								198,619	163,099
Interest payments on the note								$ 3,493	$ 7,919
Other disclosures
Number of reporting units	4

Goodwill and Other Intangible Assets (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets
Gross Carrying Value	$ 5,036,956	$ 4,107,925
Accumulated Amortization	(3,482,576)	(3,143,699)
Net	1,554,380	964,226
Aggregate amortization expense	338,877	390,706	411,990
Estimated amortization expense
2013	452,356
2014	293,997
2015	238,589
2016	185,779
2017	115,706
Core deposit intangible
Other intangible assets
Gross Carrying Value	2,705,391	2,705,391
Accumulated Amortization	(2,308,067)	(2,060,448)
Net	397,324	644,943
Customer relationship intangible
Other intangible assets
Gross Carrying Value	2,331,565	1,402,534
Accumulated Amortization	(1,174,509)	(1,083,251)
Net	$ 1,157,056	$ 319,283

Impairment of Other Asset (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	105 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Impairment of Other Asset
Impairment charge	$ 1.9
Commission revenue		$ 3.9

Due to Depositors (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Amounts due to depositors
Non-interest bearing demand	$ 75,809,939	$ 69,119,138
Savings	116,039,419	103,609,613
Money market and interest-bearing checking	235,278,101	236,523,193
Time deposits	139,828,818	140,328,624
Mortgage escrow funds	1,308,333	1,044,022
Total due to depositors	568,264,610	550,624,590
Time deposits with balances in excess of $100,000	52,473,111	50,725,385
Amount
One year or less	94,391,579	99,609,377
One to two years	18,576,084	15,525,191
Two to three years	9,155,966	10,425,319
Three to four years	9,247,660	6,227,121
Four to five years	8,457,529	8,536,161
Over five years		5,455
Total time deposits	$ 139,828,818	$ 140,328,624
Percent
One year or less (as a percent)	67.50%	71.00%
One to two years (as a percent)	13.30%	11.10%
Two to three years (as a percent)	6.60%	7.40%
Three to four years (as a percent)	6.60%	4.40%
Four to five years (as a percent)	6.00%	6.10%
Over five years (as a percent)	0.00%	0.00%
Total time deposits (as a percent)	100.00%	100.00%

Borrowings (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term borrowings:
Federal Home Loan Bank advances	$ 5,000,000	$ 5,000,000
Long-term borrowings:
Federal Home Loan Bank advances	1,000,000	6,000,000
Borrowings	6,000,000	11,000,000
Interest Rate
2013 (as a percent)	5.00%
2014 (as a percent)	5.33%
Maturity amount of borrowings
2013	5,000,000
2014	1,000,000
Borrowings	$ 6,000,000	$ 11,000,000

Borrowings (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Borrowings
Carrying value of securities pledged to collateralize borrowings	$ 587,765	$ 734,000
Amount of residential mortgages pledged to collateralize borrowings	78,848,981	63,641,363
Overnight borrowing with the Federal Home Loan Bank
Borrowings
Available borrowing capacity	72,400,000	52,600,000
Unsecured line of credit with Key Bank
Borrowings
Available borrowing capacity	5,000,000	5,000,000
Outstanding borrowing amount	0	0
Unsecured line of credit with M&T Bank
Borrowings
Available borrowing capacity	5,000,000	5,000,000
Outstanding borrowing amount	0	0
Unsecured line of credit with Fifth Third Bank
Borrowings
Available borrowing capacity	10,000,000
Outstanding borrowing amount	$ 0

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 1,487,108	$ 1,281,207	$ 2,073,533
State	210,840	218,358	334,875
Deferred:
Federal	345,392	384,793	(1,206,333)
State	51,660	68,642	(287,875)
Provision for income taxes	2,095,000	1,953,000	914,200
Reconciliation of the federal statutory rate to the effective income tax rate
Federal statutory income tax rate (as a percent)	34.00%	34.00%	34.00%
State tax, net of federal benefit (as a percent)	2.00%	2.00%	1.00%
Tax exempt investment income (as a percent)	(7.00%)	(8.00%)	(10.00%)
Earnings from bank owned life insurance (as a percent)	(2.00%)	(3.00%)	(4.00%)
Other (as a percent)	0.00%	0.00%	(1.00%)
Effective tax rate expense (as a percent)	27.00%	25.00%	20.00%
Components of deferred income taxes included in other assets in the statements of condition
Allowance for loan losses	1,063,000	1,111,000
Deferred compensation	237,000	238,000
Investment security charges/adjustments	5,239,000	5,241,000
Pension benefits	447,000	626,000
Other	23,000	89,000
Subtotal deferred tax assets	7,009,000	7,305,000
Depreciation	(754,000)	(565,000)
Mortgage related fees	(362,000)	(369,000)
Intangible amortization	(983,000)	(493,000)
Purchase accounting adjustments	(63,000)	(158,000)
Prepaid expenses	(192,000)	(79,000)
Unrealized gains on securities available for sale	(1,964,000)	(75,000)
Other	(1,000)	(98,000)
Subtotal deferred tax liability	(4,319,000)	(1,837,000)
Total deferred income tax asset, net	$ 2,690,000	$ 5,468,000

Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oneida Savings Bank pension plan
Change in benefit obligation:
Benefit obligation at beginning of year	$ 4,382,788	$ 4,371,899
Interest cost	168,082	211,449	211,573
Actuarial gain (loss)	28,529	34,698
Benefits paid	(231,294)	(235,258)
Benefit obligation at end of year	4,348,105	4,382,788	4,371,899
Change in plan assets, at fair value:
Beginning plan assets	3,544,708	3,574,529
Actual return	442,024	5,437
Benefits paid	(231,294)	(235,258)
Employer contributions	200,000	200,000
Ending plan assets	3,955,438	3,544,708	3,574,529
Funded status
Funded status at year end (plan assets less benefit obligation)	(392,667)	(838,080)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	2,168,332	2,457,886
Amounts recognized in accumulated other comprehensive income	2,168,332	2,457,886
Accumulated benefit obligation
Accumulated benefit obligation	4,348,105	4,382,788
State Bank of Chittenango pension plan
Change in benefit obligation:
Benefit obligation at beginning of year	2,599,361	2,395,770
Service cost	26,335	26,261	21,899
Interest cost	105,807	123,774	131,694
Actuarial gain (loss)	113,464	270,854
Benefits paid	(220,169)	(217,298)
Benefit obligation at end of year	2,624,798	2,599,361	2,395,770
Change in plan assets, at fair value:
Beginning plan assets	1,947,056	2,135,136
Actual return	200,156	2,425
Benefits paid	(213,620)	(212,405)
Employer contributions	43,127	21,900
Ending plan assets	1,976,719	1,947,056	2,135,136
Funded status
Funded status at year end (plan assets less benefit obligation)	(648,079)	(652,305)
Amounts recognized in accumulated other comprehensive income
Net actuarial loss (gain)	1,223,420	1,267,925
Amounts recognized in accumulated other comprehensive income	1,223,420	1,267,925
Accumulated benefit obligation
Accumulated benefit obligation	$ 2,624,798	$ 2,599,361

Benefit Plans (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other amounts recognized in other comprehensive income
Net (gain) loss	$ (334,059)	$ 530,322	$ (94,848)
Amount that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	203,861
Oneida Savings Bank pension plan
Components of net periodic pension cost
Interest cost on projected benefit obligation	168,082	211,449	211,573
Expected return on plan assets	(264,680)	(266,768)	(243,442)
Net amortization and deferral	140,739	122,317	126,009
Net periodic pension cost	44,141	66,998	94,140
Other amounts recognized in other comprehensive income
Net (gain) loss	(148,815)	296,029	(26,003)
Amortization of (gain) loss	(140,739)	(122,317)	(126,009)
Total recognized in other comprehensive income	(289,554)	173,712	(152,012)
Total recognized in net periodic benefit (cost) and other comprehensive income	(245,413)	240,710	(57,872)
Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate (as a percent)	3.97%	4.98%	5.05%
Weighted-average assumptions used to determine net cost
Discount rate (as a percent)	4.98%	5.05%	3.97%
Expected return on plan assets (as a percent)	7.50%	7.50%	7.50%
State Bank of Chittenango pension plan
Components of net periodic pension cost
Service cost benefits earned during the period	26,335	26,261	21,899
Interest cost on projected benefit obligation	105,807	123,774	131,694
Expected return on plan assets	(127,794)	(141,928)	(155,498)
Net amortization and deferral	79,058	48,854	42,783
Net periodic pension cost	83,406	56,961	40,878
Other amounts recognized in other comprehensive income
Net (gain) loss	34,553	405,464	99,947
Amortization of (gain) loss	(79,058)	(48,854)	(42,783)
Total recognized in other comprehensive income	(44,505)	356,610	57,164
Total recognized in net periodic benefit (cost) and other comprehensive income	$ 38,901	$ 413,571	$ 98,042
Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate (as a percent)	3.84%	4.27%	5.38%
Weighted-average assumptions used to determine net cost
Discount rate (as a percent)	4.27%	5.38%	5.89%
Expected return on plan assets (as a percent)	7.00%	7.00%	7.50%

Benefit Plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Oneida Savings Bank pension plan
Benefit Plans
Percentage of investments to be achieved for long-term growth	65.00%
Percentage of investments to be achieved for near-term benefit payments	35.00%
Target Allocation (as a percent)	100.00%
Percentage of Plan Assets	100.00%	100.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	7.00%
Total	$ 3,955,438	$ 3,544,708	$ 3,574,529
Expected benefit payments
2013	350,000
2014	368,000
2015	386,000
2016	405,000
2017	425,000
Years 2018 - 2022	2,468,000
Oneida Savings Bank pension plan | Carrying Amount
Benefit Plans
Total	3,955,438	3,544,708
Oneida Savings Bank pension plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	3,133,786	3,251,562
Oneida Savings Bank pension plan | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	821,652	293,146
Oneida Savings Bank pension plan | Cash | Carrying Amount
Benefit Plans
Total	167,097	415,378
Oneida Savings Bank pension plan | Cash | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	167,097	415,378
Oneida Savings Bank pension plan | Common and preferred equities
Benefit Plans
Target Allocation (as a percent)	60.00%
Percentage of Plan Assets	54.00%	57.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	10.00%
Oneida Savings Bank pension plan | Common Stock | Carrying Amount
Benefit Plans
Total	2,110,589	2,030,556
Oneida Savings Bank pension plan | Common Stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	2,110,589	2,030,556
Oneida Savings Bank pension plan | Debt Securities
Benefit Plans
Target Allocation (as a percent)	40.00%
Percentage of Plan Assets	41.00%	29.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	2.00%
Oneida Savings Bank pension plan | FHLMC | Carrying Amount
Benefit Plans
Total	111,142	86,244
Oneida Savings Bank pension plan | FHLMC | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	111,142	86,244
Oneida Savings Bank pension plan | FNMA | Carrying Amount
Benefit Plans
Total	240,165	104,438
Oneida Savings Bank pension plan | FNMA | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	240,165	104,438
Oneida Savings Bank pension plan | Government issues (US Treasuries) | Carrying Amount
Benefit Plans
Total	470,345	102,464
Oneida Savings Bank pension plan | Government issues (US Treasuries) | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	470,345	102,464
Oneida Savings Bank pension plan | Other financial instruments
Benefit Plans
Target Allocation (as a percent)	0.00%
Percentage of Plan Assets	5.00%	14.00%
Oneida Savings Bank pension plan | Real estate investment trust | Carrying Amount
Benefit Plans
Total	49,321	45,086
Oneida Savings Bank pension plan | Real estate investment trust | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	49,321	45,086
Oneida Savings Bank pension plan | Exchange traded funds | Carrying Amount
Benefit Plans
Total	806,779	760,542
Oneida Savings Bank pension plan | Exchange traded funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	806,779	760,542
State Bank of Chittenango pension plan
Benefit Plans
Percentage of investments to be achieved for long-term growth	97.00%
Percentage of investments to be achieved for near-term benefit payments	3.00%
Percentage of Plan Assets	100.00%	100.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	6.30%
Total	1,976,719	1,947,056	2,135,136
Number of investment firm	2	2
Amount of system monies had not yet been allocated to investment manager	20,000,000
Percentage of portfolio split under control of investment managers	49.00%	46.00%
Percentage of portfolio split under control of investment managers	43.00%	52.00%
Percentage of portfolio split under control of investment managers	8.00%	2.00%
Portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund (as a percent)	12.00%	10.00%
Expected contributions for the next fiscal year	243,127
Expected benefit payments
2013	195,157
2014	189,195
2015	183,012
2016	176,758
2017	170,597
Years 2018 - 2022	769,995
State Bank of Chittenango pension plan | Carrying Amount
Benefit Plans
Total	1,976,719	1,947,056
State Bank of Chittenango pension plan | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	899,760	936,297
State Bank of Chittenango pension plan | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	1,076,959	1,010,759
State Bank of Chittenango pension plan | Cash equivalents
Benefit Plans
Target allocation, minimum (as a percent)	0.00%
Target allocation, maximum (as a percent)	20.00%
Percentage of Plan Assets	13.00%	11.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	0.40%
State Bank of Chittenango pension plan | Foreign currencies | Carrying Amount
Benefit Plans
Total	2,057	3,366
State Bank of Chittenango pension plan | Foreign currencies | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	2,057	3,366
State Bank of Chittenango pension plan | Government issues | Carrying Amount
Benefit Plans
Total	10,728
State Bank of Chittenango pension plan | Government issues | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	10,728
State Bank of Chittenango pension plan | Short-term investment funds | Carrying Amount
Benefit Plans
Total	242,302	203,281
State Bank of Chittenango pension plan | Short-term investment funds | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	242,302	203,281
State Bank of Chittenango pension plan | Common and preferred equities
Benefit Plans
Target allocation, minimum (as a percent)	40.00%
Target allocation, maximum (as a percent)	60.00%
Percentage of Plan Assets	45.00%	48.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	4.00%
State Bank of Chittenango pension plan | Common Stock | Carrying Amount
Benefit Plans
Total	870,508	910,462
State Bank of Chittenango pension plan | Common Stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	870,508	910,462
State Bank of Chittenango pension plan | Depository receipts | Carrying Amount
Benefit Plans
Total	19,468	19,598
State Bank of Chittenango pension plan | Depository receipts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	19,468	19,598
State Bank of Chittenango pension plan | Preferred stock | Carrying Amount
Benefit Plans
Total	3,860	2,871
State Bank of Chittenango pension plan | Preferred stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	3,860	2,871
State Bank of Chittenango pension plan | Fixed income securities
Benefit Plans
Target allocation, minimum (as a percent)	40.00%
Target allocation, maximum (as a percent)	60.00%
Percentage of Plan Assets	42.00%	41.00%
Weighted-Average Expected Long Term Rate of Return (as a percent)	1.90%
State Bank of Chittenango pension plan | Auto loan receivables | Carrying Amount
Benefit Plans
Total	10,712	235
State Bank of Chittenango pension plan | Auto loan receivables | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	10,712	235
State Bank of Chittenango pension plan | Collateralized Mortgage Obligations | Carrying Amount
Benefit Plans
Total	214,202	190,276
State Bank of Chittenango pension plan | Collateralized Mortgage Obligations | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	214,202	190,276
State Bank of Chittenango pension plan | Corporate bonds | Carrying Amount
Benefit Plans
Total	186,628	173,009
State Bank of Chittenango pension plan | Corporate bonds | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	186,628	173,009
State Bank of Chittenango pension plan | FHLMC | Carrying Amount
Benefit Plans
Total	24,526	33,560
State Bank of Chittenango pension plan | FHLMC | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	24,526	33,560
State Bank of Chittenango pension plan | FNMA | Carrying Amount
Benefit Plans
Total	98,083	103,672
State Bank of Chittenango pension plan | FNMA | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	98,083	103,672
State Bank of Chittenango pension plan | Government National Mortgage Assoc. I | Carrying Amount
Benefit Plans
Total	1,044	1,400
State Bank of Chittenango pension plan | Government National Mortgage Assoc. I | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	1,044	1,400
State Bank of Chittenango pension plan | Government National Mortgage Assoc. II | Carrying Amount
Benefit Plans
Total	4,548	7,263
State Bank of Chittenango pension plan | Government National Mortgage Assoc. II | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	4,548	7,263
State Bank of Chittenango pension plan | Government issues (US Treasuries) | Carrying Amount
Benefit Plans
Total	281,564	293,573
State Bank of Chittenango pension plan | Government issues (US Treasuries) | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	281,564	293,573
State Bank of Chittenango pension plan | Municipals | Carrying Amount
Benefit Plans
Total	2,150	2,280
State Bank of Chittenango pension plan | Municipals | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	2,150	2,280
State Bank of Chittenango pension plan | Other asset backed | Carrying Amount
Benefit Plans
Total	472	2,210
State Bank of Chittenango pension plan | Other asset backed | Significant Other Observable Inputs (Level 2)
Benefit Plans
Total	472	2,210
State Bank of Chittenango pension plan | Other financial instruments
Benefit Plans
Target allocation, minimum (as a percent)	0.00%
Target allocation, maximum (as a percent)	5.00%
Percentage of Plan Assets	0.00%	0.00%
State Bank of Chittenango pension plan | Real estate investment trust | Carrying Amount
Benefit Plans
Total	3,867
State Bank of Chittenango pension plan | Real estate investment trust | Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plans
Total	$ 3,867
State Bank of Chittenango pension plan | Maximum
Benefit Plans
Percentage of portfolio of security that can be purchased at a time	5.00%
Percentage of market value of security that can be purchased in any one issuer	8.00%
Percentage of investment manager's portfolio for specified securities	10.00%

Benefit Plans (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Jul. 07, 2010
401(k) savings plan
Maximum percentage of compensation for which employer makes matching contribution	5.00%
Employer contributions	$ 724,273	$ 655,808	$ 622,681
Employee Stock Ownership Plan ("ESOP")
Requisite age to participate in the plan	21 years
Requisite period of service to participate in the plan	1 year
Minimum service hours to participate in the plan	1000 hours
Number of shares of common stock sold to the Oneida Savings Bank employee stock ownership plan				157,500
Number of installments in which loan is payable	10
Period over which loan in payable in installments	10 years
Variable interest rate (as a percent)	3.25%	3.25%
Contributions to ESOP	235,835	288,538	331,100
ESOP compensation expense	350,113	343,042	302,739
Shares held by ESOP
Allocated to participants (in shares)	400,193	366,202
Unearned (in shares)	44,965	78,956
Total ESOP shares	445,158	445,158
Fair value of unearned shares	$ 478,877	$ 750,082

Stock Based Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation Plans
Number of share-based compensation plans	3
Stock Based Compensation Plans
Compensation cost	$ 264,462		$ 185,598
Total income tax benefit	101,818	0	71,455
Options
Stock Based Compensation Plans
Contractual term	9 years 6 months 23 days
Weighted-average assumptions used to determine fair value of options granted
Risk-free interest rate (as a percent)	0.60%		0.50%
Expected stock price volatility (as a percent)	21.98%		66.32%
Expected dividend rate (as a percent)	4.66%		3.00%
Expected life	5 years		2 months 1 day
Options Outstanding and Exercisable
Granted (in shares)	197,500
Outstanding, end of period (in shares)	197,500
Fully Vested and expected to vest (in shares)	197,500
Average Exercise Price
Granted (in dollars per share)	$ 10.3
Outstanding, end of period (in dollars per share)	$ 10.3
Weighted Remaining Contractual Term
Outstanding, beginning of period	9 years 6 months 23 days
Granted	9 years 6 months 23 days
Outstanding, end of period	9 years 6 months 23 days
Aggregate Intrinsic Value
Granted	69,125
Outstanding, end of period	69,125
Fully Vested and expected to vest	152,346
Information related to the stock option plan
Intrinsic value of options exercised			163,977
Cash received from option exercises			34,835
Shares received from option exercises			12,396
Tax benefit realized from option exercises			25,644
Weighted average fair value of options granted (in dollars per share)	$ 0.989		$ 1.057
2012 Equity Incentive Plan | Options
Stock Based Compensation Plans
Compensation cost	17,179
Number of shares of common stock authorized	216,750
Vesting period	5 years
Contractual term	10 years
Number of shares available for future grants	19,250
Weighted Remaining Contractual Term
Outstanding, beginning of period	10 years
Outstanding, end of period	10 years
Information related to the stock option plan
Total unrecognized compensation cost	178,050
Weighted-average period over which cost is expected to be recognized	4 years 7 months 6 days
2000 Stock Option Plan | Options
Stock Based Compensation Plans
Compensation cost			$ 13,102
Number of shares of common stock authorized	342,205
2000 Stock Option Plan | Options | Minimum
Stock Based Compensation Plans
Vesting period	1 year
2000 Stock Option Plan | Options | Maximum
Stock Based Compensation Plans
Vesting period	5 years

Stock Based Compensation Plans (Details 2) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Jul. 31, 2012 2012 Equity Incentive Plan Nonvested RRP shares	Dec. 31, 2012 2012 Equity Incentive Plan Nonvested RRP shares	Dec. 31, 2012 2012 Equity Incentive Plan Nonvested performance award item	Dec. 31, 2012 2012 Equity Incentive Plan Nonvested performance award Minimum	Dec. 31, 2012 2012 Equity Incentive Plan Nonvested performance award Maximum	Dec. 31, 2010 RRP Nonvested RRP shares
Stock Based Compensation Plans
Vesting period				5 years				5 years
Fair value as at grant date (in dollars per share)				$ 10.3	$ 10.3
Period of performance results on which vesting period is based					3 years
Number of sets of performance criteria					3
Period of cumulative earnings per share on which performance criteria is based					3 years
Return on average tangible equity metrics (as a percent)					33.00%
Period of cumulative earnings per share on which second performance criteria is based					3 years
Net charge off rate (as a percent)					33.00%
Profit margin (as a percent)					50.00%
Percentage of compensation cost payout						75.00%	100.00%
Total number of shares issuable under the plan				131,500	85,000
Number of shares issued under the plan			130,000
Shares
Granted (in shares)				130,000	85,000
Nonvested at the end of period (in shares)	215,000			130,000	85,000
Weighted Average Grant Date Fair Value
Granted (in dollars per shares)				$ 10.3	$ 10.3
Nonvested at the end of period (in dollars per shares)				$ 10.3	$ 10.3
Total unrecognized compensation cost				$ 1,200,000	$ 587,151
Weighted-average period over which cost is expected to be recognized				4 years 7 months 6 days	2 years
Compensation cost	264,462	185,598		117,822				172,496
Total fair value of shares vested								$ 124,658

Non-Interest Income and Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-interest income:
Service charges on deposit accounts	$ 2,589,333	$ 2,586,518	$ 2,635,334
Commissions and fees on sales of non-banking products	21,505,620	19,422,025	17,498,748
Cash surrender value increase	542,087	646,675	601,684
Gain on sale of loans	703,486	487,628	651,656
Other	1,272,530	1,511,483	1,500,888
Total non-interest income	26,613,056	24,654,329	22,888,310
Non-interest expenses:
Salaries and employee benefits	24,029,868	23,065,164	21,445,701
Building occupancy and equipment	4,674,793	4,838,369	4,996,850
FDIC and N.Y.S. assessment	419,624	609,682	860,121
Advertising	665,033	619,999	529,901
Postage and telephone	719,440	694,607	672,276
Director compensation	268,851	275,854	297,021
Professional fees	537,526	425,456	294,875
Consultant Fees	1,627,623	1,258,856	1,031,920
Travel and meetings	898,926	951,118	814,600
Insurance	486,498	374,539	321,423
Dues and subscriptions	249,051	212,434	207,287
Service fees	1,012,850	923,804	795,712
ORE expenses	135,378	129,672	57,476
Contributions	137,114	130,794	109,341
Sales tax	1,802	6,921	4,602
Other	930,899	838,792	755,942
Intangible amortization	338,877	390,706	411,990
Total non-interest expenses	$ 37,134,153	$ 35,746,767	$ 33,607,038

Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments to extend credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	$ 4,046,134	$ 18,054,533
Variable Rate	774,000	2,896,500
Unused lines of credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	1,254,057	2,789,175
Variable Rate	58,555,975	48,102,533
Standby letters of credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	$ 5,342,944	$ 274,039
Commitments to make loans | Minimum
Contractual amounts of financial instruments with off-balance-sheet risk
Interest rate of fixed rate loan commitments (as a percent)	3.75%
Maturity period of fixed rate loan commitments	15 years
Commitments to make loans | Maximum
Contractual amounts of financial instruments with off-balance-sheet risk
Period for which loan commitments are made	60 days
Interest rate of fixed rate loan commitments (as a percent)	6.75%
Maturity period of fixed rate loan commitments	30 years

Dividends and Restrictions (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Dividends and Restrictions
Amount of retained earnings legally available for dividends	$ 7,068,315	$ 9,915,343

Regulatory Matters (Details) (Bank, USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank
Total Capital (to Risk Weighted Assets)
Actual Amount	$ 63,590,679	$ 64,045,250
Actual Ratio (as a percent)	15.16%	15.62%
For Capital Adequacy Purposes Amount	33,552,340	32,798,038
For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	41,940,426	40,997,548
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets)
Actual Amount	60,814,822	61,145,725
Actual Ratio (as a percent)	14.50%	14.91%
For Capital Adequacy Purposes Amount	16,776,170	16,399,019
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	25,164,255	24,598,529
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier I Capital (to Average Assets)
Actual Amount	60,814,822	61,145,725
Actual Ratio (as a percent)	9.33%	9.62%
For Capital Adequacy Purposes Amount	26,064,343	25,432,984
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 32,580,429	$ 31,791,230
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%

Regulatory Matters (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Bank capital to regulatory capital
GAAP equity	$ 92,981,001	$ 87,902,188
Accumulated other comprehensive income	910,594	(2,122,238)
General regulatory allowance for loan losses	2,775,857	2,899,525	4,276,449	2,900,587
Additional disclosures
Minimum percentage of assets to be maintained in housing-related finance and other related areas as per Qualified Thrift Lender test	65.00%
Bank
Reconciliation of Bank capital to regulatory capital
GAAP equity	87,726,780	83,061,936
Accumulated other comprehensive income	(910,594)	2,122,238
Goodwill, net of applicable deferred taxes	(24,734,104)	(23,271,490)
Intangible assets, net of applicable deferred taxes	(1,218,570)	(714,724)
Disallowed portion of mortgage servicing rights	(48,690)	(52,235)
Tier 1 Capital	60,814,822	61,145,725
General regulatory allowance for loan losses	2,775,857	2,899,525
Total Capital	$ 63,590,679	$ 64,045,250

Parent Company Statements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash	$ 19,803,079	$ 40,571,673	$ 33,741,416	$ 39,537,002
Other assets	17,545,287	21,089,384
Total Assets	681,391,438	663,712,579
Liabilities and shareholders' equity:
Other liabilities	14,086,827	14,126,801
Shareholders' equity	92,981,001	87,902,188
Total Liabilities and Stockholders' Equity	681,391,438	663,712,579
Oneida Financial Corp.
Assets:
Cash	5,507,954	5,112,909	8,556,062	149,797
Investments in and advances to subsidiary	87,726,780	83,061,936
ESOP loan receivable	356,893	610,078
Other assets	514,383	346,190
Total Assets	94,106,010	89,131,113
Liabilities and shareholders' equity:
Other liabilities	1,066,009	1,169,925
Shareholders' equity	93,040,001	87,961,188
Total Liabilities and Stockholders' Equity	$ 94,106,010	$ 89,131,113

Parent Company Statements (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Other expenses									$ 930,899	$ 838,792	$ 755,942
Income before income taxes									7,861,318	7,874,219	4,932,326
Benefit for income taxes									2,095,000	1,953,000	914,200
Equity in undistributed net income:
Net Income attributable to Oneida Financial Corp.	1,795,000	65,000	1,899,000	2,002,000	1,664,000	956,000	1,696,000	1,413,000	5,760,418	5,729,281	3,760,688
Oneida Financial Corp.
Revenue:
Dividends from subsidiary									5,000,000
Interest on investments and deposits									20,300	71,743	41,288
Total revenue									5,020,300	71,743	41,288
Expenses:
Compensations and benefits									198,095	420,000	53,084
Other expenses									230,393	186,171	168,150
Total expenses									428,488	606,171	221,234
Income before income taxes									4,591,812	(534,428)	(179,946)
Benefit for income taxes									(157,000)	(207,000)	(82,000)
Income (loss) before equity in undistributed net income of subsidiary									4,748,812	(327,428)	(97,946)
Equity in undistributed net income:
Subsidiary bank									1,011,606	6,056,709	3,858,634
Net Income attributable to Oneida Financial Corp.									$ 5,760,418	$ 5,729,281	$ 3,760,688

Parent Company Statements (Details 3) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income attributable to Oneida Financial Corp. (in dollars)	$ 1,795,000	$ 65,000	$ 1,899,000	$ 2,002,000	$ 1,664,000	$ 956,000	$ 1,696,000	$ 1,413,000	$ 5,760,418	$ 5,729,281	$ 3,760,688
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned									264,462		185,598
Net cash provided by operating activities									9,485,612	10,850,420	8,684,636
Investing activities:
Purchase of securities available for sale									(140,313,084)	(86,022,264)	(244,076,005)
Maturities and calls of securities available for sale									54,615,727	54,875,009	60,670,003
Net cash (used in) provided by investing activities									(38,566,567)	6,843,912	(83,665,270)
Financing activities:
Dividends paid									(3,282,056)	(3,365,128)	(2,108,687)
Increase in noncontrolling interest											500
Redemption of noncontrolling interest										(2,500,500)
Repurchase of common shares									(1,039,703)	(2,267,285)
Exercise of stock options (using treasury stock)											170,035
Purchase of treasury stock											(155,877)
Net proceeds of stock offering and conversion											27,737,108
Net cash provided (used in) by financing activities									8,312,361	(10,864,075)	69,185,048
(Decrease) increase in cash and cash equivalents									(20,768,594)	6,830,257	(5,795,586)
Cash and cash equivalents at beginning of year				40,571,673				33,741,416	40,571,673	33,741,416	39,537,002
Cash and Cash Equivalents at End of Year	19,803,079				40,571,673				19,803,079	40,571,673	33,741,416
Non-cash financing activities:
Dividends declared and unpaid	842,952				829,868				842,952	829,868	859,774
Oneida Financial Corp.
Operating activities:
Net income attributable to Oneida Financial Corp. (in dollars)									5,760,418	5,729,281	3,760,688
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned									350,113	343,042	302,739
Other assets/liabilities, net									(285,192)	219,791	(177,651)
Equity in undistributed net income of subsidiary bank									(1,011,606)	(6,056,709)	(3,858,634)
Net cash provided by operating activities									4,813,733	235,405	27,142
Investing activities:
Purchase of securities available for sale											(2,000,000)
Maturities and calls of securities available for sale										2,000,000
Investment in subsidiary bank									(350,113)	2,157,458	(13,539,841)
Decrease (increase) in ESOP loan									253,185	319,780	(929,858)
Change in due from related parties										(22,883)	(794,257)
Net cash (used in) provided by investing activities									(96,928)	4,454,355	(17,263,956)
Financing activities:
Dividends paid									(3,282,056)	(3,365,128)	(2,108,687)
Increase in noncontrolling interest											500
Redemption of noncontrolling interest										(2,500,500)
Repurchase of common shares									(1,039,703)	(2,267,285)
Exercise of stock options (using treasury stock)											170,035
Purchase of treasury stock											(155,877)
Net proceeds of stock offering and conversion											27,737,108
Net cash provided (used in) by financing activities									(4,321,759)	(8,132,913)	25,643,079
(Decrease) increase in cash and cash equivalents									395,046	(3,443,153)	8,406,265
Cash and cash equivalents at beginning of year				5,112,909				8,556,062	5,112,909	8,556,062	149,797
Cash and Cash Equivalents at End of Year	5,507,954				5,112,909				5,507,954	5,112,909	8,556,062
Non-cash financing activities:
Dividends declared and unpaid	$ 842,952				$ 829,868				$ 842,952	$ 829,868	$ 859,774

Earnings per share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per Share
Number of non-vested stock awards participating securities outstanding (in shares)	130,000								130,000
Non-vested stock awards	215,000								215,000
Net income attributable to Oneida Financial Corp. (in dollars)	$ 1,795,000	$ 65,000	$ 1,899,000	$ 2,002,000	$ 1,664,000	$ 956,000	$ 1,696,000	$ 1,413,000	$ 5,760,418	$ 5,729,281	$ 3,760,688
Net earnings allocated to participating securities (in dollars)									(51,048)		(9,395)
Net earnings allocated to common stock (in dollars)									5,709,370	5,729,281	3,751,293
Basic
Distributed earnings allocated to common stock (in dollars)									3,264,243	3,335,221	2,951,267
Undistributed earnings allocated to common stock (in dollars)									2,445,127	2,394,060	800,026
Net earnings allocated to common stock (in dollars)									5,709,370	5,729,281	3,751,293
Weighted average common shares outstanding including shares considered participating securities									6,912,886	7,114,496	7,160,214
Less: Average unallocated ESOP shares									(70,166)	(110,793)	(75,083)
Less: Average participating securities (in shares)									(55,099)		(14,973)
Weighted average shares									6,787,621	7,003,703	7,070,158
Basic earnings per share (in dollars per share)	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.24	$ 0.14	$ 0.24	$ 0.2	$ 0.84	$ 0.82	$ 0.53
Diluted
Net earnings allocated to common stock (in dollars)									$ 5,709,370	$ 5,729,281	$ 3,749,496
Weighted average common shares outstanding for basic									6,787,621	7,003,703	7,070,158
Dilutive effect of stock options and nonparticipating securities (in shares)									5,681		1,860
Weighted average shares									6,793,302	7,003,703	7,072,018
Earnings per share - diluted (in dollars per share)	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.24	$ 0.14	$ 0.24	$ 0.2	$ 0.84	$ 0.82	$ 0.53
Anti-dilutive securities
Stock options excluded from computation of dilutive earnings per common share									197,500

Other Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the change in accumulated other comprehensive income balances, net of tax
Balance at the beginning of the period	$ (2,122,238)
Current Period Change	3,032,832	4,076,001	(2,237,373)
Balance at the end of the period	910,594	(2,122,238)
Accumulated other comprehensive income balances included in stockholders' equity
Gross Balance	1,517,659
Balance at Tax Effect	(607,065)
Net of tax	910,594	(2,122,238)
Unrealized (losses) gains on securities available for sale
Summary of the change in accumulated other comprehensive income balances, net of tax
Balance at the beginning of the period	113,248
Current Period Change	2,832,397
Balance at the end of the period	2,945,645
Accumulated other comprehensive income balances included in stockholders' equity
Gross Balance	4,909,411
Balance at Tax Effect	(1,963,766)
Net of tax	2,945,645
Unrealized loss on pension benefits
Summary of the change in accumulated other comprehensive income balances, net of tax
Balance at the beginning of the period	(2,235,486)
Current Period Change	200,435
Balance at the end of the period	(2,035,051)
Accumulated other comprehensive income balances included in stockholders' equity
Gross Balance	(3,391,752)
Balance at Tax Effect	1,356,701
Net of tax	$ (2,035,051)

Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Number of primary business segments									4
Segment Information
Net interest income	$ 4,919,000	$ 4,889,000	$ 4,920,000	$ 4,865,000	$ 4,868,000	$ 5,039,000	$ 5,013,000	$ 4,839,000	$ 19,592,463	$ 19,759,719	$ 18,098,625
Provision for loan losses									740,000	1,050,000	1,650,000
Net interest income after provision for loan losses									18,852,463	18,709,719	16,448,625
Impairment of other asset									(1,886,080)
Non-interest income									26,613,056	24,654,329	22,888,310
Income before income taxes									7,861,318	7,874,219	4,932,326
Income tax expense (benefit)									2,095,000	1,953,000	914,200
Net Income									5,766,318	5,921,219	4,018,126
Less: net income attributable to noncontrolling interest									5,900	191,938	257,438
Net Income attributable to Oneida Financial Corp.	1,795,000	65,000	1,899,000	2,002,000	1,664,000	956,000	1,696,000	1,413,000	5,760,418	5,729,281	3,760,688
Total Assets	681,391,438				663,712,579				681,391,438	663,712,579
Reportable segments
Segment Information
Net interest income									19,592,463	19,759,719	18,098,625
Provision for loan losses									740,000	1,050,000	1,650,000
Net interest income after provision for loan losses									18,852,463	18,709,719	16,448,625
Investment gains (losses), net									1,416,032	256,938	(797,571)
Impairment of other asset									(1,886,080)
Non-interest income									26,613,056	24,654,329	22,888,310
Non-interest expenses									35,333,950	33,963,908	31,625,073
Depreciation and amortization									1,800,203	1,782,859	1,981,965
Income before income taxes									7,861,318	7,874,219	4,932,326
Income tax expense (benefit)									2,095,000	1,953,000	914,200
Net Income									5,766,318	5,921,219	4,018,126
Less: net income attributable to noncontrolling interest									5,900	191,838	257,438
Net Income attributable to Oneida Financial Corp.									5,760,418	5,729,381	3,760,688
Total Assets	689,781,150				671,987,320				689,781,150	671,987,320	668,961,062
Banking Activities
Segment Information
Net interest income									19,592,463	19,759,719	18,098,625
Provision for loan losses									740,000	1,050,000	1,650,000
Net interest income after provision for loan losses									18,852,463	18,709,719	16,448,625
Investment gains (losses), net									1,416,032	256,938	(797,571)
Impairment of other asset									(1,886,080)
Non-interest income									5,107,436	5,232,304	5,389,562
Non-interest expenses									17,721,107	17,128,181	16,380,671
Depreciation and amortization									1,549,317	1,511,682	1,685,384
Income before income taxes									4,219,427	5,559,098	2,974,561
Income tax expense (benefit)									597,400	964,600	78,800
Net Income									3,622,027	4,594,498	2,895,761
Less: net income attributable to noncontrolling interest									5,900	191,838	257,438
Net Income attributable to Oneida Financial Corp.									3,616,127	4,402,660	2,638,323
Total Assets	656,728,776				641,445,777				656,728,776	641,445,777	643,116,251
Insurance Activities
Segment Information
Non-interest income									12,000,802	11,603,209	10,515,421
Non-interest expenses									9,921,563	10,075,521	9,428,009
Depreciation and amortization									163,263	171,507	169,131
Income before income taxes									1,915,976	1,356,181	918,281
Income tax expense (benefit)									795,500	586,000	404,000
Net Income									1,120,476	770,181	514,281
Net Income attributable to Oneida Financial Corp.									1,120,476	770,181	514,281
Total Assets	24,455,573				22,835,569				24,455,573	22,835,569	20,184,212
Consulting Activities
Segment Information
Non-interest income									7,635,322	6,482,456	5,936,999
Non-interest expenses									5,903,445	5,382,755	4,729,998
Depreciation and amortization									85,126	98,424	125,486
Income before income taxes									1,646,751	1,001,277	1,081,515
Income tax expense (benefit)									667,000	413,000	447,000
Net Income									979,751	588,277	634,515
Net Income attributable to Oneida Financial Corp.									979,751	588,277	634,515
Total Assets	8,079,227				7,399,574				8,079,227	7,399,574	5,509,696
Risk Management Activities
Segment Information
Non-interest income									1,869,496	1,336,360	1,046,328
Non-interest expenses									1,787,835	1,377,451	1,086,395
Depreciation and amortization									2,497	1,246	1,964
Income before income taxes									79,164	(42,337)	(42,031)
Income tax expense (benefit)									35,100	(10,600)	(15,600)
Net Income									44,064	(31,737)	(26,431)
Net Income attributable to Oneida Financial Corp.									44,064	(31,737)	(26,431)
Total Assets	$ 517,574				$ 306,400				$ 517,574	$ 306,400	$ 150,903

Segment Information (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	$ 681,391,438	$ 663,712,579
Reportable segments
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	689,781,150	671,987,320	668,961,062
Elimination of intercompany cash balances
Reconciliation of the Company's reported segment assets to consolidated assets
Consolidated assets	$ (8,389,712)	$ (8,274,741)

Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited)
Interest Income	$ 5,661,000	$ 5,674,000	$ 5,740,000	$ 5,691,000	$ 5,764,000	$ 5,985,000	$ 6,034,000	$ 5,999,000	$ 22,765,347	$ 23,782,932	$ 23,779,971
Net interest income	4,919,000	4,889,000	4,920,000	4,865,000	4,868,000	5,039,000	5,013,000	4,839,000	19,592,463	19,759,719	18,098,625
Net Income	1,795,000	65,000	1,899,000	2,002,000	1,664,000	956,000	1,696,000	1,413,000	5,760,418	5,729,281	3,760,688
Basic (in dollars per share)	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.24	$ 0.14	$ 0.24	$ 0.2	$ 0.84	$ 0.82	$ 0.53
Diluted (in dollars per share)	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.24	$ 0.14	$ 0.24	$ 0.2	$ 0.84	$ 0.82	$ 0.53
Asset Impairment Charges									$ 1,900,000

Conversion and Reorganization (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 07, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Feb. 09, 2010
Conversion and Reorganization
Ownership interest in the entity held by MHC prior to conversion (as a percent)					55.00%
Common stock issued upon completion of the Conversion and Offering (in shares)	7,164,794		7,024,596	6,915,570
Number of shares of common stock sold in the subscription, community and syndicated offerings	3,937,500
Sale price of common stock (in dollars per share)	$ 8
Additional shares issued to the former public stockholders	3,227,294
Exchange ratio	0.9136
Costs related to the Offering	$ 2,500,000
Net proceeds from the common stock offering	29,000,000	27,737,108
Cash received from MHC on conversion and dissolution	$ 36,000